UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21591

AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	07-31

Date of reporting period:	01-31-2021

ITEM 1. REPORTS TO STOCKHOLDERS.

(a) Provided under separate cover.

Semiannual Report

January 31, 2021

One Choice® Portfolio: Very Conservative
Investor Class (AONIX)
R Class (AORHX)

One Choice® Portfolio: Conservative
Investor Class (AOCIX)
R Class (AORSX)

One Choice® Portfolio: Moderate
Investor Class (AOMIX)
R Class (AORMX)

One Choice® Portfolio: Aggressive
Investor Class (AOGIX)
R Class (AORYX)

One Choice® Portfolio: Very Aggressive
Investor Class (AOVIX)
R Class (AORVX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended January 31, 2021. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Stocks Rallied as Stimulus, Vaccines Sparked Optimism

Stocks and other riskier assets delivered robust returns for the six-month reporting period. Investors generally remained upbeat despite periodic upswings in virus cases, lockdowns in certain regions and uncertainty surrounding the U.S. political climate. Ongoing support from global central banks and federal governments helped maintain investor confidence in the financial markets and the economic outlook. Improving data on U.S. manufacturing, employment and housing, along with positive vaccine developments and a late-2020 federal coronavirus aid package, helped sustain the rally. Furthermore, political clarity emerged following the January U.S. Senate run-off elections in Georgia.

The improving economic backdrop combined with massive monetary and fiscal support drove inflation expectations and U.S. Treasury yields higher. The yield on the benchmark 10-year U.S. Treasury note increased more than 50 basis points for the six-month period. Government bond yields in Europe were mixed as several countries in the region struggled with surging coronavirus cases and new business shutdown measures.

Overall, non-U.S. stocks generally outpaced U.S. stocks for the period, and within the U.S. market, small-cap stocks (Russell 2000 Index) were top performers, gaining more than 40%. Value stocks modestly outperformed growth stocks across the board. Rising yields pressured U.S. investment-grade bond returns, which declined nearly 1%. Conversely, global bonds advanced almost 2%.

A Return to Normalcy in Sight

The return to pre-pandemic life appears to be on the horizon now that COVID-19 vaccines have received emergency-use approval. In addition, medical professionals continue to improve treatment protocols for those afflicted with the virus. Nevertheless, until the vaccine is more widely available, investors may face periods of outbreak-related disruptions, economic uncertainty and heightened market volatility. These influences can be unsettling, but they tend to be temporary.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Portfolio Characteristics

Underlying Fund Allocations(1) as a % of net assets as of January 31, 2021
	One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
Equity
Equity Growth Fund	2.2%	3.3%	4.3%	4.8%	4.9%
Focused Dynamic Growth Fund	—	7.7%	1.8%	4.6%	6.1%
Focused Large Cap Value Fund	6.7%	—	8.9%	11.9%	12.5%
Growth Fund	2.3%	4.6%	5.6%	7.6%	9.6%
Heritage Fund	1.3%	2.8%	5.1%	7.2%	8.5%
Mid Cap Value Fund	4.2%	5.5%	6.0%	6.9%	7.9%
NT Disciplined Growth Fund	1.5%	2.6%	1.8%	—	—
Real Estate Fund	2.5%	—	—	—	—
Small Cap Growth Fund	0.5%	0.8%	1.3%	1.6%	2.5%
Small Cap Value Fund	0.5%	0.8%	1.4%	1.6%	2.6%
Sustainable Equity Fund	4.2%	7.2%	9.7%	10.2%	9.9%
Emerging Markets Fund	—	—	4.2%	5.8%	8.5%
International Growth Fund	—	3.5%	5.0%	6.0%	8.9%
Non-U.S. Intrinsic Value Fund	—	—	2.5%	3.7%	6.0%
NT Global Real Estate Fund	—	2.6%	3.0%	3.5%	4.1%
NT International Small-Mid Cap Fund	—	1.0%	2.1%	2.6%	5.0%
NT International Value Fund	—	4.0%	3.1%	2.8%	3.0%
Total Equity	25.9%	46.4%	65.8%	80.8%	100.0%
Fixed Income
Core Plus Fund	—	—	12.5%	5.0%	—
Diversified Bond Fund	18.1%	18.7%	—	—	—
Inflation-Adjusted Bond Fund	10.0%	6.9%	5.0%	3.0%	—
NT High Income Fund	3.5%	2.8%	2.9%	4.8%	—
Short Duration Fund	13.1%	5.9%	3.9%	1.0%	—
Short Duration Inflation Protection Bond Fund	13.0%	5.0%	1.0%	1.0%	—
Emerging Markets Debt Fund	1.5%	2.0%	2.0%	1.5%	—
Global Bond Fund	8.0%	6.8%	4.9%	2.9%	—
International Bond Fund	6.9%	5.5%	2.0%	—	—
Total Fixed Income	74.1%	53.6%	34.2%	19.2%	—
Other Assets and Liabilities	—(2)	—(2)	—(2)	—(2)	—
(1)Underlying fund investments represent Investor Class.
(2)Category is less than 0.05% of total net assets.
3

Shareholder Fee Examples

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds. As a shareholder in the underlying American Century Investments funds, your fund will indirectly bear its pro rata share of the expenses incurred by the underlying funds. These expenses are not included in the fund’s annualized expense ratio or the expenses paid during the period. These expenses are, however, included in the effective expenses paid during the period.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from August 1, 2020 to January 31, 2021.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

	Beginning Account Value 8/1/20	Ending Account Value 1/31/21	Expenses Paid During Period(1) 8/1/20 - 1/31/21	Annualized Expense Ratio(1)	Effective Expenses Paid During Period(2) 8/1/20 - 1/31/21	Effective Annualized Expense Ratio(2)
One Choice Portfolio: Very Conservative
Actual
Investor Class	$1,000	$1,054.20	$0.00	0.00%(3)	$3.62	0.70%
R Class	$1,000	$1,051.40	$2.59	0.50%	$6.20	1.20%
Hypothetical
Investor Class	$1,000	$1,025.21	$0.00	0.00%(3)	$3.57	0.70%
R Class	$1,000	$1,022.69	$2.55	0.50%	$6.11	1.20%
One Choice Portfolio: Conservative
Actual
Investor Class	$1,000	$1,083.40	$0.00	0.00%(3)	$4.15	0.79%
R Class	$1,000	$1,080.50	$2.62	0.50%	$6.76	1.29%
Hypothetical
Investor Class	$1,000	$1,025.21	$0.00	0.00%(3)	$4.02	0.79%
R Class	$1,000	$1,022.69	$2.55	0.50%	$6.56	1.29%
One Choice Portfolio: Moderate
Actual
Investor Class	$1,000	$1,119.60	$0.00	0.00%(3)	$4.65	0.87%
R Class	$1,000	$1,116.70	$2.67	0.50%	$7.31	1.37%
Hypothetical
Investor Class	$1,000	$1,025.21	$0.00	0.00%(3)	$4.43	0.87%
R Class	$1,000	$1,022.69	$2.55	0.50%	$6.97	1.37%
One Choice Portfolio: Aggressive
Actual
Investor Class	$1,000	$1,148.80	$0.00	0.00%(3)	$5.04	0.93%
R Class	$1,000	$1,146.40	$2.71	0.50%	$7.74	1.43%
Hypothetical
Investor Class	$1,000	$1,025.21	$0.00	0.00%(3)	$4.74	0.93%
R Class	$1,000	$1,022.69	$2.55	0.50%	$7.27	1.43%
One Choice Portfolio: Very Aggressive
Actual
Investor Class	$1,000	$1,186.10	$0.00	0.00%(3)	$5.68	1.03%
R Class	$1,000	$1,183.10	$2.75	0.50%	$8.42	1.53%
Hypothetical
Investor Class	$1,000	$1,025.21	$0.00	0.00%(3)	$5.24	1.03%
R Class	$1,000	$1,022.69	$2.55	0.50%	$7.78	1.53%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any underlying fund fees and expenses.
(2)Effective expenses reflect the sum of expenses borne directly by the class plus the fund's pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class's annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund's relative average investment therein during the period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements.
(3)Other expenses, which include directors' fees and expenses, did not exceed 0.005%.

5

Schedules of Investments

JANUARY 31, 2021 (UNAUDITED)

One Choice Portfolio: Very Conservative

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 57.7%
Diversified Bond Fund Investor Class	8,077,668	$90,954,546
Inflation-Adjusted Bond Fund Investor Class	3,950,654	50,173,312
NT High Income Fund Investor Class	1,759,483	17,348,502
Short Duration Fund Investor Class	6,246,912	65,405,164
Short Duration Inflation Protection Bond Fund Investor Class	6,091,962	65,305,837
		289,187,361
Domestic Equity Funds — 25.9%
Equity Growth Fund Investor Class	358,263	11,339,026
Focused Large Cap Value Fund Investor Class	3,082,070	33,440,462
Growth Fund Investor Class	246,075	11,444,928
Heritage Fund Investor Class	249,518	6,412,609
Mid Cap Value Fund Investor Class	1,241,444	20,918,338
NT Disciplined Growth Fund Investor Class	526,290	7,678,578
Real Estate Fund Investor Class	466,827	12,487,611
Small Cap Growth Fund Investor Class	108,114	2,643,398
Small Cap Value Fund Investor Class	298,973	2,666,842
Sustainable Equity Fund Investor Class	553,861	21,019,038
		130,050,830
International Fixed Income Funds — 16.4%
Emerging Markets Debt Fund Investor Class	696,120	7,483,288
Global Bond Fund Investor Class	3,793,281	39,943,252
International Bond Fund Investor Class	2,481,171	34,860,457
		82,286,997
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $433,809,159)		501,525,188
OTHER ASSETS AND LIABILITIES†		2,652
TOTAL NET ASSETS — 100.0%		$501,527,840

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.
6

JANUARY 31, 2021 (UNAUDITED)

One Choice Portfolio: Conservative

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 39.3%
Diversified Bond Fund Investor Class	22,361,439	$251,789,800
Inflation-Adjusted Bond Fund Investor Class	7,384,845	93,787,529
NT High Income Fund Investor Class	3,872,224	38,180,125
Short Duration Fund Investor Class	7,620,822	79,790,009
Short Duration Inflation Protection Bond Fund Investor Class	6,266,947	67,181,673
		530,729,136
Domestic Equity Funds — 35.3%
Equity Growth Fund Investor Class	1,399,394	44,290,826
Focused Large Cap Value Fund Investor Class	9,526,163	103,358,874
Growth Fund Investor Class	1,333,977	62,043,273
Heritage Fund Investor Class	1,482,941	38,111,576
Mid Cap Value Fund Investor Class	4,376,186	73,738,741
NT Disciplined Growth Fund Investor Class	2,358,879	34,416,045
Small Cap Growth Fund Investor Class	437,773	10,703,559
Small Cap Value Fund Investor Class	1,239,823	11,059,225
Sustainable Equity Fund Investor Class	2,577,516	97,816,745
		475,538,864
International Fixed Income Funds — 14.3%
Emerging Markets Debt Fund Investor Class	2,493,574	26,805,925
Global Bond Fund Investor Class	8,793,476	92,595,300
International Bond Fund Investor Class	5,262,929	73,944,158
		193,345,383
International Equity Funds — 11.1%
International Growth Fund Investor Class	3,154,945	47,166,432
NT Global Real Estate Fund Investor Class	3,143,948	34,237,591
NT International Small-Mid Cap Fund Investor Class	1,036,184	13,947,037
NT International Value Fund Investor Class	5,687,840	54,375,748
		149,726,808
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,118,695,855)		1,349,340,191
OTHER ASSETS AND LIABILITIES†		2,621
TOTAL NET ASSETS — 100.0%		$1,349,342,812

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.
7

JANUARY 31, 2021 (UNAUDITED)

One Choice Portfolio: Moderate

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 45.9%
Equity Growth Fund Investor Class	2,720,353	$86,099,172
Focused Dynamic Growth Fund Investor Class	669,490	35,924,818
Focused Large Cap Value Fund Investor Class	16,475,118	178,755,028
Growth Fund Investor Class	2,423,613	112,722,255
Heritage Fund Investor Class	3,961,851	101,819,567
Mid Cap Value Fund Investor Class	7,094,569	119,543,480
NT Disciplined Growth Fund Investor Class	2,455,052	35,819,202
Small Cap Growth Fund Investor Class	1,084,403	26,513,645
Small Cap Value Fund Investor Class	3,070,771	27,391,277
Sustainable Equity Fund Investor Class	5,152,651	195,543,108
		920,131,552
Domestic Fixed Income Funds — 25.3%
Core Plus Fund Investor Class	21,772,993	249,300,766
Inflation-Adjusted Bond Fund Investor Class	7,841,886	99,591,954
NT High Income Fund Investor Class	5,937,827	58,546,971
Short Duration Fund Investor Class	7,552,851	79,078,346
Short Duration Inflation Protection Bond Fund Investor Class	1,863,317	19,974,759
		506,492,796
International Equity Funds — 19.9%
Emerging Markets Fund Investor Class	5,437,830	83,198,806
International Growth Fund Investor Class	6,699,125	100,151,926
Non-U.S. Intrinsic Value Fund Investor Class	5,539,353	50,463,503
NT Global Real Estate Fund Investor Class	5,607,833	61,069,301
NT International Small-Mid Cap Fund Investor Class	3,080,395	41,462,114
NT International Value Fund Investor Class	6,408,917	61,269,246
		397,614,896
International Fixed Income Funds — 8.9%
Emerging Markets Debt Fund Investor Class	3,706,951	39,849,728
Global Bond Fund Investor Class	9,337,660	98,325,563
International Bond Fund Investor Class	2,845,007	39,972,342
		178,147,633
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,565,164,073)		2,002,386,877
OTHER ASSETS AND LIABILITIES†		6,904
TOTAL NET ASSETS — 100.0%		$2,002,393,781

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.
8

JANUARY 31, 2021 (UNAUDITED)

One Choice Portfolio: Aggressive

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 56.4%
Equity Growth Fund Investor Class	1,479,625	$46,830,117
Focused Dynamic Growth Fund Investor Class	837,628	44,947,094
Focused Large Cap Value Fund Investor Class	10,716,084	116,269,514
Growth Fund Investor Class	1,610,848	74,920,543
Heritage Fund Investor Class	2,731,790	70,207,010
Mid Cap Value Fund Investor Class	4,038,165	68,043,082
Small Cap Growth Fund Investor Class	633,261	15,483,229
Small Cap Value Fund Investor Class	1,793,628	15,999,166
Sustainable Equity Fund Investor Class	2,636,228	100,044,863
		552,744,618
International Equity Funds — 24.4%
Emerging Markets Fund Investor Class	3,683,312	56,354,681
International Growth Fund Investor Class	3,910,482	58,461,711
Non-U.S. Intrinsic Value Fund Investor Class	3,994,152	36,386,720
NT Global Real Estate Fund Investor Class	3,183,334	34,666,504
NT International Small-Mid Cap Fund Investor Class	1,873,733	25,220,446
NT International Value Fund Investor Class	2,861,516	27,356,090
		238,446,152
Domestic Fixed Income Funds — 14.8%
Core Plus Fund Investor Class	4,259,097	48,766,662
Inflation-Adjusted Bond Fund Investor Class	2,289,995	29,082,931
NT High Income Fund Investor Class	4,828,397	47,607,993
Short Duration Fund Investor Class	918,961	9,621,525
Short Duration Inflation Protection Bond Fund Investor Class	906,850	9,721,432
		144,800,543
International Fixed Income Funds — 4.4%
Emerging Markets Debt Fund Investor Class	1,353,015	14,544,909
Global Bond Fund Investor Class	2,726,755	28,712,733
		43,257,642
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $707,598,874)		979,248,955
OTHER ASSETS AND LIABILITIES†		(490)
TOTAL NET ASSETS — 100.0%		$979,248,465

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.
9

JANUARY 31, 2021 (UNAUDITED)

One Choice Portfolio: Very Aggressive

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 64.5%
Equity Growth Fund Investor Class	550,476	$17,422,551
Focused Dynamic Growth Fund Investor Class	399,864	21,456,728
Focused Large Cap Value Fund Investor Class	4,072,512	44,186,754
Growth Fund Investor Class	728,099	33,863,878
Heritage Fund Investor Class	1,169,611	30,059,011
Mid Cap Value Fund Investor Class	1,657,825	27,934,357
Small Cap Growth Fund Investor Class	364,346	8,908,253
Small Cap Value Fund Investor Class	1,025,687	9,149,130
Sustainable Equity Fund Investor Class	927,928	35,214,885
		228,195,547
International Equity Funds — 35.5%
Emerging Markets Fund Investor Class	1,972,835	30,184,378
International Growth Fund Investor Class	2,103,609	31,448,954
Non-U.S. Intrinsic Value Fund Investor Class	2,309,040	21,035,351
NT Global Real Estate Fund Investor Class	1,322,179	14,398,525
NT International Small-Mid Cap Fund Investor Class	1,311,859	17,657,623
NT International Value Fund Investor Class	1,111,446	10,625,427
		125,350,258
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $239,158,597)		353,545,805
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$353,545,805

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.
10

Statements of Assets and Liabilities

JANUARY 31, 2021 (UNAUDITED)
	One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate
Assets
Investment securities in affiliates, at value (cost of $433,809,159, $1,118,695,855 and $1,565,164,073, respectively)	$501,525,188	$1,349,340,191	$2,002,386,877
Receivable for investments sold	174,253	—	—
Receivable for capital shares sold	675,323	886,602	1,294,227
Distributions receivable from affiliates	204,189	499,649	841,679
	502,578,953	1,350,726,442	2,004,522,783

Liabilities
Disbursements in excess of demand deposit cash	—	—	6,000
Payable for investments purchased	201,537	584,208	851,592
Payable for capital shares redeemed	848,880	798,779	1,269,409
Distribution and service fees payable	696	643	2,001
	1,051,113	1,383,630	2,129,002

Net Assets	$501,527,840	$1,349,342,812	$2,002,393,781

Net Assets Consist of:
Capital (par value and paid-in surplus)	$435,618,092	$1,107,089,957	$1,544,470,171
Distributable earnings	65,909,748	242,252,855	457,923,610
	$501,527,840	$1,349,342,812	$2,002,393,781

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice Portfolio: Very Conservative
Investor Class, $0.01 Par Value	$499,967,700	38,910,633	$12.85
R Class, $0.01 Par Value	$1,560,140	121,340	$12.86
One Choice Portfolio: Conservative
Investor Class, $0.01 Par Value	$1,347,824,643	92,085,936	$14.64
R Class, $0.01 Par Value	$1,518,169	103,755	$14.63
One Choice Portfolio: Moderate
Investor Class, $0.01 Par Value	$1,997,730,845	120,435,542	$16.59
R Class, $0.01 Par Value	$4,662,936	281,207	$16.58

See Notes to Financial Statements.
11

JANUARY 31, 2021 (UNAUDITED)
	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
Assets
Investment securities in affiliates, at value (cost of $707,598,874 and $239,158,597, respectively)	$979,248,955	$353,545,805
Receivable for investments sold	—	755,768
Receivable for capital shares sold	1,242,622	233,125
Distributions receivable from affiliates	322,555	—
	980,814,132	354,534,698

Liabilities
Disbursements in excess of demand deposit cash	—	47
Payable for investments purchased	601,043	—
Payable for capital shares redeemed	962,742	987,214
Distribution and service fees payable	1,882	1,632
	1,565,667	988,893

Net Assets	$979,248,465	$353,545,805

Net Assets Consist of:
Capital (par value and paid-in surplus)	$700,652,551	$238,012,006
Distributable earnings	278,595,914	115,533,799
	$979,248,465	$353,545,805

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice Portfolio: Aggressive
Investor Class, $0.01 Par Value	$974,938,122	57,181,631	$17.05
R Class, $0.01 Par Value	$4,310,343	252,495	$17.07
One Choice Portfolio: Very Aggressive
Investor Class, $0.01 Par Value	$349,714,212	17,678,717	$19.78
R Class, $0.01 Par Value	$3,831,593	193,429	$19.81

See Notes to Financial Statements.
12

Statements of Operations

FOR THE SIX MONTHS ENDED JANUARY 31, 2021 (UNAUDITED)
	One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$4,644,201	$12,704,264	$12,894,735

Expenses:
Distribution and service fees - R Class	3,691	3,735	11,172
Directors' fees and expenses	7,336	19,745	29,212
Other expenses	—	204	47
	11,027	23,684	40,431

Net investment income (loss)	4,633,174	12,680,580	12,854,304

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	3,512,413	13,563,941	56,735,777
Capital gain distributions received from underlying funds	5,015,794	22,826,461	38,674,075
	8,528,207	36,390,402	95,409,852

Change in net unrealized appreciation (depreciation) on investments in underlying funds	12,334,938	54,275,371	108,519,699

Net realized and unrealized gain (loss) on affiliates	20,863,145	90,665,773	203,929,551

Net Increase (Decrease) in Net Assets Resulting from Operations	$25,496,319	$103,346,353	$216,783,855

See Notes to Financial Statements.
13

FOR THE SIX MONTHS ENDED JANUARY 31, 2021 (UNAUDITED)
	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$5,827,908	$1,587,305

Expenses:
Distribution and service fees - R Class	9,957	8,490
Directors' fees and expenses	14,139	4,979
Other expenses	40	48
	24,136	13,517

Net investment income (loss)	5,803,772	1,573,788

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	28,068,780	6,699,727
Capital gain distributions received from underlying funds	21,614,397	9,814,249
	49,683,177	16,513,976

Change in net unrealized appreciation (depreciation) on investments in underlying funds	73,567,419	37,972,265

Net realized and unrealized gain (loss) on affiliates	123,250,596	54,486,241

Net Increase (Decrease) in Net Assets Resulting from Operations	$129,054,368	$56,060,029

See Notes to Financial Statements.
14

Statements of Changes in Net Assets

SIX MONTHS ENDED JANUARY 31, 2021 (UNAUDITED) AND YEAR ENDED JULY 31, 2020
	One Choice Portfolio: Very Conservative		One Choice Portfolio: Conservative
Increase (Decrease) in Net Assets	January 31, 2021	July 31, 2020	January 31, 2021	July 31, 2020
Operations
Net investment income (loss)	$4,633,174	$7,497,391	$12,680,580	$20,019,796
Net realized gain (loss)	8,528,207	11,138,915	36,390,402	45,841,533
Change in net unrealized appreciation (depreciation)	12,334,938	8,534,805	54,275,371	22,858,567
Net increase (decrease) in net assets resulting from operations	25,496,319	27,171,111	103,346,353	88,719,896

Distributions to Shareholders
From earnings:
Investor Class	(13,790,731)	(15,252,884)	(61,454,526)	(58,361,840)
R Class	(41,495)	(27,164)	(65,134)	(41,650)
Decrease in net assets from distributions	(13,832,226)	(15,280,048)	(61,519,660)	(58,403,490)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	29,164,787	22,272,721	60,619,646	(24,691,769)

Net increase (decrease) in net assets	40,828,880	34,163,784	102,446,339	5,624,637

Net Assets
Beginning of period	460,698,960	426,535,176	1,246,896,473	1,241,271,836
End of period	$501,527,840	$460,698,960	$1,349,342,812	$1,246,896,473

See Notes to Financial Statements.
15

SIX MONTHS ENDED JANUARY 31, 2021 (UNAUDITED) AND YEAR ENDED JULY 31, 2020
	One Choice Portfolio: Moderate		One Choice Portfolio: Aggressive
Increase (Decrease) in Net Assets	January 31, 2021	July 31, 2020	January 31, 2021	July 31, 2020
Operations
Net investment income (loss)	$12,854,304	$28,753,804	$5,803,772	$13,878,341
Net realized gain (loss)	95,409,852	111,378,992	49,683,177	103,731,994
Change in net unrealized appreciation (depreciation)	108,519,699	6,697,868	73,567,419	(58,178,753)
Net increase (decrease) in net assets resulting from operations	216,783,855	146,830,664	129,054,368	59,431,582

Distributions to Shareholders
From earnings:
Investor Class	(149,578,917)	(117,958,666)	(84,451,967)	(109,070,189)
R Class	(336,398)	(233,199)	(357,864)	(356,880)
Decrease in net assets from distributions	(149,915,315)	(118,191,865)	(84,809,831)	(109,427,069)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	97,621,609	(76,079,931)	48,629,413	(399,643,724)

Net increase (decrease) in net assets	164,490,149	(47,441,132)	92,873,950	(449,639,211)

Net Assets
Beginning of period	1,837,903,632	1,885,344,764	886,374,515	1,336,013,726
End of period	$2,002,393,781	$1,837,903,632	$979,248,465	$886,374,515

See Notes to Financial Statements.
16

SIX MONTHS ENDED JANUARY 31, 2021 (UNAUDITED) AND YEAR ENDED JULY 31, 2020
	One Choice Portfolio: Very Aggressive
Increase (Decrease) in Net Assets	January 31, 2021	July 31, 2020
Operations
Net investment income (loss)	$1,573,788	$3,576,604
Net realized gain (loss)	16,513,976	28,045,390
Change in net unrealized appreciation (depreciation)	37,972,265	(5,149,277)
Net increase (decrease) in net assets resulting from operations	56,060,029	26,472,717

Distributions to Shareholders
From earnings:
Investor Class	(27,149,132)	(26,563,122)
R Class	(271,368)	(200,328)
Decrease in net assets from distributions	(27,420,500)	(26,763,450)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	17,240,235	(193,823)

Net increase (decrease) in net assets	45,879,764	(484,556)

Net Assets
Beginning of period	307,666,041	308,150,597
End of period	$353,545,805	$307,666,041

See Notes to Financial Statements.
17

Notes to Financial Statements

JANUARY 31, 2021 (UNAUDITED)

1. Organization

American Century Asset Allocation Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. One Choice Portfolio: Very Conservative, One Choice Portfolio: Conservative, One Choice Portfolio: Moderate, One Choice Portfolio: Aggressive and One Choice Portfolio: Very Aggressive (collectively, the funds) are five funds in a series issued by the corporation. The funds operate as “funds of funds,” meaning substantially all of the funds’ assets will be invested in other American Century Investments mutual funds (the underlying funds). Each fund’s assets are allocated among underlying funds that represent major asset classes, including equity securities (stocks), fixed-income securities (bonds) and cash-equivalent instruments (money markets). The funds will assume the risks associated with their underlying funds. Additional information and attributes of each underlying fund are available at americancentury.com. Each fund's investment objective is to seek the highest total return consistent with its asset mix. The funds offer the Investor Class and R Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the funds' investment valuation process and to provide methodologies for the oversight of the funds' pricing function. Investments in the underlying funds are valued at their reported NAV.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Income and capital gain distributions, if any, from the underlying funds are recorded as of the ex-dividend date. Long-term capital gain distributions, if any, from the underlying funds are a component of net realized gain (loss).

Expenses — The expenses included in the accompanying financial statements reflect the expenses of each fund and do not include any expenses associated with the underlying funds.

Income Tax Status — It is each fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The funds file U.S. federal, state, local and non-U.S. tax returns as applicable. The funds' tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

18

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly for One Choice Portfolio: Very Conservative, One Choice Portfolio: Conservative and One Choice Portfolio: Moderate. Distributions from net investment income, if any, are generally declared and paid annually for One Choice Portfolio: Aggressive and One Choice Portfolio: Very Aggressive. Distributions from net realized gains, if any, are generally declared and paid annually for all funds. Each fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, American Century Investment Management, Inc. (ACIM), the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM serves as the investment advisor for the underlying funds.

Administrative Fees — The corporation's investment advisor, ACIM, does not receive an administrative fee for services provided to the funds.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for the R Class (the plan), pursuant to Rule 12b-1 of the 1940 Act. The plan provides that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fee is computed and accrued daily based on the R Class's daily net assets and paid monthly in arrears. The fee is used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plan during the period ended January 31, 2021 are detailed in the Statements of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the funds. The directors receive detailed information about the funds and their investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The funds' officers do not receive compensation from the funds.

Acquired Fund Fees and Expenses — Each fund will indirectly realize its pro rata share of the fees and expenses of the underlying funds in which it invests. These fees and expenses are already reflected in the valuation of the underlying funds.

4. Investment Transactions

Investment transactions for the period ended January 31, 2021 were as follows:

	One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
Purchases	$77,810,354	$176,585,429	$453,993,691	$130,838,547	$28,535,567
Sales	$52,806,964	$141,983,106	$454,832,880	$139,668,091	$27,327,795

19

5. Capital Share Transactions

The corporation is authorized to issue 6,000,000,000 shares. Transactions in shares of the funds were as follows:

	Six months ended January 31, 2021		Year ended July 31, 2020
	Shares	Amount	Shares	Amount
One Choice Portfolio: Very Conservative
Investor Class
Sold	5,139,418	$65,680,633	10,580,148	$127,196,729
Issued in reinvestment of distributions	1,032,851	13,236,945	1,244,412	15,053,823
Redeemed	(3,899,063)	(50,013,519)	(10,122,763)	(120,486,847)
	2,273,206	28,904,059	1,701,797	21,763,705
R Class
Sold	32,123	410,705	68,275	815,963
Issued in reinvestment of distributions	3,189	41,009	2,240	27,164
Redeemed	(14,822)	(190,986)	(28,776)	(334,111)
	20,490	260,728	41,739	509,016
Net increase (decrease)	2,293,696	$29,164,787	1,743,536	$22,272,721

One Choice Portfolio: Conservative
Investor Class
Sold	7,336,345	$107,644,606	12,608,778	$170,640,483
Issued in reinvestment of distributions	4,029,849	59,020,116	4,187,666	57,072,820
Redeemed	(7,249,267)	(106,111,760)	(19,039,817)	(252,908,010)
	4,116,927	60,552,962	(2,243,373)	(25,194,707)
R Class
Sold	17,774	260,266	51,095	681,955
Issued in reinvestment of distributions	4,438	65,134	3,050	41,650
Redeemed	(17,594)	(258,716)	(16,605)	(220,667)
	4,618	66,684	37,540	502,938
Net increase (decrease)	4,121,545	$60,619,646	(2,205,833)	$(24,691,769)

One Choice Portfolio: Moderate
Investor Class
Sold	5,923,955	$99,490,536	11,860,935	$181,408,936
Issued in reinvestment of distributions	8,771,133	145,339,797	7,504,237	115,809,266
Redeemed	(8,808,459)	(147,496,601)	(24,904,467)	(373,658,278)
	5,886,629	97,333,732	(5,539,295)	(76,440,076)
R Class
Sold	31,625	532,067	79,887	1,225,827
Issued in reinvestment of distributions	19,932	330,641	15,059	232,896
Redeemed	(34,455)	(574,831)	(71,527)	(1,098,578)
	17,102	287,877	23,419	360,145
Net increase (decrease)	5,903,731	$97,621,609	(5,515,876)	$(76,079,931)
20

	Six months ended January 31, 2021		Year ended July 31, 2020
	Shares	Amount	Shares	Amount
One Choice Portfolio: Aggressive
Investor Class
Sold	2,488,250	$42,991,648	5,304,515	$82,007,218
Issued in reinvestment of distributions	4,859,870	82,795,133	6,783,657	107,385,285
Redeemed	(4,542,092)	(77,733,355)	(36,992,420)	(589,778,436)
	2,806,028	48,053,426	(24,904,248)	(400,385,933)
R Class
Sold	50,790	880,064	90,650	1,430,718
Issued in reinvestment of distributions	15,517	259,299	22,393	355,148
Redeemed	(32,911)	(563,376)	(66,589)	(1,043,657)
	33,396	575,987	46,454	742,209
Net increase (decrease)	2,839,424	$48,629,413	(24,857,794)	$(399,643,724)

One Choice Portfolio: Very Aggressive
Investor Class
Sold	1,096,923	$21,811,888	2,617,466	$43,921,594
Issued in reinvestment of distributions	1,320,561	26,065,440	1,463,373	25,960,237
Redeemed	(1,600,081)	(31,231,930)	(4,229,468)	(70,802,317)
	817,403	16,645,398	(148,629)	(920,486)
R Class
Sold	42,869	841,568	82,971	1,401,843
Issued in reinvestment of distributions	13,409	265,344	11,273	200,328
Redeemed	(26,390)	(512,075)	(52,276)	(875,508)
	29,888	594,837	41,968	726,663
Net increase (decrease)	847,291	$17,240,235	(106,661)	$(193,823)

6. Fair Value Measurements

The funds’ investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the funds’ investment securities were classified as Level 1. The Schedules of Investments provide additional information on the funds’ portfolio holdings.

21

7. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

	One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
Federal tax cost of investments	$443,503,233	$1,139,305,364	$1,606,580,850	$733,809,976	$251,459,608
Gross tax appreciation of investments	$58,040,402	$210,214,351	$398,412,293	$247,598,627	$103,232,800
Gross tax depreciation of investments	(18,447)	(179,524)	(2,606,266)	(2,159,648)	(1,146,603)
Net tax appreciation (depreciation) of investments	$58,021,955	$210,034,827	$395,806,027	$245,438,979	$102,086,197

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

8. Investments in Underlying Funds

The funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the funds within their investment strategies may represent a significant portion of the underlying funds’ net assets. As of period end, One Choice Portfolio: Moderate owned 49% of the shares of Core Plus Fund.

9. Risk Factors

The value of the funds’ shares will go up and down based on the performance of the underlying funds in which they invest. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the funds’ investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

22

10. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended January 31, 2021 follows:

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Portfolio: Very Conservative (Amounts in thousands)
Diversified Bond Fund	$89,375	$10,515	$5,909	$(3,026)	$90,955	8,078	$(142)	$3,263
Inflation-Adjusted Bond Fund	45,851	3,038	—	1,284	50,173	3,951	—	106
NT High Income Fund	9,126	7,718	57	562	17,349	1,760	(2)	277
Short Duration Fund	31,834	33,000	—	571	65,405	6,247	—	278
Short Duration Inflation Protection Bond Fund	59,506	4,140	—	1,660	65,306	6,092	—	352
Equity Growth Fund	10,177	1,434	191	(81)	11,339	358	14	1,232
Focused Large Cap Value Fund(3)	26,039	6,837	2,848	3,412	33,440	3,082	241	480
Growth Fund	15,751	421	4,398	(329)	11,445	246	1,875	374
Heritage Fund	6,381	780	920	172	6,413	250	500	780
Mid Cap Value Fund	19,186	953	1,745	2,524	20,918	1,241	326	271
NT Disciplined Growth Fund	7,635	972	533	(395)	7,679	526	143	971
Real Estate Fund	11,555	929	397	401	12,488	467	(32)	118
Small Cap Growth Fund	2,850	264	788	317	2,643	108	273	265
Small Cap Value Fund	2,473	6	705	893	2,667	299	22	6
Sustainable Equity Fund	20,306	410	2,057	2,360	21,019	554	288	87
Emerging Markets Debt Fund	6,788	398	—	297	7,483	696	—	123
Global Bond Fund	36,390	3,077	—	476	39,943	3,793	—	117
International Bond Fund	32,266	1,633	276	1,237	34,860	2,481	6	559
U.S. Government Money Market Fund	27,185	1,285	28,470	—	—	—	—	1
	$460,674	$77,810	$49,294	$12,335	$501,525	40,229	$3,512	$9,660
(1)Underlying fund investments represent Investor Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Effective December 10, 2020, the name of Large Company Value Fund was changed to Focused Large Cap Value Fund.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Portfolio: Conservative (Amounts in thousands)
Diversified Bond Fund	$242,395	$24,152	$6,393	$(8,364)	$251,790	22,361	$(172)	$8,743
Inflation-Adjusted Bond Fund	87,127	4,250	—	2,410	93,787	7,385	—	199
NT High Income Fund	25,000	11,771	126	1,535	38,180	3,872	(4)	734
Short Duration Fund	—	79,230	—	560	79,790	7,621	—	154
Short Duration Inflation Protection Bond Fund	61,126	4,350	—	1,706	67,182	6,267	—	363
Equity Growth Fund	41,950	4,805	1,894	(570)	44,291	1,399	402	4,805
Focused Large Cap Value Fund(3)	82,054	11,500	552	10,357	103,359	9,526	10	1,478
Growth Fund	70,769	2,016	12,521	1,779	62,043	1,334	5,370	2,016
Heritage Fund	36,427	4,607	4,461	1,539	38,112	1,483	2,235	4,608
Mid Cap Value Fund	66,629	1,062	2,988	9,036	73,739	4,376	511	948
NT Disciplined Growth Fund	33,754	4,353	2,075	(1,616)	34,416	2,359	481	4,354
Small Cap Growth Fund	11,050	1,067	2,734	1,320	10,703	438	1,034	1,067
Small Cap Value Fund	9,515	22	2,024	3,546	11,059	1,240	47	22
Sustainable Equity Fund	80,530	7,966	1,564	10,885	97,817	2,578	130	400
Emerging Markets Debt Fund	24,869	860	—	1,077	26,806	2,494	—	445
Global Bond Fund	85,969	5,535	—	1,091	92,595	8,793	—	275
International Bond Fund	69,385	2,128	181	2,612	73,944	5,263	—	1,190
International Growth Fund	51,095	2,054	8,298	2,315	47,166	3,155	3,535	2,054
NT Global Real Estate Fund	28,759	3,164	—	2,315	34,238	3,144	—	220
NT International Small-Mid Cap Fund	13,571	432	1,871	1,815	13,947	1,036	581	432
NT International Value Fund	53,623	1,022	9,196	8,927	54,376	5,688	(596)	1,022
U.S. Government Money Market Fund	71,302	239	71,541	—	—	—	—	2
	$1,246,899	$176,585	$128,419	$54,275	$1,349,340	101,812	$13,564	$35,531
(1)Underlying fund investments represent Investor Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Effective December 10, 2020, the name of Large Company Value Fund was changed to Focused Large Cap Value Fund.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Portfolio: Moderate (Amounts in thousands)
Equity Growth Fund	$80,803	$9,339	$3,147	$(896)	$86,099	2,720	$513	$9,339
Focused Dynamic Growth Fund	35,858	220	4,421	4,268	35,925	669	3,036	221
Focused Large Cap Value Fund(3)	141,703	20,287	91	16,856	178,755	16,475	—	2,542
Growth Fund	123,682	3,663	18,085	3,462	112,722	2,424	9,416	3,662
Heritage Fund	95,712	12,452	11,138	4,794	101,820	3,962	4,780	12,452
Mid Cap Value Fund	105,874	2,331	3,755	15,093	119,543	7,095	99	1,527
NT Disciplined Growth Fund	35,952	4,531	2,343	(2,321)	35,819	2,455	1,192	4,531
Small Cap Growth Fund	26,250	2,645	5,812	3,431	26,514	1,084	2,105	2,644
Small Cap Value Fund	22,182	52	3,343	8,500	27,391	3,071	67	53
Sustainable Equity Fund	165,138	11,299	2,592	21,698	195,543	5,153	223	800
Core Plus Fund	—	263,548	17,283	3,036	249,301	21,773	69	1,701
Inflation-Adjusted Bond Fund	91,229	5,812	—	2,551	99,592	7,842	—	211
NT High Income Fund	46,048	9,681	—	2,818	58,547	5,938	—	1,315
Short Duration Fund	—	78,524	—	554	79,078	7,553	—	153
Short Duration Inflation Protection Bond Fund	18,269	1,198	—	508	19,975	1,863	—	108
Emerging Markets Fund	76,307	—	7,766	14,658	83,199	5,438	4,009	—
International Growth Fund	102,634	4,361	12,816	5,973	100,152	6,699	5,788	4,361
Non-U.S. Intrinsic Value Fund	42,085	2,059	1,297	7,617	50,464	5,539	(110)	664
NT Global Real Estate Fund	49,799	7,229	—	4,041	61,069	5,608	—	392
NT International Small-Mid Cap Fund	39,585	1,285	5,005	5,597	41,462	3,080	1,410	1,285
NT International Value Fund	61,942	1,151	12,205	10,381	61,269	6,409	(918)	1,151
Emerging Markets Debt Fund	36,642	1,617	—	1,591	39,850	3,707	—	658
Global Bond Fund	90,105	7,073	—	1,148	98,326	9,338	—	292
International Bond Fund	37,216	1,400	45	1,401	39,972	2,845	1	643
U.S. Government Money Market Fund	66,278	1,285	67,563	—	—	—	—	2
Diversified Bond Fund	246,678	952	219,391	(28,239)	—	—	25,056	862
	$1,837,971	$453,994	$398,098	$108,520	$2,002,387	138,740	$56,736	$51,569
(1)Underlying fund investments represent Investor Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Effective December 10, 2020, the name of Large Company Value Fund was changed to Focused Large Cap Value Fund.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Portfolio: Aggressive (Amounts in thousands)
Equity Growth Fund	$43,630	$5,079	$1,474	$(405)	$46,830	1,480	$171	$5,079
Focused Dynamic Growth Fund	42,615	276	4,058	6,114	44,947	838	2,609	276
Focused Large Cap Value Fund(3)	92,786	12,495	—	10,988	116,269	10,716	—	1,657
Growth Fund	78,104	2,546	7,468	1,739	74,921	1,611	6,488	2,430
Heritage Fund	65,053	8,483	6,331	3,002	70,207	2,732	3,362	8,483
Mid Cap Value Fund	59,267	1,476	1,111	8,411	68,043	4,038	97	864
Small Cap Growth Fund	15,731	1,544	3,768	1,976	15,483	633	1,244	1,544
Small Cap Value Fund	13,580	32	2,729	5,116	15,999	1,794	36	32
Sustainable Equity Fund	84,755	5,624	1,434	11,100	100,045	2,636	116	409
Emerging Markets Fund	51,238	51	3,956	9,022	56,355	3,683	3,301	—
International Growth Fund	59,186	2,546	6,775	3,505	58,462	3,910	3,206	2,546
Non-U.S. Intrinsic Value Fund	30,274	1,574	967	5,506	36,387	3,994	(90)	479
NT Global Real Estate Fund	26,117	6,355	—	2,194	34,666	3,183	—	222
NT International Small-Mid Cap Fund	24,268	782	3,146	3,316	25,220	1,874	925	782
NT International Value Fund	27,582	514	5,359	4,619	27,356	2,862	(405)	514
Core Plus Fund	—	57,116	8,944	595	48,767	4,259	90	357
Inflation-Adjusted Bond Fund	25,269	3,076	—	738	29,083	2,290	—	62
NT High Income Fund	38,840	6,337	—	2,431	47,608	4,828	—	1,128
Short Duration Fund	—	9,554	—	68	9,622	919	—	19
Short Duration Inflation Protection Bond Fund	8,577	900	—	244	9,721	907	—	53
Emerging Markets Debt Fund	12,884	1,094	—	567	14,545	1,353	—	235
Global Bond Fund	25,124	3,264	—	325	28,713	2,727	—	85
Diversified Bond Fund	53,194	121	45,711	(7,604)	—	—	6,919	186
U.S. Government Money Market Fund	8,368	—	8,368	—	—	—	—	—
	$886,442	$130,839	$111,599	$73,567	$979,249	63,267	$28,069	$27,442
(1)Underlying fund investments represent Investor Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Effective December 10, 2020, the name of Large Company Value Fund was changed to Focused Large Cap Value Fund.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Portfolio: Very Aggressive (Amounts in thousands)
Equity Growth Fund	$13,311	$4,879	$466	$(301)	$17,423	550	$(18)	$1,903
Focused Dynamic Growth Fund	19,497	306	1,531	3,185	21,457	400	904	132
Focused Large Cap Value Fund(3)	33,723	6,405	—	4,059	44,187	4,073	—	617
Growth Fund	33,374	1,789	3,043	1,744	33,864	728	1,860	1,108
Heritage Fund	27,276	4,024	2,793	1,552	30,059	1,170	1,090	3,718
Mid Cap Value Fund	23,179	1,419	—	3,336	27,934	1,658	—	348
Small Cap Growth Fund	8,688	920	1,941	1,241	8,908	364	536	920
Small Cap Value Fund	8,089	19	1,981	3,022	9,149	1,026	18	19
Sustainable Equity Fund	31,746	625	1,138	3,982	35,215	928	154	144
Emerging Markets Fund	27,085	369	2,859	5,589	30,184	1,973	1,070	—
International Growth Fund	29,485	1,449	2,003	2,518	31,449	2,104	852	1,366
Non-U.S. Intrinsic Value Fund	17,200	1,029	303	3,109	21,035	2,309	(39)	275
NT Global Real Estate Fund	9,061	4,510	—	828	14,399	1,322	—	91
NT International Small-Mid Cap Fund	16,241	592	1,701	2,526	17,658	1,312	327	560
NT International Value Fund	9,711	201	869	1,582	10,625	1,111	(54)	201
	$307,666	$28,536	$20,628	$37,972	$353,546	21,028	$6,700	$11,402
(1)Underlying fund investments represent Investor Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Effective December 10, 2020, the name of Large Company Value Fund was changed to Focused Large Cap Value Fund.

Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Portfolio: Very Conservative
Investor Class
2021(4)	$12.54	0.12	0.56	0.68	(0.12)	(0.25)	(0.37)	$12.85	5.42%	0.00%(5)(6)	1.91%(5)	11%	$499,968
2020	$12.19	0.21	0.57	0.78	(0.21)	(0.22)	(0.43)	$12.54	6.56%	0.00%(6)	1.73%	22%	$459,434
2019	$12.05	0.29	0.32	0.61	(0.29)	(0.18)	(0.47)	$12.19	5.31%	0.00%(6)	2.48%	11%	$425,814
2018	$12.07	0.24	0.14	0.38	(0.24)	(0.16)	(0.40)	$12.05	3.13%	0.01%	2.01%	14%	$439,590
2017	$11.97	0.18	0.18	0.36	(0.17)	(0.09)	(0.26)	$12.07	3.10%	0.00%(6)	1.49%	13%	$442,359
2016	$11.82	0.18	0.38	0.56	(0.17)	(0.24)	(0.41)	$11.97	4.93%	0.00%(6)	1.52%	24%	$410,937
R Class
2021(4)	$12.55	0.10	0.54	0.64	(0.08)	(0.25)	(0.33)	$12.86	5.14%	0.50%(5)	1.41%(5)	11%	$1,560
2020	$12.19	0.14	0.59	0.73	(0.15)	(0.22)	(0.37)	$12.55	6.11%	0.50%	1.23%	22%	$1,265
2019	$12.06	0.21	0.33	0.54	(0.23)	(0.18)	(0.41)	$12.19	4.69%	0.50%	1.98%	11%	$721
2018	$12.08	0.19	0.13	0.32	(0.18)	(0.16)	(0.34)	$12.06	2.61%	0.51%	1.51%	14%	$363
2017	$11.97	0.12	0.19	0.31	(0.11)	(0.09)	(0.20)	$12.08	2.67%	0.50%	0.99%	13%	$129
2016	$11.82	0.11	0.39	0.50	(0.11)	(0.24)	(0.35)	$11.97	4.39%	0.50%	1.02%	24%	$57

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Portfolio: Conservative
Investor Class
2021(4)	$14.16	0.14	1.04	1.18	(0.14)	(0.56)	(0.70)	$14.64	8.34%	0.00%(5)(6)	1.94%(5)	11%	$1,347,825
2020	$13.75	0.22	0.84	1.06	(0.22)	(0.43)	(0.65)	$14.16	7.95%	0.00%(6)	1.64%	24%	$1,245,493
2019	$13.90	0.33	0.19	0.52	(0.33)	(0.34)	(0.67)	$13.75	4.25%	0.00%(6)	2.45%	11%	$1,240,425
2018	$13.62	0.28	0.46	0.74	(0.28)	(0.18)	(0.46)	$13.90	5.43%	0.01%	2.01%	8%	$1,301,374
2017	$13.16	0.19	0.65	0.84	(0.20)	(0.18)	(0.38)	$13.62	6.54%	0.00%(6)	1.48%	12%	$1,222,832
2016	$13.66	0.21	0.17	0.38	(0.21)	(0.67)	(0.88)	$13.16	3.13%	0.00%(6)	1.63%	19%	$1,101,058
R Class
2021(4)	$14.15	0.10	1.04	1.14	(0.10)	(0.56)	(0.66)	$14.63	8.05%	0.50%(5)	1.44%(5)	11%	$1,518
2020	$13.74	0.15	0.85	1.00	(0.16)	(0.43)	(0.59)	$14.15	7.42%	0.50%	1.14%	24%	$1,403
2019	$13.89	0.25	0.21	0.46	(0.27)	(0.34)	(0.61)	$13.74	3.73%	0.50%	1.95%	11%	$847
2018	$13.61	0.21	0.46	0.67	(0.21)	(0.18)	(0.39)	$13.89	4.90%	0.51%	1.51%	8%	$568
2017	$13.16	0.13	0.63	0.76	(0.13)	(0.18)	(0.31)	$13.61	5.93%	0.50%	0.98%	12%	$290
2016	$13.65	0.13	0.20	0.33	(0.15)	(0.67)	(0.82)	$13.16	2.68%	0.50%	1.13%	19%	$88

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Portfolio: Moderate
Investor Class
2021(4)	$16.01	0.11	1.80	1.91	(0.09)	(1.24)	(1.33)	$16.59	11.96%	0.00%(5)(6)	1.33%(5)	24%	$1,997,731
2020	$15.67	0.24	1.10	1.34	(0.24)	(0.76)	(1.00)	$16.01	8.86%	0.00%(6)	1.59%	28%	$1,833,678
2019	$16.11	0.35	0.14	0.49	(0.35)	(0.58)	(0.93)	$15.67	3.81%	0.00%(6)	2.28%	14%	$1,881,575
2018	$15.41	0.32	0.89	1.21	(0.32)	(0.19)	(0.51)	$16.11	7.95%	0.01%	2.02%	8%	$1,953,345
2017	$14.53	0.21	1.21	1.42	(0.21)	(0.33)	(0.54)	$15.41	10.09%	0.00%(6)	1.44%	15%	$1,841,820
2016	$15.48	0.25	(0.06)	0.19	(0.26)	(0.88)	(1.14)	$14.53	1.62%	0.00%(6)	1.75%	11%	$1,662,962
R Class
2021(4)	$16.00	0.07	1.80	1.87	(0.05)	(1.24)	(1.29)	$16.58	11.67%	0.50%(5)	0.83%(5)	24%	$4,663
2020	$15.66	0.16	1.11	1.27	(0.17)	(0.76)	(0.93)	$16.00	8.32%	0.50%	1.09%	28%	$4,226
2019	$16.10	0.26	0.16	0.42	(0.28)	(0.58)	(0.86)	$15.66	3.29%	0.50%	1.78%	14%	$3,770
2018	$15.41	0.24	0.88	1.12	(0.24)	(0.19)	(0.43)	$16.10	7.34%	0.51%	1.52%	8%	$2,804
2017	$14.53	0.13	1.22	1.35	(0.14)	(0.33)	(0.47)	$15.41	9.54%	0.50%	0.94%	15%	$1,677
2016	$15.47	0.19	(0.07)	0.12	(0.18)	(0.88)	(1.06)	$14.53	1.17%	0.50%	1.25%	11%	$633

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Portfolio: Aggressive
Investor Class
2021(4)	$16.24	0.11	2.31	2.42	(0.17)	(1.44)	(1.61)	$17.05	14.88%	0.00%(5)(6)	1.24%(5)	14%	$974,938
2020	$16.82	0.25	1.23	1.48	(0.26)	(1.80)	(2.06)	$16.24	9.12%	0.00%(6)	1.56%	27%	$882,822
2019	$17.44	0.36	0.07	0.43	(0.36)	(0.69)	(1.05)	$16.82	3.53%	0.00%(6)	2.17%	23%	$1,333,116
2018	$16.39	0.34	1.27	1.61	(0.32)	(0.24)	(0.56)	$17.44	9.97%	0.01%	1.99%	11%	$1,357,007
2017	$15.15	0.21	1.67	1.88	(0.22)	(0.42)	(0.64)	$16.39	12.88%	0.00%(6)	1.39%	18%	$1,223,445
2016	$16.90	0.26	(0.23)	0.03	(0.27)	(1.51)	(1.78)	$15.15	0.69%	0.00%(6)	1.76%	12%	$1,090,739
R Class
2021(4)	$16.21	0.07	2.30	2.37	(0.07)	(1.44)	(1.51)	$17.07	14.64%	0.50%(5)	0.74%(5)	14%	$4,310
2020	$16.78	0.17	1.23	1.40	(0.17)	(1.80)	(1.97)	$16.21	8.60%	0.50%	1.06%	27%	$3,552
2019	$17.41	0.26	0.08	0.34	(0.28)	(0.69)	(0.97)	$16.78	2.94%	0.50%	1.67%	23%	$2,898
2018	$16.36	0.26	1.27	1.53	(0.24)	(0.24)	(0.48)	$17.41	9.43%	0.51%	1.49%	11%	$2,237
2017	$15.12	0.13	1.67	1.80	(0.14)	(0.42)	(0.56)	$16.36	12.33%	0.50%	0.89%	18%	$1,457
2016	$16.87	0.16	(0.21)	(0.05)	(0.19)	(1.51)	(1.70)	$15.12	0.16%	0.50%	1.26%	12%	$386

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Portfolio: Very Aggressive
Investor Class
2021(4)	$18.07	0.09	3.28	3.37	(0.13)	(1.53)	(1.66)	$19.78	18.61%	0.00%(5)(6)	0.95%(5)	8%	$349,714
2020	$17.99	0.21	1.49	1.70	(0.22)	(1.40)	(1.62)	$18.07	9.61%	0.00%(6)	1.21%	33%	$304,714
2019	$19.07	0.30	(0.14)	0.16	(0.31)	(0.93)	(1.24)	$17.99	2.10%	0.00%(6)	1.70%	19%	$305,967
2018	$17.53	0.32	1.88	2.20	(0.33)	(0.33)	(0.66)	$19.07	12.68%	0.01%	1.70%	8%	$321,525
2017	$15.83	0.17	2.25	2.42	(0.15)	(0.57)	(0.72)	$17.53	15.85%	0.00%(6)	1.03%	11%	$288,436
2016	$18.47	0.23	(0.42)	(0.19)	(0.37)	(2.08)	(2.45)	$15.83	(0.44)%	0.00%(6)	1.47%	11%	$254,676
R Class
2021(4)	$18.05	0.05	3.26	3.31	(0.02)	(1.53)	(1.55)	$19.81	18.31%	0.50%(5)	0.45%(5)	8%	$3,832
2020	$17.96	0.12	1.49	1.61	(0.12)	(1.40)	(1.52)	$18.05	9.11%	0.50%	0.71%	33%	$2,952
2019	$19.04	0.20	(0.12)	0.08	(0.23)	(0.93)	(1.16)	$17.96	1.58%	0.50%	1.20%	19%	$2,184
2018	$17.50	0.20	1.90	2.10	(0.23)	(0.33)	(0.56)	$19.04	12.13%	0.51%	1.20%	8%	$1,376
2017	$15.81	0.08	2.24	2.32	(0.06)	(0.57)	(0.63)	$17.50	15.21%	0.50%	0.53%	11%	$619
2016	$18.44	0.13	(0.40)	(0.27)	(0.28)	(2.08)	(2.36)	$15.81	(0.92)%	0.50%	0.97%	11%	$114

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Ratio of operating expenses to average net assets does not include any fees and expenses of the underlying funds.
(4)Six months ended January 31, 2021 (unaudited).
(5)Annualized.
(6)Ratio was less than 0.005%.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the funds’ investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the funds is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The funds’ Form N-PORT reports are available on the SEC’s website at sec.gov. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their website at americancentury.com and, upon request, by calling 1-800-345-2021.

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Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Services for the Deaf	711

American Century Asset Allocation Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2021 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91634 2103

Semiannual Report

January 31, 2021

One Choice® In Retirement Portfolio	One Choice® 2045 Portfolio
Investor Class (ARTOX)	Investor Class (AROIX)
I Class (ATTIX)	I Class (AOOIX)
A Class (ARTAX)	A Class (AROAX)
C Class (ATTCX)	C Class (AROCX)
R Class (ARSRX)	R Class (ARORX)
R6 Class (ARDTX)	R6 Class (ARDOX)
One Choice® 2025 Portfolio	One Choice® 2050 Portfolio
Investor Class (ARWIX)	Investor Class (ARFVX)
I Class (ARWFX)	I Class (ARFSX)
A Class (ARWAX)	A Class (ARFMX)
C Class (ARWCX)	C Class (ARFDX)
R Class (ARWRX)	R Class (ARFWX)
R6 Class (ARWDX)	R6 Class (ARFEX)
One Choice® 2030 Portfolio	One Choice® 2055 Portfolio
Investor Class (ARCVX)	Investor Class (AREVX)
I Class (ARCSX)	I Class (ARENX)
A Class (ARCMX)	A Class (AREMX)
C Class (ARWOX)	C Class (AREFX)
R Class (ARCRX)	R Class (AREOX)
R6 Class (ARCUX)	R6 Class (AREUX)
One Choice® 2035 Portfolio	One Choice® 2060 Portfolio
Investor Class (ARYIX)	Investor Class (ARGVX)
I Class (ARLIX)	I Class (ARGNX)
A Class (ARYAX)	A Class (ARGMX)
C Class (ARLCX)	C Class (ARGHX)
R Class (ARYRX)	R Class (ARGRX)
R6 Class (ARLDX)	R6 Class (ARGDX)
One Choice® 2040 Portfolio	One Choice® 2065 Portfolio
Investor Class (ARDVX)	Investor Class (ARHVX)
I Class (ARDSX)	I Class (ARHUX)
A Class (ARDMX)	A Class (ARHMX)
C Class (ARNOX)	C Class (ARHEX)
R Class (ARDRX)	R Class (ARHFX)
R6 Class (ARDUX)	R6 Class (ARHSX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended January 31, 2021. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Stocks Rallied as Stimulus, Vaccines Sparked Optimism

Stocks and other riskier assets delivered robust returns for the six-month reporting period. Investors generally remained upbeat despite periodic upswings in virus cases, lockdowns in certain regions and uncertainty surrounding the U.S. political climate. Ongoing support from global central banks and federal governments helped maintain investor confidence in the financial markets and the economic outlook. Improving data on U.S. manufacturing, employment and housing, along with positive vaccine developments and a late-2020 federal coronavirus aid package, helped sustain the rally. Furthermore, political clarity emerged following the January U.S. Senate run-off elections in Georgia.

The improving economic backdrop combined with massive monetary and fiscal support drove inflation expectations and U.S. Treasury yields higher. The yield on the benchmark 10-year U.S. Treasury note increased more than 50 basis points for the six-month period. Government bond yields in Europe were mixed as several countries in the region struggled with surging coronavirus cases and new business shutdown measures.

Overall, non-U.S. stocks generally outpaced U.S. stocks for the period, and within the U.S. market, small-cap stocks (Russell 2000 Index) were top performers, gaining more than 40%. Value stocks modestly outperformed growth stocks across the board. Rising yields pressured U.S. investment-grade bond returns, which declined nearly 1%. Conversely, global bonds advanced almost 2%.

A Return to Normalcy in Sight

The return to pre-pandemic life appears to be on the horizon now that COVID-19 vaccines have received emergency-use approval. In addition, medical professionals continue to improve treatment protocols for those afflicted with the virus. Nevertheless, until the vaccine is more widely available, investors may face periods of outbreak-related disruptions, economic uncertainty and heightened market volatility. These influences can be unsettling, but they tend to be temporary.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Portfolio Characteristics

Underlying Fund Allocations(1) as a % of net assets as of January 31, 2021
	One Choice In Retirement Portfolio	One Choice 2025 Portfolio	One Choice 2030 Portfolio	One Choice 2035 Portfolio	One Choice 2040 Portfolio
Equity
Focused Dynamic Growth Fund	—	—	0.5%	1.3%	2.1%
NT Disciplined Growth Fund	2.6%	2.9%	2.8%	2.4%	1.8%
NT Equity Growth Fund	3.5%	3.6%	3.7%	3.9%	4.1%
NT Focused Large Cap Value Fund	8.4%	8.6%	8.9%	9.3%	9.9%
NT Growth Fund	3.9%	4.3%	4.9%	5.5%	6.0%
NT Heritage Fund	1.7%	2.1%	2.8%	3.7%	4.9%
NT Mid Cap Value Fund	3.7%	4.3%	4.9%	5.6%	6.2%
Small Cap Growth Fund	0.9%	0.9%	1.0%	1.2%	1.3%
Small Cap Value Fund	0.9%	1.0%	1.1%	1.2%	1.3%
Sustainable Equity Fund	6.4%	6.7%	7.0%	7.3%	7.6%
Non-U.S. Intrinsic Value Fund	—	0.4%	1.0%	1.7%	2.4%
NT Emerging Markets Fund	—	0.6%	1.5%	2.7%	4.4%
NT Global Real Estate Fund	0.9%	1.1%	1.3%	1.6%	1.9%
NT International Growth Fund	3.8%	4.2%	4.6%	5.0%	5.3%
NT International Small-Mid Cap Fund	0.4%	0.7%	1.1%	1.6%	2.0%
NT International Value Fund	4.3%	4.2%	3.9%	3.7%	3.4%
Total Equity	41.4%	45.6%	51.0%	57.7%	64.6%
Fixed Income
Inflation-Adjusted Bond Fund	3.2%	4.2%	4.8%	4.3%	3.5%
NT Diversified Bond Fund	21.3%	21.1%	20.0%	18.9%	17.4%
NT High Income Fund	3.7%	4.1%	4.5%	4.5%	4.3%
Short Duration Fund	10.7%	7.5%	4.3%	2.0%	0.3%
Short Duration Inflation Protection Bond Fund	7.7%	5.1%	2.8%	1.3%	0.2%
Emerging Markets Debt Fund	1.2%	1.7%	2.2%	2.5%	2.6%
Global Bond Fund	8.5%	8.5%	8.5%	7.8%	7.0%
International Bond Fund	2.3%	2.2%	1.9%	1.0%	0.1%
Total Fixed Income	58.6%	54.4%	49.0%	42.3%	35.4%
Other Assets and Liabilities	—(2)	—(2)	—(2)	—(2)	—(2)
(1)Underlying fund investments represent G Class.
(2)Category is less than 0.05% of total net assets.

Underlying Fund Allocations(1) as a % of net assets as of January 31, 2021
	One Choice 2045 Portfolio	One Choice 2050 Portfolio	One Choice 2055 Portfolio	One Choice 2060 Portfolio	One Choice 2065 Portfolio
Equity
Focused Dynamic Growth Fund	3.2%	4.4%	5.0%	5.1%	5.2%
NT Disciplined Growth Fund	1.2%	0.4%	—	—	—
NT Equity Growth Fund	4.5%	4.9%	5.1%	5.2%	5.3%
NT Focused Large Cap Value Fund	10.9%	11.8%	12.4%	12.8%	12.9%
NT Growth Fund	6.5%	7.2%	7.5%	7.8%	7.7%
NT Heritage Fund	5.6%	6.1%	6.4%	6.6%	6.7%
NT Mid Cap Value Fund	6.8%	7.4%	7.8%	8.0%	8.1%
Small Cap Growth Fund	1.4%	1.5%	1.6%	1.7%	1.6%
Small Cap Value Fund	1.4%	1.6%	1.6%	1.7%	1.7%
Sustainable Equity Fund	8.3%	9.1%	9.5%	9.7%	9.8%
Non-U.S. Intrinsic Value Fund	2.9%	3.4%	3.7%	4.0%	4.0%
NT Emerging Markets Fund	5.2%	5.8%	6.0%	6.2%	6.1%
NT Global Real Estate Fund	2.2%	2.4%	2.5%	2.5%	2.6%
NT International Growth Fund	5.8%	6.4%	6.7%	6.9%	7.0%
NT International Small-Mid Cap Fund	2.2%	2.4%	2.5%	2.6%	2.6%
NT International Value Fund	3.4%	3.4%	3.4%	3.4%	3.5%
Total Equity	71.5%	78.2%	81.7%	84.2%	84.8%
Fixed Income
Inflation-Adjusted Bond Fund	2.8%	2.2%	1.8%	1.6%	1.5%
NT Diversified Bond Fund	14.3%	10.9%	9.2%	7.9%	7.6%
NT High Income Fund	3.6%	2.7%	2.3%	2.0%	1.9%
Emerging Markets Debt Fund	2.1%	1.6%	1.3%	1.2%	1.2%
Global Bond Fund	5.7%	4.4%	3.7%	3.1%	3.0%
Total Fixed Income	28.5%	21.8%	18.3%	15.8%	15.2%
Other Assets and Liabilities	—(2)	—(2)	—(2)	—(2)	—(2)
(1)Underlying fund investments represent G Class.
(2)Category is less than 0.05% of total net assets.

Shareholder Fee Examples

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from August 1, 2020 to January 31, 2021 (except as noted).

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/1/20	Ending Account Value 1/31/21	Expenses Paid During Period(1) 8/1/20 - 1/31/21	Annualized Expense Ratio(1)
One Choice In Retirement Portfolio
Actual
Investor Class	$1,000	$1,077.00	$3.87	0.74%
I Class	$1,000	$1,077.20	$2.83	0.54%
A Class	$1,000	$1,075.00	$5.18	0.99%
C Class	$1,000	$1,071.00	$9.08	1.74%
R Class	$1,000	$1,073.60	$6.48	1.24%
R6 Class	$1,000	$1,078.60	$2.04	0.39%
Hypothetical
Investor Class	$1,000	$1,021.48	$3.77	0.74%
I Class	$1,000	$1,022.48	$2.75	0.54%
A Class	$1,000	$1,020.22	$5.04	0.99%
C Class	$1,000	$1,016.43	$8.84	1.74%
R Class	$1,000	$1,018.96	$6.31	1.24%
R6 Class	$1,000	$1,023.24	$1.99	0.39%
One Choice 2025 Portfolio
Actual
Investor Class	$1,000	$1,083.90	$3.99	0.76%
I Class	$1,000	$1,085.40	$2.94	0.56%
A Class	$1,000	$1,082.70	$5.30	1.01%
C Class	$1,000	$1,078.10	$9.22	1.76%
R Class	$1,000	$1,081.50	$6.61	1.26%
R6 Class	$1,000	$1,085.70	$2.16	0.41%
Hypothetical
Investor Class	$1,000	$1,021.37	$3.87	0.76%
I Class	$1,000	$1,022.38	$2.85	0.56%
A Class	$1,000	$1,020.11	$5.14	1.01%
C Class	$1,000	$1,016.33	$8.95	1.76%
R Class	$1,000	$1,018.85	$6.41	1.26%
R6 Class	$1,000	$1,023.14	$2.09	0.41%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any underlying fund fees and expenses.

	Beginning Account Value 8/1/20	Ending Account Value 1/31/21	Expenses Paid During Period(1) 8/1/20 - 1/31/21	Annualized Expense Ratio(1)
One Choice 2030 Portfolio
Actual
Investor Class	$1,000	$1,094.20	$4.12	0.78%
I Class	$1,000	$1,096.40	$3.06	0.58%
A Class	$1,000	$1,094.10	$5.44	1.03%
C Class	$1,000	$1,089.90	$9.38	1.78%
R Class	$1,000	$1,092.20	$6.75	1.28%
R6 Class	$1,000	$1,097.40	$2.27	0.43%
Hypothetical
Investor Class	$1,000	$1,021.27	$3.97	0.78%
I Class	$1,000	$1,022.28	$2.96	0.58%
A Class	$1,000	$1,020.01	$5.24	1.03%
C Class	$1,000	$1,016.23	$9.05	1.78%
R Class	$1,000	$1,018.75	$6.51	1.28%
R6 Class	$1,000	$1,023.04	$2.19	0.43%
One Choice 2035 Portfolio
Actual
Investor Class	$1,000	$1,107.20	$4.30	0.81%
I Class	$1,000	$1,108.00	$3.24	0.61%
A Class	$1,000	$1,105.80	$5.63	1.06%
C Class	$1,000	$1,101.60	$9.59	1.81%
R Class	$1,000	$1,104.40	$6.95	1.31%
R6 Class	$1,000	$1,109.90	$2.45	0.46%
Hypothetical
Investor Class	$1,000	$1,021.12	$4.13	0.81%
I Class	$1,000	$1,022.13	$3.11	0.61%
A Class	$1,000	$1,019.86	$5.40	1.06%
C Class	$1,000	$1,016.08	$9.20	1.81%
R Class	$1,000	$1,018.60	$6.67	1.31%
R6 Class	$1,000	$1,022.89	$2.35	0.46%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any underlying fund fees and expenses.

	Beginning Account Value 8/1/20	Ending Account Value 1/31/21	Expenses Paid During Period(1) 8/1/20 - 1/31/21	Annualized Expense Ratio(1)
One Choice 2040 Portfolio
Actual
Investor Class	$1,000	$1,120.80	$4.44	0.83%
I Class	$1,000	$1,122.20	$3.37	0.63%
A Class	$1,000	$1,118.90	$5.77	1.08%
C Class	$1,000	$1,114.80	$9.75	1.83%
R Class	$1,000	$1,117.80	$7.10	1.33%
R6 Class	$1,000	$1,122.20	$2.57	0.48%
Hypothetical
Investor Class	$1,000	$1,021.02	$4.23	0.83%
I Class	$1,000	$1,022.03	$3.21	0.63%
A Class	$1,000	$1,019.76	$5.50	1.08%
C Class	$1,000	$1,015.98	$9.30	1.83%
R Class	$1,000	$1,018.50	$6.77	1.33%
R6 Class	$1,000	$1,022.79	$2.45	0.48%
One Choice 2045 Portfolio
Actual
Investor Class	$1,000	$1,132.90	$4.62	0.86%
I Class	$1,000	$1,134.40	$3.55	0.66%
A Class	$1,000	$1,131.50	$5.96	1.11%
C Class	$1,000	$1,127.40	$9.97	1.86%
R Class	$1,000	$1,130.50	$7.30	1.36%
R6 Class	$1,000	$1,134.60	$2.74	0.51%
Hypothetical
Investor Class	$1,000	$1,020.87	$4.38	0.86%
I Class	$1,000	$1,021.88	$3.36	0.66%
A Class	$1,000	$1,019.61	$5.65	1.11%
C Class	$1,000	$1,015.83	$9.45	1.86%
R Class	$1,000	$1,018.35	$6.92	1.36%
R6 Class	$1,000	$1,022.64	$2.60	0.51%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any underlying fund fees and expenses.

	Beginning Account Value 8/1/20	Ending Account Value 1/31/21	Expenses Paid During Period(1) 8/1/20 - 1/31/21	Annualized Expense Ratio(1)
One Choice 2050 Portfolio
Actual
Investor Class	$1,000	$1,144.50	$4.76	0.88%
I Class	$1,000	$1,145.80	$3.68	0.68%
A Class	$1,000	$1,143.30	$6.10	1.13%
C Class	$1,000	$1,138.80	$10.13	1.88%
R Class	$1,000	$1,141.90	$7.45	1.38%
R6 Class	$1,000	$1,146.80	$2.87	0.53%
Hypothetical
Investor Class	$1,000	$1,020.77	$4.48	0.88%
I Class	$1,000	$1,021.78	$3.47	0.68%
A Class	$1,000	$1,019.51	$5.75	1.13%
C Class	$1,000	$1,015.73	$9.55	1.88%
R Class	$1,000	$1,018.25	$7.02	1.38%
R6 Class	$1,000	$1,022.53	$2.70	0.53%
One Choice 2055 Portfolio
Actual
Investor Class	$1,000	$1,149.60	$4.77	0.88%
I Class	$1,000	$1,151.20	$3.69	0.68%
A Class	$1,000	$1,149.10	$6.12	1.13%
C Class	$1,000	$1,144.80	$10.16	1.88%
R Class	$1,000	$1,146.80	$7.47	1.38%
R6 Class	$1,000	$1,152.60	$2.88	0.53%
Hypothetical
Investor Class	$1,000	$1,020.77	$4.48	0.88%
I Class	$1,000	$1,021.78	$3.47	0.68%
A Class	$1,000	$1,019.51	$5.75	1.13%
C Class	$1,000	$1,015.73	$9.55	1.88%
R Class	$1,000	$1,018.25	$7.02	1.38%
R6 Class	$1,000	$1,022.53	$2.70	0.53%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any underlying fund fees and expenses.

	Beginning Account Value 8/1/20	Ending Account Value 1/31/21	Expenses Paid During Period(1) 8/1/20 - 1/31/21	Annualized Expense Ratio(1)
One Choice 2060 Portfolio
Actual
Investor Class	$1,000	$1,153.80	$4.78	0.88%
I Class	$1,000	$1,155.30	$3.69	0.68%
A Class	$1,000	$1,152.70	$6.13	1.13%
C Class	$1,000	$1,148.00	$10.18	1.88%
R Class	$1,000	$1,150.80	$7.48	1.38%
R6 Class	$1,000	$1,155.70	$2.88	0.53%
Hypothetical
Investor Class	$1,000	$1,020.77	$4.48	0.88%
I Class	$1,000	$1,021.78	$3.47	0.68%
A Class	$1,000	$1,019.51	$5.75	1.13%
C Class	$1,000	$1,015.73	$9.55	1.88%
R Class	$1,000	$1,018.25	$7.02	1.38%
R6 Class	$1,000	$1,022.53	$2.70	0.53%
One Choice 2065 Portfolio
Actual
Investor Class	$1,000	$1,159.00	$3.41(2)	0.88%
I Class	$1,000	$1,159.60	$2.64(2)	0.68%
A Class	$1,000	$1,158.20	$4.38(2)	1.13%
C Class	$1,000	$1,154.80	$7.27(2)	1.88%
R Class	$1,000	$1,157.40	$5.34(2)	1.38%
R6 Class	$1,000	$1,161.10	$2.06(2)	0.53%
Hypothetical
Investor Class	$1,000	$1,020.77	$4.48	0.88%
I Class	$1,000	$1,021.78	$3.47	0.68%
A Class	$1,000	$1,019.51	$5.75	1.13%
C Class	$1,000	$1,015.73	$9.55	1.88%
R Class	$1,000	$1,018.25	$7.02	1.38%
R6 Class	$1,000	$1,022.53	$2.70	0.53%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any underlying fund fees and expenses.
(2)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 131, the number of days in the period from September 23, 2020 (fund inception) through January 31, 2021, divided by 365, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.

Schedules of Investments

JANUARY 31, 2021 (UNAUDITED)

One Choice In Retirement Portfolio

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 46.6%
Inflation-Adjusted Bond Fund G Class	6,598,387	$83,733,537
NT Diversified Bond Fund G Class	48,711,622	555,312,487
NT High Income Fund G Class	9,902,375	97,637,416
Short Duration Fund G Class	26,564,161	277,861,127
Short Duration Inflation Protection Bond Fund G Class	18,535,320	200,552,163
		1,215,096,730
Domestic Equity Funds — 32.0%
NT Disciplined Growth Fund G Class	4,563,336	67,081,046
NT Equity Growth Fund G Class	8,083,776	90,457,457
NT Focused Large Cap Value Fund G Class	18,910,951	219,367,026
NT Growth Fund G Class	4,922,473	100,861,464
NT Heritage Fund G Class	2,954,219	45,642,687
NT Mid Cap Value Fund G Class	7,598,835	96,885,152
Small Cap Growth Fund G Class	892,104	23,373,136
Small Cap Value Fund G Class	2,625,221	23,758,254
Sustainable Equity Fund G Class	4,390,812	167,333,834
		834,760,056
International Fixed Income Funds — 12.0%
Emerging Markets Debt Fund G Class	2,835,905	30,485,977
Global Bond Fund G Class	20,973,814	221,902,950
International Bond Fund G Class	4,258,958	60,775,325
		313,164,252
International Equity Funds — 9.4%
NT Global Real Estate Fund G Class	2,258,585	24,618,575
NT International Growth Fund G Class	7,120,122	98,613,691
NT International Small-Mid Cap Fund G Class	852,432	11,584,548
NT International Value Fund G Class	11,616,256	111,167,570
		245,984,384
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $2,189,232,900)		2,609,005,422
OTHER ASSETS AND LIABILITIES†		15,430
TOTAL NET ASSETS — 100.0%		$2,609,020,852

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

JANUARY 31, 2021 (UNAUDITED)

One Choice 2025 Portfolio

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 42.0%
Inflation-Adjusted Bond Fund G Class	8,048,536	$102,135,916
NT Diversified Bond Fund G Class	45,080,697	513,919,945
NT High Income Fund G Class	10,231,653	100,884,101
Short Duration Fund G Class	17,394,127	181,942,571
Short Duration Inflation Protection Bond Fund G Class	11,584,809	125,347,631
		1,024,230,164
Domestic Equity Funds — 34.4%
NT Disciplined Growth Fund G Class	4,760,565	69,980,302
NT Equity Growth Fund G Class	7,858,392	87,935,409
NT Focused Large Cap Value Fund G Class	18,037,288	209,232,543
NT Growth Fund G Class	5,145,209	105,425,323
NT Heritage Fund G Class	3,356,073	51,851,330
NT Mid Cap Value Fund G Class	8,241,292	105,076,474
Small Cap Growth Fund G Class	895,652	23,466,072
Small Cap Value Fund G Class	2,626,148	23,766,643
Sustainable Equity Fund G Class	4,268,157	162,659,480
		839,393,576
International Fixed Income Funds — 12.4%
Emerging Markets Debt Fund G Class	3,848,655	41,373,043
Global Bond Fund G Class	19,759,562	209,056,170
International Bond Fund G Class	3,733,271	53,273,770
		303,702,983
International Equity Funds — 11.2%
Non-U.S. Intrinsic Value Fund G Class	1,117,749	10,216,227
NT Emerging Markets Fund G Class	860,339	13,309,448
NT Global Real Estate Fund G Class	2,498,421	27,232,785
NT International Growth Fund G Class	7,337,061	101,618,295
NT International Small-Mid Cap Fund G Class	1,301,854	17,692,190
NT International Value Fund G Class	10,678,029	102,188,736
		272,257,681
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $2,017,285,797)		2,439,584,404
OTHER ASSETS AND LIABILITIES†		(33,080)
TOTAL NET ASSETS — 100.0%		$2,439,551,324

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

JANUARY 31, 2021 (UNAUDITED)

One Choice 2030 Portfolio

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 37.6%
Focused Dynamic Growth Fund G Class	185,363	$10,332,161
NT Disciplined Growth Fund G Class	3,930,752	57,782,055
NT Equity Growth Fund G Class	6,970,241	77,996,999
NT Focused Large Cap Value Fund G Class	16,028,675	185,932,627
NT Growth Fund G Class	5,001,556	102,481,875
NT Heritage Fund G Class	3,746,413	57,882,076
NT Mid Cap Value Fund G Class	8,077,659	102,990,150
Small Cap Growth Fund G Class	832,088	21,800,702
Small Cap Value Fund G Class	2,493,464	22,565,852
Sustainable Equity Fund G Class	3,818,689	145,530,244
		785,294,741
Domestic Fixed Income Funds — 36.4%
Inflation-Adjusted Bond Fund G Class	7,804,203	99,035,334
NT Diversified Bond Fund G Class	36,691,122	418,278,794
NT High Income Fund G Class	9,489,436	93,565,838
Short Duration Fund G Class	8,653,288	90,513,394
Short Duration Inflation Protection Bond Fund G Class	5,413,872	58,578,096
		759,971,456
International Equity Funds — 13.4%
Non-U.S. Intrinsic Value Fund G Class	2,292,963	20,957,679
NT Emerging Markets Fund G Class	1,995,974	30,877,717
NT Global Real Estate Fund G Class	2,590,146	28,232,596
NT International Growth Fund G Class	6,871,821	95,174,717
NT International Small-Mid Cap Fund G Class	1,685,352	22,903,934
NT International Value Fund G Class	8,603,510	82,335,593
		280,482,236
International Fixed Income Funds — 12.6%
Emerging Markets Debt Fund G Class	4,262,192	45,818,565
Global Bond Fund G Class	16,728,163	176,983,967
International Bond Fund G Class	2,847,389	40,632,241
		263,434,773
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,750,064,693)		2,089,183,206
OTHER ASSETS AND LIABILITIES†		4,498
TOTAL NET ASSETS — 100.0%		$2,089,187,704

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

JANUARY 31, 2021 (UNAUDITED)

One Choice 2035 Portfolio

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 41.4%
Focused Dynamic Growth Fund G Class	533,540	$29,739,535
NT Disciplined Growth Fund G Class	3,757,648	55,237,422
NT Equity Growth Fund G Class	8,256,432	92,389,477
NT Focused Large Cap Value Fund G Class	18,794,944	218,021,353
NT Growth Fund G Class	6,219,538	127,438,331
NT Heritage Fund G Class	5,574,631	86,128,050
NT Mid Cap Value Fund G Class	10,284,864	131,132,011
Small Cap Growth Fund G Class	1,050,244	27,516,382
Small Cap Value Fund G Class	3,063,506	27,724,730
Sustainable Equity Fund G Class	4,475,732	170,570,161
		965,897,452
Domestic Fixed Income Funds — 31.0%
Inflation-Adjusted Bond Fund G Class	7,810,514	99,115,428
NT Diversified Bond Fund G Class	38,744,353	441,685,627
NT High Income Fund G Class	10,713,482	105,634,933
Short Duration Fund G Class	4,428,587	46,323,017
Short Duration Inflation Protection Bond Fund G Class	2,691,581	29,122,910
		721,881,915
International Equity Funds — 16.3%
Non-U.S. Intrinsic Value Fund G Class	4,394,668	40,167,261
NT Emerging Markets Fund G Class	4,119,113	63,722,675
NT Global Real Estate Fund G Class	3,493,109	38,074,891
NT International Growth Fund G Class	8,389,758	116,198,150
NT International Small-Mid Cap Fund G Class	2,649,608	36,008,175
NT International Value Fund G Class	8,930,183	85,461,855
		379,633,007
International Fixed Income Funds — 11.3%
Emerging Markets Debt Fund G Class	5,382,935	57,866,551
Global Bond Fund G Class	17,333,229	183,385,567
International Bond Fund G Class	1,615,271	23,049,919
		264,302,037
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,892,619,084)		2,331,714,411
OTHER ASSETS AND LIABILITIES†		2,144
TOTAL NET ASSETS — 100.0%		$2,331,716,555

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

JANUARY 31, 2021 (UNAUDITED)

One Choice 2040 Portfolio

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 45.2%
Focused Dynamic Growth Fund G Class	638,247	$35,575,870
NT Disciplined Growth Fund G Class	2,059,529	30,275,078
NT Equity Growth Fund G Class	6,095,745	68,211,383
NT Focused Large Cap Value Fund G Class	14,108,629	163,660,093
NT Growth Fund G Class	4,818,586	98,732,819
NT Heritage Fund G Class	5,223,662	80,705,574
NT Mid Cap Value Fund G Class	8,034,282	102,437,094
Small Cap Growth Fund G Class	809,004	21,195,905
Small Cap Value Fund G Class	2,395,849	21,682,432
Sustainable Equity Fund G Class	3,311,713	126,209,397
		748,685,645
Domestic Fixed Income Funds — 25.7%
Inflation-Adjusted Bond Fund G Class	4,649,369	59,000,494
NT Diversified Bond Fund G Class	25,291,071	288,318,207
NT High Income Fund G Class	7,272,575	71,707,585
Short Duration Fund G Class	426,149	4,457,515
Short Duration Inflation Protection Bond Fund G Class	262,054	2,835,422
		426,319,223
International Equity Funds — 19.4%
Non-U.S. Intrinsic Value Fund G Class	4,298,659	39,289,746
NT Emerging Markets Fund G Class	4,729,610	73,167,067
NT Global Real Estate Fund G Class	2,924,652	31,878,704
NT International Growth Fund G Class	6,406,929	88,735,971
NT International Small-Mid Cap Fund G Class	2,390,278	32,483,883
NT International Value Fund G Class	5,832,324	55,815,341
		321,370,712
International Fixed Income Funds — 9.7%
Emerging Markets Debt Fund G Class	3,945,740	42,416,708
Global Bond Fund G Class	11,002,021	116,401,385
International Bond Fund G Class	162,069	2,312,729
		161,130,822
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,357,548,084)		1,657,506,402
OTHER ASSETS AND LIABILITIES†		(3,149)
TOTAL NET ASSETS — 100.0%		$1,657,503,253

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

JANUARY 31, 2021 (UNAUDITED)

One Choice 2045 Portfolio

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 49.8%
Focused Dynamic Growth Fund G Class	994,997	$55,461,144
NT Disciplined Growth Fund G Class	1,392,511	20,469,914
NT Equity Growth Fund G Class	6,906,805	77,287,144
NT Focused Large Cap Value Fund G Class	16,192,829	187,836,818
NT Growth Fund G Class	5,511,365	112,927,859
NT Heritage Fund G Class	6,293,152	97,229,196
NT Mid Cap Value Fund G Class	9,225,488	117,624,975
Small Cap Growth Fund G Class	931,104	24,394,935
Small Cap Value Fund G Class	2,695,601	24,395,185
Sustainable Equity Fund G Class	3,758,168	143,223,768
		860,850,938
International Equity Funds — 21.7%
Non-U.S. Intrinsic Value Fund G Class	5,414,919	49,492,358
NT Emerging Markets Fund G Class	5,781,748	89,443,647
NT Global Real Estate Fund G Class	3,454,614	37,655,289
NT International Growth Fund G Class	7,309,835	101,241,216
NT International Small-Mid Cap Fund G Class	2,838,398	38,573,828
NT International Value Fund G Class	6,167,901	59,026,814
		375,433,152
Domestic Fixed Income Funds — 20.7%
Inflation-Adjusted Bond Fund G Class	3,880,736	49,246,540
NT Diversified Bond Fund G Class	21,626,411	246,541,082
NT High Income Fund G Class	6,242,019	61,546,307
		357,333,929
International Fixed Income Funds — 7.8%
Emerging Markets Debt Fund G Class	3,396,710	36,514,634
Global Bond Fund G Class	9,343,779	98,857,179
		135,371,813
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,368,150,146)		1,728,989,832
OTHER ASSETS AND LIABILITIES†		130
TOTAL NET ASSETS — 100.0%		$1,728,989,962

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

JANUARY 31, 2021 (UNAUDITED)

One Choice 2050 Portfolio

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 54.4%
Focused Dynamic Growth Fund G Class	927,650	$51,707,206
NT Disciplined Growth Fund G Class	294,494	4,329,056
NT Equity Growth Fund G Class	5,124,777	57,346,254
NT Focused Large Cap Value Fund G Class	11,897,996	138,016,752
NT Growth Fund G Class	4,126,225	84,546,358
NT Heritage Fund G Class	4,602,135	71,102,992
NT Mid Cap Value Fund G Class	6,791,887	86,596,559
Small Cap Growth Fund G Class	682,619	17,884,627
Small Cap Value Fund G Class	2,029,429	18,366,335
Sustainable Equity Fund G Class	2,783,802	106,090,676
		635,986,815
International Equity Funds — 23.8%
Non-U.S. Intrinsic Value Fund G Class	4,359,983	39,850,244
NT Emerging Markets Fund G Class	4,337,136	67,095,499
NT Global Real Estate Fund G Class	2,547,621	27,769,071
NT International Growth Fund G Class	5,424,244	75,125,784
NT International Small-Mid Cap Fund G Class	2,095,675	28,480,224
NT International Value Fund G Class	4,172,585	39,931,634
		278,252,456
Domestic Fixed Income Funds — 15.8%
Inflation-Adjusted Bond Fund G Class	1,995,574	25,323,830
NT Diversified Bond Fund G Class	11,182,091	127,475,835
NT High Income Fund G Class	3,204,309	31,594,487
		184,394,152
International Fixed Income Funds — 6.0%
Emerging Markets Debt Fund G Class	1,749,772	18,810,051
Global Bond Fund G Class	4,794,180	50,722,422
		69,532,473
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $945,058,894)		1,168,165,896
OTHER ASSETS AND LIABILITIES†		(13,917)
TOTAL NET ASSETS — 100.0%		$1,168,151,979

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

JANUARY 31, 2021 (UNAUDITED)

One Choice 2055 Portfolio

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 56.9%
Focused Dynamic Growth Fund G Class	709,247	$39,533,430
NT Equity Growth Fund G Class	3,606,946	40,361,724
NT Focused Large Cap Value Fund G Class	8,428,745	97,773,444
NT Growth Fund G Class	2,896,844	59,356,341
NT Heritage Fund G Class	3,245,387	50,141,233
NT Mid Cap Value Fund G Class	4,795,446	61,141,931
Small Cap Growth Fund G Class	485,647	12,723,943
Small Cap Value Fund G Class	1,419,898	12,850,073
Sustainable Equity Fund G Class	1,958,683	74,645,415
		448,527,534
International Equity Funds — 24.8%
Non-U.S. Intrinsic Value Fund G Class	3,196,934	29,219,981
NT Emerging Markets Fund G Class	3,043,642	47,085,143
NT Global Real Estate Fund G Class	1,802,268	19,644,724
NT International Growth Fund G Class	3,811,625	52,791,012
NT International Small-Mid Cap Fund G Class	1,481,205	20,129,576
NT International Value Fund G Class	2,810,339	26,894,945
		195,765,381
Domestic Fixed Income Funds — 13.3%
Inflation-Adjusted Bond Fund G Class	1,120,947	14,224,818
NT Diversified Bond Fund G Class	6,371,746	72,637,903
NT High Income Fund G Class	1,810,502	17,851,549
		104,714,270
International Fixed Income Funds — 5.0%
Emerging Markets Debt Fund G Class	982,564	10,562,559
Global Bond Fund G Class	2,713,437	28,708,163
		39,270,722
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $655,348,569)		788,277,907
OTHER ASSETS AND LIABILITIES†		610
TOTAL NET ASSETS — 100.0%		$788,278,517

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

JANUARY 31, 2021 (UNAUDITED)

One Choice 2060 Portfolio

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 58.6%
Focused Dynamic Growth Fund G Class	234,177	$13,053,049
NT Equity Growth Fund G Class	1,190,300	13,319,452
NT Focused Large Cap Value Fund G Class	2,825,960	32,781,136
NT Growth Fund G Class	968,889	19,852,536
NT Heritage Fund G Class	1,098,068	16,965,143
NT Mid Cap Value Fund G Class	1,611,451	20,545,999
Small Cap Growth Fund G Class	160,801	4,212,984
Small Cap Value Fund G Class	474,402	4,293,339
Sustainable Equity Fund G Class	653,318	24,897,959
		149,921,597
International Equity Funds — 25.6%
Non-U.S. Intrinsic Value Fund G Class	1,107,370	10,121,362
NT Emerging Markets Fund G Class	1,019,215	15,767,260
NT Global Real Estate Fund G Class	597,115	6,508,555
NT International Growth Fund G Class	1,277,329	17,691,013
NT International Small-Mid Cap Fund G Class	489,780	6,656,108
NT International Value Fund G Class	916,803	8,773,800
		65,518,098
Domestic Fixed Income Funds — 11.5%
Inflation-Adjusted Bond Fund G Class	315,301	4,001,169
NT Diversified Bond Fund G Class	1,781,275	20,306,531
NT High Income Fund G Class	510,296	5,031,520
		29,339,220
International Fixed Income Funds — 4.3%
Emerging Markets Debt Fund G Class	277,085	2,978,665
Global Bond Fund G Class	762,709	8,069,461
		11,048,126
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $218,087,744)		255,827,041
OTHER ASSETS AND LIABILITIES†		117
TOTAL NET ASSETS — 100.0%		$255,827,158

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

JANUARY 31, 2021 (UNAUDITED)

One Choice 2065 Portfolio

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 59.0%
Focused Dynamic Growth Fund G Class	1,599	$89,144
NT Equity Growth Fund G Class	8,151	91,205
NT Focused Large Cap Value Fund G Class	19,193	222,640
NT Growth Fund G Class	6,504	133,260
NT Heritage Fund G Class	7,448	115,078
NT Mid Cap Value Fund G Class	11,006	140,324
Small Cap Growth Fund G Class	1,089	28,528
Small Cap Value Fund G Class	3,154	28,543
Sustainable Equity Fund G Class	4,437	169,086
		1,017,808
International Equity Funds — 25.8%
Non-U.S. Intrinsic Value Fund G Class	7,548	68,989
NT Emerging Markets Fund G Class	6,813	105,398
NT Global Real Estate Fund G Class	4,049	44,130
NT International Growth Fund G Class	8,745	121,112
NT International Small-Mid Cap Fund G Class	3,368	45,768
NT International Value Fund G Class	6,250	59,809
		445,206
Domestic Fixed Income Funds — 11.0%
Inflation-Adjusted Bond Fund G Class	2,068	26,244
NT Diversified Bond Fund G Class	11,494	131,035
NT High Income Fund G Class	3,335	32,886
		190,165
International Fixed Income Funds — 4.2%
Emerging Markets Debt Fund G Class	1,842	19,804
Global Bond Fund G Class	4,960	52,481
		72,285
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,703,278)		1,725,464
OTHER ASSETS AND LIABILITIES†		(2)
TOTAL NET ASSETS — 100.0%		$1,725,462

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

Statements of Assets and Liabilities

JANUARY 31, 2021 (UNAUDITED)
	One Choice In Retirement Portfolio	One Choice 2025 Portfolio
Assets
Investment securities in affiliates, at value (cost of $2,189,232,900 and $2,017,285,797, respectively)	$2,609,005,422	$2,439,584,404
Receivable for investments sold	13,293,841	15,237,136
Receivable for capital shares sold	2,446,982	1,649,656
Distributions receivable from affiliates	1,553,134	1,451,484
	2,626,299,379	2,457,922,680

Liabilities
Disbursements in excess of demand deposit cash	874	937
Payable for investments purchased	1,541,982	1,444,360
Payable for capital shares redeemed	14,157,695	15,432,204
Accrued management fees	1,399,483	1,337,130
Distribution and service fees payable	178,493	156,725
	17,278,527	18,371,356

Net Assets	$2,609,020,852	$2,439,551,324

Net Assets Consist of:
Capital (par value and paid-in surplus)	$2,159,653,072	$1,995,988,113
Distributable earnings	449,367,780	443,563,211
	$2,609,020,852	$2,439,551,324

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice In Retirement Portfolio
Investor Class, $0.01 Par Value	$970,161,241	72,182,442	$13.44
I Class, $0.01 Par Value	$541,430,650	40,276,931	$13.44
A Class, $0.01 Par Value	$268,343,424	19,965,237	$13.44*
C Class, $0.01 Par Value	$5,772,902	432,692	$13.34
R Class, $0.01 Par Value	$264,938,034	19,755,007	$13.41
R6 Class, $0.01 Par Value	$558,374,601	51,901,836	$10.76
One Choice 2025 Portfolio
Investor Class, $0.01 Par Value	$870,319,665	58,018,225	$15.00
I Class, $0.01 Par Value	$525,980,977	35,065,810	$15.00
A Class, $0.01 Par Value	$242,770,335	16,182,168	$15.00*
C Class, $0.01 Par Value	$3,845,238	255,938	$15.02
R Class, $0.01 Par Value	$232,527,689	15,505,611	$15.00
R6 Class, $0.01 Par Value	$564,107,420	50,482,348	$11.17
*Maximum offering price $14.26 and $15.92 (net asset value divided by 0.9425) for One Choice In Retirement Portfolio and One Choice 2025 Portfolio, respectively.

See Notes to Financial Statements.

JANUARY 31, 2021 (UNAUDITED)
	One Choice 2030 Portfolio	One Choice 2035 Portfolio
Assets
Investment securities in affiliates, at value (cost of $1,750,064,693 and $1,892,619,084, respectively)	$2,089,183,206	$2,331,714,411
Receivable for investments sold	4,311,676	8,497,700
Receivable for capital shares sold	2,382,202	1,947,928
Distributions receivable from affiliates	1,201,122	1,284,438
	2,097,078,206	2,343,444,477

Liabilities
Disbursements in excess of demand deposit cash	—	873
Payable for investments purchased	1,197,842	1,283,065
Payable for capital shares redeemed	5,382,956	8,895,711
Accrued management fees	1,139,010	1,372,736
Distribution and service fees payable	170,694	175,537
	7,890,502	11,727,922

Net Assets	$2,089,187,704	$2,331,716,555

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,723,651,905	$1,858,980,732
Distributable earnings	365,535,799	472,735,823
	$2,089,187,704	$2,331,716,555

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice 2030 Portfolio
Investor Class, $0.01 Par Value	$488,862,203	36,687,985	$13.32
I Class, $0.01 Par Value	$552,840,060	41,513,257	$13.32
A Class, $0.01 Par Value	$230,379,069	17,315,073	$13.31*
C Class, $0.01 Par Value	$3,791,852	284,351	$13.34
R Class, $0.01 Par Value	$271,246,746	20,377,471	$13.31
R6 Class, $0.01 Par Value	$542,067,774	44,954,016	$12.06
One Choice 2035 Portfolio
Investor Class, $0.01 Par Value	$721,899,884	43,047,690	$16.77
I Class, $0.01 Par Value	$543,947,722	32,407,469	$16.78
A Class, $0.01 Par Value	$244,665,185	14,588,611	$16.77*
C Class, $0.01 Par Value	$2,989,875	178,448	$16.75
R Class, $0.01 Par Value	$276,850,080	16,505,182	$16.77
R6 Class, $0.01 Par Value	$541,363,809	46,715,370	$11.59
*Maximum offering price $14.12 and $17.79 (net asset value divided by 0.9425) for One Choice 2030 Portfolio and One Choice 2035 Portfolio, respectively.

See Notes to Financial Statements.

JANUARY 31, 2021 (UNAUDITED)
	One Choice 2040 Portfolio	One Choice 2045 Portfolio
Assets
Investment securities in affiliates, at value (cost of $1,357,548,084 and $1,368,150,146, respectively)	$1,657,506,402	$1,728,989,832
Receivable for investments sold	3,238,177	7,062,086
Receivable for capital shares sold	1,635,248	1,773,809
Distributions receivable from affiliates	840,918	718,264
	1,663,220,745	1,738,543,991

Liabilities
Disbursements in excess of demand deposit cash	906	—
Payable for investments purchased	841,112	718,587
Payable for capital shares redeemed	3,746,227	7,606,691
Accrued management fees	985,149	1,089,568
Distribution and service fees payable	144,098	139,183
	5,717,492	9,554,029

Net Assets	$1,657,503,253	$1,728,989,962

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,330,521,259	$1,339,778,440
Distributable earnings	326,981,994	389,211,522
	$1,657,503,253	$1,728,989,962

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice 2040 Portfolio
Investor Class, $0.01 Par Value	$386,478,510	27,238,601	$14.19
I Class, $0.01 Par Value	$395,650,967	27,889,797	$14.19
A Class, $0.01 Par Value	$179,061,555	12,624,388	$14.18*
C Class, $0.01 Par Value	$1,625,293	114,782	$14.16
R Class, $0.01 Par Value	$239,969,625	16,924,174	$14.18
R6 Class, $0.01 Par Value	$454,717,303	36,251,551	$12.54
One Choice 2045 Portfolio
Investor Class, $0.01 Par Value	$507,818,456	28,253,466	$17.97
I Class, $0.01 Par Value	$373,191,369	20,745,315	$17.99
A Class, $0.01 Par Value	$165,247,046	9,198,794	$17.96*
C Class, $0.01 Par Value	$2,311,263	129,049	$17.91
R Class, $0.01 Par Value	$233,602,213	12,994,031	$17.98
R6 Class, $0.01 Par Value	$446,819,615	37,701,241	$11.85
*Maximum offering price $15.05 and $19.06 (net asset value divided by 0.9425) for One Choice 2040 Portfolio and One Choice 2045 Portfolio, respectively.

See Notes to Financial Statements.

JANUARY 31, 2021 (UNAUDITED)
	One Choice 2050 Portfolio	One Choice 2055 Portfolio
Assets
Investment securities in affiliates, at value (cost of $945,058,894 and $655,348,569, respectively)	$1,168,165,896	$788,277,907
Receivable for investments sold	1,205,216	1,277,078
Receivable for capital shares sold	2,017,265	2,040,009
Distributions receivable from affiliates	368,322	209,275
	1,171,756,699	791,804,269

Liabilities
Disbursements in excess of demand deposit cash	104	490
Payable for investments purchased	368,488	209,368
Payable for capital shares redeemed	2,396,079	2,752,653
Accrued management fees	738,550	495,396
Distribution and service fees payable	101,499	67,845
	3,604,720	3,525,752

Net Assets	$1,168,151,979	$788,278,517

Net Assets Consist of:
Capital (par value and paid-in surplus)	$927,187,799	$645,437,145
Distributable earnings	240,964,180	142,841,372
	$1,168,151,979	$788,278,517

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice 2050 Portfolio
Investor Class, $0.01 Par Value	$260,084,405	17,416,328	$14.93
I Class, $0.01 Par Value	$273,179,885	18,273,023	$14.95
A Class, $0.01 Par Value	$108,649,221	7,275,790	$14.93*
C Class, $0.01 Par Value	$1,502,918	100,849	$14.90
R Class, $0.01 Par Value	$176,498,270	11,813,813	$14.94
R6 Class, $0.01 Par Value	$348,237,280	26,341,230	$13.22
One Choice 2055 Portfolio
Investor Class, $0.01 Par Value	$150,840,988	9,074,713	$16.62
I Class, $0.01 Par Value	$213,520,018	12,849,785	$16.62
A Class, $0.01 Par Value	$74,180,590	4,467,043	$16.61*
C Class, $0.01 Par Value	$1,120,998	67,947	$16.50
R Class, $0.01 Par Value	$117,208,602	7,050,398	$16.62
R6 Class, $0.01 Par Value	$231,407,321	16,616,954	$13.93
*Maximum offering price $15.84 and $17.62 (net asset value divided by 0.9425) for One Choice 2050 Portfolio and One Choice 2055 Portfolio, respectively.

See Notes to Financial Statements.

JANUARY 31, 2021 (UNAUDITED)
	One Choice 2060 Portfolio	One Choice 2065 Portfolio
Assets
Investment securities in affiliates, at value (cost of $218,087,744 and $1,703,278, respectively)	$255,827,041	$1,725,464
Cash	—	12
Receivable for investments sold	79,788	—
Receivable for capital shares sold	753,264	25,280
Distributions receivable from affiliates	57,846	294
	256,717,939	1,751,050

Liabilities
Disbursements in excess of demand deposit cash	467	—
Payable for investments purchased	57,872	24,443
Payable for capital shares redeemed	648,238	98
Accrued management fees	159,081	922
Distribution and service fees payable	25,123	125
	890,781	25,588

Net Assets	$255,827,158	$1,725,462

Net Assets Consist of:
Capital (par value and paid-in surplus)	$215,591,025	$1,682,991
Distributable earnings	40,236,133	42,471
	$255,827,158	$1,725,462

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice 2060 Portfolio
Investor Class, $0.01 Par Value	$45,893,045	3,054,051	$15.03
I Class, $0.01 Par Value	$62,076,862	4,129,754	$15.03
A Class, $0.01 Par Value	$20,603,273	1,371,728	$15.02*
C Class, $0.01 Par Value	$253,131	16,978	$14.91
R Class, $0.01 Par Value	$47,257,602	3,147,869	$15.01
R6 Class, $0.01 Par Value	$79,743,245	5,291,726	$15.07
One Choice 2065 Portfolio
Investor Class, $0.01 Par Value	$1,143,495	99,519	$11.49
I Class, $0.01 Par Value	$30,895	2,688	$11.49
A Class, $0.01 Par Value	$53,707	4,674	$11.49*
C Class, $0.01 Par Value	$28,874	2,515	$11.48
R Class, $0.01 Par Value	$260,085	22,639	$11.49
R6 Class, $0.01 Par Value	$208,406	18,128	$11.50
*Maximum offering price $15.94 and $12.19 (net asset value divided by 0.9425) for One Choice 2060 Portfolio and One Choice 2065 Portfolio, respectively.

See Notes to Financial Statements.

Statements of Operations

FOR THE SIX MONTHS ENDED JANUARY 31, 2021 (UNAUDITED)
	One Choice In Retirement Portfolio	One Choice 2025 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$30,842,588	$31,880,154

Expenses:
Management fees	7,349,544	8,400,092
Distribution and service fees:
A Class	281,497	308,493
C Class	27,409	21,452
R Class	546,930	558,468
Directors' fees and expenses	28,593	36,752
Other expenses	207	877
	8,234,180	9,326,134
Fees waived	(575,346)	(682,755)
	7,658,834	8,643,379

Net investment income (loss)	23,183,754	23,236,775

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	17,096,405	34,977,539
Capital gain distributions received from underlying funds	42,272,611	43,119,417
	59,369,016	78,096,956

Change in net unrealized appreciation (depreciation) on investments in underlying funds	93,552,227	92,076,053

Net realized and unrealized gain (loss) on affiliates	152,921,243	170,173,009

Net Increase (Decrease) in Net Assets Resulting from Operations	$176,104,997	$193,409,784

See Notes to Financial Statements.

FOR THE SIX MONTHS ENDED JANUARY 31, 2021 (UNAUDITED)
	One Choice 2030 Portfolio	One Choice 2035 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$27,679,874	$30,813,352

Expenses:
Management fees	7,223,274	8,475,515
Distribution and service fees:
A Class	290,852	306,514
C Class	19,100	16,784
R Class	652,953	652,941
Directors' fees and expenses	31,213	34,576
Other expenses	291	30
	8,217,683	9,486,360
Fees waived	(668,001)	(657,619)
	7,549,682	8,828,741

Net investment income (loss)	20,130,192	21,984,611

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	26,002,218	35,047,128
Capital gain distributions received from underlying funds	40,017,471	48,311,077
	66,019,689	83,358,205

Change in net unrealized appreciation (depreciation) on investments in underlying funds	98,310,560	124,987,172

Net realized and unrealized gain (loss) on affiliates	164,330,249	208,345,377

Net Increase (Decrease) in Net Assets Resulting from Operations	$184,460,441	$230,329,988

See Notes to Financial Statements.

FOR THE SIX MONTHS ENDED JANUARY 31, 2021 (UNAUDITED)
	One Choice 2040 Portfolio	One Choice 2045 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$21,685,858	$22,184,004

Expenses:
Management fees	6,102,011	6,606,468
Distribution and service fees:
A Class	221,596	207,332
C Class	8,132	11,328
R Class	564,710	543,386
Directors' fees and expenses	24,414	25,266
Other expenses	28	47
	6,920,891	7,393,827
Fees waived	(539,969)	(481,976)
	6,380,922	6,911,851

Net investment income (loss)	15,304,936	15,272,153

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	23,038,329	25,880,491
Capital gain distributions received from underlying funds	36,890,926	40,289,976
	59,929,255	66,170,467

Change in net unrealized appreciation (depreciation) on investments in underlying funds	106,816,821	125,221,733

Net realized and unrealized gain (loss) on affiliates	166,746,076	191,392,200

Net Increase (Decrease) in Net Assets Resulting from Operations	$182,051,012	$206,664,353

See Notes to Financial Statements.

FOR THE SIX MONTHS ENDED JANUARY 31, 2021 (UNAUDITED)
	One Choice 2050 Portfolio	One Choice 2055 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$14,768,041	$9,852,370

Expenses:
Management fees	4,451,212	3,007,804
Distribution and service fees:
A Class	135,275	92,097
C Class	7,609	5,356
R Class	406,145	266,471
Directors' fees and expenses	17,024	11,407
Other expenses	27	—
	5,017,292	3,383,135
Fees waived	(329,960)	(256,336)
	4,687,332	3,126,799

Net investment income (loss)	10,080,709	6,725,571

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	15,701,411	7,607,473
Capital gain distributions received from underlying funds	28,358,734	19,548,887
	44,060,145	27,156,360

Change in net unrealized appreciation (depreciation) on investments in underlying funds	97,002,000	71,325,851

Net realized and unrealized gain (loss) on affiliates	141,062,145	98,482,211

Net Increase (Decrease) in Net Assets Resulting from Operations	$151,142,854	$105,207,782

See Notes to Financial Statements.

FOR THE SIX MONTHS ENDED JANUARY 31, 2021 (EXCEPT AS NOTED) (UNAUDITED)
	One Choice 2060 Portfolio	One Choice 2065 Portfolio(1)
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$3,049,937	$9,803

Expenses:
Management fees	917,645	2,250
Distribution and service fees:
A Class	20,569	32
C Class	1,178	99
R Class	103,932	197
Directors' fees and expenses	3,393	5
	1,046,717	2,583
Fees waived	(85,500)	(164)
	961,217	2,419

Net investment income (loss)	2,088,720	7,384

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	12,645	(2,602)
Capital gain distributions received from underlying funds	6,260,079	23,760
	6,272,724	21,158

Change in net unrealized appreciation (depreciation) on investments in underlying funds	24,090,484	22,186

Net realized and unrealized gain (loss) on affiliates	30,363,208	43,344

Net Increase (Decrease) in Net Assets Resulting from Operations	$32,451,928	$50,728

(1)September 23, 2020 (fund inception) through January 31, 2021.

See Notes to Financial Statements.

Statements of Changes in Net Assets

SIX MONTHS ENDED JANUARY 31, 2021 (UNAUDITED) AND YEAR ENDED JULY 31, 2020
	One Choice In Retirement Portfolio		One Choice 2025 Portfolio
Increase (Decrease) in Net Assets	January 31, 2021	July 31, 2020	January 31, 2021	July 31, 2020
Operations
Net investment income (loss)	$23,183,754	$24,635,792	$23,236,775	$45,279,884
Net realized gain (loss)	59,369,016	95,265,462	78,096,956	160,017,248
Change in net unrealized appreciation (depreciation)	93,552,227	(35,609,688)	92,076,053	(43,986,373)
Net increase (decrease) in net assets resulting from operations	176,104,997	84,291,566	193,409,784	161,310,759

Distributions to Shareholders
From earnings:
Investor Class	(35,978,009)	(50,182,110)	(53,670,485)	(69,899,584)
I Class	(12,819,259)	(16,463,578)	(30,064,343)	(43,723,205)
A Class	(9,820,088)	(8,754,663)	(13,961,296)	(18,272,251)
C Class	(165,770)	(206,948)	(210,997)	(279,146)
R Class	(7,409,985)	(8,787,568)	(12,506,141)	(14,207,912)
R6 Class	(21,343,594)	(21,210,434)	(44,045,956)	(49,126,369)
Decrease in net assets from distributions	(87,536,705)	(105,605,301)	(154,459,218)	(195,508,467)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	1,253,088,103	(222,692,770)	46,824,688	(241,930,003)

Net increase (decrease) in net assets	1,341,656,395	(244,006,505)	85,775,254	(276,127,711)

Net Assets
Beginning of period	1,267,364,457	1,511,370,962	2,353,776,070	2,629,903,781
End of period	$2,609,020,852	$1,267,364,457	$2,439,551,324	$2,353,776,070

See Notes to Financial Statements.

SIX MONTHS ENDED JANUARY 31, 2021 (UNAUDITED) AND YEAR ENDED JULY 31, 2020
	One Choice 2030 Portfolio		One Choice 2035 Portfolio
Increase (Decrease) in Net Assets	January 31, 2021	July 31, 2020	January 31, 2021	July 31, 2020
Operations
Net investment income (loss)	$20,130,192	$39,378,413	$21,984,611	$40,645,628
Net realized gain (loss)	66,019,689	121,601,785	83,358,205	148,415,560
Change in net unrealized appreciation (depreciation)	98,310,560	(11,678,040)	124,987,172	(20,505,556)
Net increase (decrease) in net assets resulting from operations	184,460,441	149,302,158	230,329,988	168,555,632

Distributions to Shareholders
From earnings:
Investor Class	(28,612,620)	(45,411,567)	(44,697,136)	(61,492,551)
I Class	(30,364,331)	(45,147,720)	(32,079,531)	(46,073,414)
A Class	(12,648,248)	(16,590,910)	(13,922,368)	(19,385,867)
C Class	(181,933)	(264,391)	(169,220)	(241,161)
R Class	(13,934,337)	(16,028,978)	(14,838,209)	(16,904,687)
R6 Class	(33,943,666)	(40,445,578)	(44,489,273)	(48,665,172)
Decrease in net assets from distributions	(119,685,135)	(163,889,144)	(150,195,737)	(192,762,852)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	25,182,002	(252,611,400)	52,154,159	(137,067,887)

Net increase (decrease) in net assets	89,957,308	(267,198,386)	132,288,410	(161,275,107)

Net Assets
Beginning of period	1,999,230,396	2,266,428,782	2,199,428,145	2,360,703,252
End of period	$2,089,187,704	$1,999,230,396	$2,331,716,555	$2,199,428,145

See Notes to Financial Statements.

SIX MONTHS ENDED JANUARY 31, 2021 (UNAUDITED) AND YEAR ENDED JULY 31, 2020
	One Choice 2040 Portfolio		One Choice 2045 Portfolio
Increase (Decrease) in Net Assets	January 31, 2021	July 31, 2020	January 31, 2021	July 31, 2020
Operations
Net investment income (loss)	$15,304,936	$28,812,110	$15,272,153	$26,956,991
Net realized gain (loss)	59,929,255	108,028,832	66,170,467	123,435,576
Change in net unrealized appreciation (depreciation)	106,816,821	(9,503,036)	125,221,733	(16,111,484)
Net increase (decrease) in net assets resulting from operations	182,051,012	127,337,906	206,664,353	134,281,083

Distributions to Shareholders
From earnings:
Investor Class	(24,709,778)	(39,317,738)	(32,097,949)	(47,327,100)
I Class	(24,461,100)	(36,701,261)	(22,634,970)	(33,019,671)
A Class	(10,661,760)	(14,073,593)	(9,532,282)	(14,950,228)
C Class	(84,182)	(143,210)	(124,761)	(192,244)
R Class	(13,272,197)	(14,740,050)	(12,624,353)	(14,926,505)
R6 Class	(31,076,812)	(35,749,277)	(38,662,897)	(43,451,208)
Decrease in net assets from distributions	(104,265,829)	(140,725,129)	(115,677,212)	(153,866,956)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	37,112,735	(184,384,977)	49,371,832	(64,544,722)

Net increase (decrease) in net assets	114,897,918	(197,772,200)	140,358,973	(84,130,595)

Net Assets
Beginning of period	1,542,605,335	1,740,377,535	1,588,630,989	1,672,761,584
End of period	$1,657,503,253	$1,542,605,335	$1,728,989,962	$1,588,630,989

See Notes to Financial Statements.

SIX MONTHS ENDED JANUARY 31, 2021 (UNAUDITED) AND YEAR ENDED JULY 31, 2020
	One Choice 2050 Portfolio		One Choice 2055 Portfolio
Increase (Decrease) in Net Assets	January 31, 2021	July 31, 2020	January 31, 2021	July 31, 2020
Operations
Net investment income (loss)	$10,080,709	$18,135,693	$6,725,571	$11,038,879
Net realized gain (loss)	44,060,145	78,352,609	27,156,360	40,225,957
Change in net unrealized appreciation (depreciation)	97,002,000	(423,498)	71,325,851	12,012,205
Net increase (decrease) in net assets resulting from operations	151,142,854	96,064,804	105,207,782	63,277,041

Distributions to Shareholders
From earnings:
Investor Class	(16,942,079)	(25,450,839)	(7,958,664)	(12,378,670)
I Class	(17,435,738)	(24,602,081)	(11,190,864)	(15,317,144)
A Class	(6,709,198)	(9,337,198)	(3,548,292)	(5,182,602)
C Class	(89,047)	(106,447)	(48,270)	(62,252)
R Class	(9,944,350)	(10,305,931)	(5,160,023)	(5,674,041)
R6 Class	(24,429,921)	(27,479,167)	(13,898,049)	(15,687,827)
Decrease in net assets from distributions	(75,550,333)	(97,281,663)	(41,804,162)	(54,302,536)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	23,735,105	(56,269,155)	18,088,283	17,720,475

Net increase (decrease) in net assets	99,327,626	(57,486,014)	81,491,903	26,694,980

Net Assets
Beginning of period	1,068,824,353	1,126,310,367	706,786,614	680,091,634
End of period	$1,168,151,979	$1,068,824,353	$788,278,517	$706,786,614

See Notes to Financial Statements.

SIX MONTHS ENDED JANUARY 31, 2021 (EXCEPT AS NOTED) (UNAUDITED) AND YEAR ENDED JULY 31, 2020
	One Choice 2060 Portfolio		One Choice 2065 Portfolio(1)
Increase (Decrease) in Net Assets	January 31, 2021	July 31, 2020	January 31, 2021
Operations
Net investment income (loss)	$2,088,720	$2,590,278	$7,384
Net realized gain (loss)	6,272,724	6,080,982	21,158
Change in net unrealized appreciation (depreciation)	24,090,484	9,395,933	22,186
Net increase (decrease) in net assets resulting from operations	32,451,928	18,067,193	50,728

Distributions to Shareholders
From earnings:
Investor Class	(1,549,772)	(2,273,089)	(5,516)
I Class	(2,119,397)	(2,694,183)	(280)
A Class	(598,713)	(487,345)	(198)
C Class	(6,083)	(8,997)	(171)
R Class	(1,270,074)	(1,285,380)	(1,217)
R6 Class	(2,671,743)	(2,736,068)	(875)
Decrease in net assets from distributions	(8,215,782)	(9,485,062)	(8,257)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	31,609,565	47,402,562	1,682,991

Net increase (decrease) in net assets	55,845,711	55,984,693	1,725,462

Net Assets
Beginning of period	199,981,447	143,996,754	—
End of period	$255,827,158	$199,981,447	$1,725,462

(1) September 23, 2020 (fund inception) through January 31, 2021.

See Notes to Financial Statements.

Notes to Financial Statements

JANUARY 31, 2021 (UNAUDITED)

1. Organization

American Century Asset Allocation Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. One Choice In Retirement Portfolio, One Choice 2025 Portfolio, One Choice 2030 Portfolio, One Choice 2035 Portfolio, One Choice 2040 Portfolio, One Choice 2045 Portfolio, One Choice 2050 Portfolio, One Choice 2055 Portfolio, One Choice 2060 Portfolio and One Choice 2065 Portfolio (collectively, the funds) are ten funds in a series issued by the corporation. The funds operate as “funds of funds,” meaning substantially all of the funds’ assets will be invested in other American Century Investments mutual funds (the underlying funds). Each fund’s assets are allocated among underlying funds that represent major asset classes, including equity securities (stocks), fixed-income securities (bonds) and cash-equivalent instruments (money markets). The funds will assume the risks associated with their underlying funds. Additional information and attributes of each underlying fund are available at americancentury.com. The investment objective of One Choice In Retirement Portfolio is to seek current income. Capital appreciation is a secondary objective. The investment objective of each of the nine target date One Choice Portfolios is to seek the highest total return consistent with its asset mix. When a fund reaches its most conservative planned target asset allocation, which is expected to occur on approximately November 30 of the year before the target date, its target allocation will become fixed and will match that of One Choice In Retirement Portfolio.

The funds offer the Investor Class, I Class, A Class, C Class, R Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. All classes of One Choice 2065 Portfolio commenced sale on September 23, 2020, the fund’s inception date.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the funds' investment valuation process and to provide methodologies for the oversight of the funds' pricing function. Investments in the underlying funds are valued at their reported NAV.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Income and capital gain distributions, if any, from the underlying funds are recorded as of the ex-dividend date. Long-term capital gain distributions, if any, from the underlying funds are a component of net realized gain (loss).

Income Tax Status — It is each fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The funds file U.S. federal, state, local and non-U.S. tax returns as applicable. The funds' tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly for One Choice In Retirement Portfolio. Distributions from net investment income, if any, are generally declared and paid annually for the nine target date One Choice Portfolios. Distributions from net realized gains, if any, are generally declared and paid annually for all funds. Each fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, American Century Investment Management, Inc. (ACIM), the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM serves as the investment advisor for the underlying funds. ACIM owns 5% of the shares of One Choice 2065 Portfolio.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the funds, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on the daily net assets of each class of each fund and paid monthly in arrears. The difference in the management fee among the classes of each fund is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of each fund’s assets, which do not vary by class. Each year, the Board of Directors will approve a new management fee rate to be applied December 1st. The fee rate will be based on the most conservative neutral mix of the underlying funds as estimated by the portfolio managers for the upcoming year, and adjusted for each class to reflect such class’s separate arrangements for shareholder services. During the period ended January 31, 2021, the investment advisor agreed to waive a portion of each class of each fund’s management fee. The investment advisor expects these waivers to continue until November 30, 2021 and cannot terminate them prior to such date without the approval of the Board of Directors.

From August 1, 2020 until November 30, 2020 (except as noted), the annual management fee and the fee waiver for each class of each fund was as follows:

	Annual Management Fee			Fee Waiver
	Investor, A, C and R Classes	I Class	R6 Class	Investor, A, C and R Classes	I Class	R6 Class
One Choice In Retirement Portfolio	0.77%	0.60%	0.51%	0.03%	0.06%	0.12%
One Choice 2025 Portfolio	0.80%	0.62%	0.53%	0.04%	0.06%	0.12%
One Choice 2030 Portfolio	0.83%	0.64%	0.55%	0.05%	0.06%	0.12%
One Choice 2035 Portfolio	0.85%	0.67%	0.57%	0.04%	0.06%	0.11%
One Choice 2040 Portfolio	0.88%	0.70%	0.59%	0.05%	0.07%	0.11%
One Choice 2045 Portfolio	0.91%	0.72%	0.60%	0.05%	0.06%	0.09%
One Choice 2050 Portfolio	0.93%	0.74%	0.62%	0.05%	0.06%	0.09%
One Choice 2055 Portfolio	0.94%	0.75%	0.63%	0.06%	0.07%	0.10%
One Choice 2060 Portfolio	0.95%	0.75%	0.63%	0.07%	0.07%	0.10%
One Choice 2065 Portfolio(1)	0.95%	0.75%	0.63%	0.07%	0.07%	0.10%
(1) From September 23, 2020 (fund inception) through November 30, 2020.

Effective December 1, 2020, the annual management fee and the fee waiver for each class of each fund are as follows:

	Annual Management Fee			Fee Waiver
	Investor, A, C and R Classes	I Class	R6 Class	Investor, A, C and R Classes	I Class	R6 Class
One Choice In Retirement Portfolio	0.77%	0.59%	0.49%	0.03%	0.05%	0.10%
One Choice 2025 Portfolio	0.79%	0.60%	0.50%	0.03%	0.04%	0.09%
One Choice 2030 Portfolio	0.82%	0.63%	0.52%	0.04%	0.05%	0.09%
One Choice 2035 Portfolio	0.85%	0.66%	0.55%	0.04%	0.05%	0.09%
One Choice 2040 Portfolio	0.88%	0.68%	0.57%	0.05%	0.05%	0.09%
One Choice 2045 Portfolio	0.90%	0.70%	0.59%	0.04%	0.04%	0.08%
One Choice 2050 Portfolio	0.92%	0.72%	0.60%	0.04%	0.04%	0.07%
One Choice 2055 Portfolio	0.93%	0.73%	0.60%	0.05%	0.05%	0.07%
One Choice 2060 Portfolio	0.94%	0.74%	0.61%	0.06%	0.06%	0.08%
One Choice 2065 Portfolio	0.94%	0.75%	0.61%	0.06%	0.07%	0.08%

For the period ended January 31, 2021, the effective annual management fee, the fee waiver and the effective annual management fee after waiver for each class of each fund are as follows:

	Effective Annual Management Fee			Fee Waiver
	Investor, A, C and R Classes	I Class	R6 Class	Investor, A, C and R Classes	I Class	R6 Class
One Choice In Retirement Portfolio	0.77%	0.60%	0.50%	0.03%	0.06%	0.11%
One Choice 2025 Portfolio	0.80%	0.61%	0.52%	0.04%	0.05%	0.11%
One Choice 2030 Portfolio	0.83%	0.64%	0.54%	0.05%	0.06%	0.11%
One Choice 2035 Portfolio	0.85%	0.67%	0.56%	0.04%	0.06%	0.10%
One Choice 2040 Portfolio	0.88%	0.69%	0.58%	0.05%	0.06%	0.10%
One Choice 2045 Portfolio	0.91%	0.71%	0.60%	0.05%	0.05%	0.09%
One Choice 2050 Portfolio	0.93%	0.73%	0.61%	0.05%	0.05%	0.08%
One Choice 2055 Portfolio	0.94%	0.74%	0.62%	0.06%	0.06%	0.09%
One Choice 2060 Portfolio	0.95%	0.75%	0.62%	0.07%	0.07%	0.09%
One Choice 2065 Portfolio	0.94%	0.75%	0.61%	0.06%	0.07%	0.08%

	Effective Annual Management Fee After Waiver
	Investor, A, C and R Classes	I Class	R6 Class
One Choice In Retirement Portfolio	0.74%	0.54%	0.39%
One Choice 2025 Portfolio	0.76%	0.56%	0.41%
One Choice 2030 Portfolio	0.78%	0.58%	0.43%
One Choice 2035 Portfolio	0.81%	0.61%	0.46%
One Choice 2040 Portfolio	0.83%	0.63%	0.48%
One Choice 2045 Portfolio	0.86%	0.66%	0.51%
One Choice 2050 Portfolio	0.88%	0.68%	0.53%
One Choice 2055 Portfolio	0.88%	0.68%	0.53%
One Choice 2060 Portfolio	0.88%	0.68%	0.53%
One Choice 2065 Portfolio	0.88%	0.68%	0.53%

The total amount of the waiver for each class of each fund for the period ended January 31, 2021 is as follows:

	Investor Class	I Class	A Class	C Class	R Class	R6 Class
One Choice In Retirement Portfolio	$138,196	$117,303	$36,181	$881	$35,098	$247,687
One Choice 2025 Portfolio	$162,846	$133,910	$45,122	$786	$40,732	$299,359
One Choice 2030 Portfolio	$117,214	$149,174	$54,146	$888	$60,658	$285,921
One Choice 2035 Portfolio	$147,641	$148,869	$49,042	$672	$52,235	$259,160
One Choice 2040 Portfolio	$99,161	$122,458	$44,319	$407	$56,471	$217,153
One Choice 2045 Portfolio	$120,925	$96,061	$38,611	$526	$50,383	$175,470
One Choice 2050 Portfolio	$60,761	$70,802	$25,153	$353	$37,632	$135,259
One Choice 2055 Portfolio	$42,915	$66,059	$20,820	$302	$30,003	$96,237
One Choice 2060 Portfolio	$14,233	$19,740	$5,415	$78	$13,757	$32,277
One Choice 2065 Portfolio	$94	$7	$8	$6	$25	$24

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. These fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended January 31, 2021 are detailed in the Statements of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the funds. The directors receive detailed information about the funds and their investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The funds' officers do not receive compensation from the funds.

4. Investment Transactions

Investment transactions for the period ended January 31, 2021 were as follows:

	One Choice In Retirement Portfolio	One Choice 2025 Portfolio	One Choice 2030 Portfolio	One Choice 2035 Portfolio	One Choice 2040 Portfolio
Purchases	$603,971,897	$395,112,083	$297,733,646	$305,950,637	$230,825,002
Sales	$471,919,355	$436,353,034	$332,065,537	$333,694,683	$245,776,259

	One Choice 2045 Portfolio	One Choice 2050 Portfolio	One Choice 2055 Portfolio	One Choice 2060 Portfolio	One Choice 2065 Portfolio
Purchases	$190,670,792	$107,990,133	$78,698,856	$45,907,547	$1,834,149
Sales	$201,411,299	$121,349,089	$76,138,681	$14,170,149	$128,269

5. Capital Share Transactions

The corporation is authorized to issue 6,000,000,000 shares. Transactions in shares of the funds were as follows:

	Six months ended January 31, 2021		Year ended July 31, 2020
	Shares	Amount	Shares	Amount
One Choice In Retirement Portfolio
Investor Class
Sold	9,820,026	$129,909,185	5,612,061	$72,628,642
Issued in connection with reorganization (Note 8)	24,101,171	306,855,946	—	—
Issued in reinvestment of distributions	2,755,008	35,420,584	3,871,430	49,726,444
Redeemed	(10,699,251)	(141,912,699)	(18,839,346)	(240,463,846)
	25,976,954	330,273,016	(9,355,855)	(118,108,760)
I Class
Sold	4,507,048	60,387,703	2,460,843	31,664,890
Issued in connection with reorganization (Note 8)	25,737,323	327,595,658	—	—
Issued in reinvestment of distributions	944,111	12,244,562	1,221,014	15,677,207
Redeemed	(5,462,996)	(72,151,219)	(8,354,398)	(107,932,948)
	25,725,486	328,076,704	(4,672,541)	(60,590,851)
A Class
Sold	8,640,797	114,065,501	1,781,888	22,843,975
Issued in connection with reorganization (Note 8)	7,243,831	92,191,076	—	—
Issued in reinvestment of distributions	733,124	9,428,383	625,769	8,046,941
Redeemed	(5,356,027)	(70,219,617)	(5,266,658)	(68,321,269)
	11,261,725	145,465,343	(2,859,001)	(37,430,353)
C Class
Sold	8,348	110,698	8,892	116,403
Issued in connection with reorganization (Note 8)	302,555	3,825,804	—	—
Issued in reinvestment of distributions	12,966	165,770	16,125	206,948
Redeemed	(122,037)	(1,634,332)	(103,437)	(1,336,571)
	201,832	2,467,940	(78,420)	(1,013,220)
R Class
Sold	1,153,856	15,188,147	1,385,954	17,865,750
Issued in connection with reorganization (Note 8)	9,848,455	125,206,684	—	—
Issued in reinvestment of distributions	553,463	7,104,132	677,861	8,708,906
Redeemed	(1,651,495)	(21,830,734)	(2,756,609)	(35,264,563)
	9,904,279	125,668,229	(692,794)	(8,689,907)
R6 Class
Sold	14,853,121	158,821,387	8,246,628	87,879,620
Issued in connection with reorganization (Note 8)	23,813,430	243,145,111	—	—
Issued in reinvestment of distributions	2,012,118	20,816,842	2,006,587	20,895,778
Redeemed	(9,584,600)	(101,646,469)	(10,087,207)	(105,635,077)
	31,094,069	321,136,871	166,008	3,140,321
Net increase (decrease)	104,164,345	$1,253,088,103	(17,492,603)	$(222,692,770)

	Six months ended January 31, 2021		Year ended July 31, 2020
	Shares	Amount	Shares	Amount
One Choice 2025 Portfolio
Investor Class
Sold	5,125,267	$77,551,107	7,981,145	$114,119,744
Issued in reinvestment of distributions	3,553,128	53,396,575	4,856,342	69,737,078
Redeemed	(9,662,981)	(146,659,580)	(21,691,357)	(310,005,890)
	(984,586)	(15,711,898)	(8,853,870)	(126,149,068)
I Class
Sold	4,597,970	69,775,671	5,281,466	75,841,301
Issued in reinvestment of distributions	1,945,562	29,241,791	2,971,750	42,674,323
Redeemed	(6,274,028)	(95,063,441)	(15,670,176)	(224,673,223)
	269,504	3,954,021	(7,416,960)	(106,157,599)
A Class
Sold	3,355,049	50,502,638	3,177,696	45,599,956
Issued in reinvestment of distributions	884,216	13,298,290	1,189,314	17,090,436
Redeemed	(3,838,096)	(58,184,802)	(8,742,388)	(125,970,457)
	401,169	5,616,126	(4,375,378)	(63,280,065)
C Class
Sold	5,656	85,110	35,455	512,136
Issued in reinvestment of distributions	13,989	210,814	19,370	278,926
Redeemed	(59,430)	(900,133)	(68,907)	(994,607)
	(39,785)	(604,209)	(14,082)	(203,545)
R Class
Sold	1,797,836	27,324,352	3,224,917	46,284,554
Issued in reinvestment of distributions	807,745	12,123,881	972,568	13,975,806
Redeemed	(1,510,681)	(22,887,133)	(4,100,368)	(58,303,427)
	1,094,900	16,561,100	97,117	1,956,933
R6 Class
Sold	10,520,404	120,698,132	16,998,589	186,933,067
Issued in reinvestment of distributions	3,778,804	42,284,821	4,453,419	48,631,336
Redeemed	(10,848,545)	(125,973,405)	(16,859,892)	(183,661,062)
	3,450,663	37,009,548	4,592,116	51,903,341
Net increase (decrease)	4,191,865	$46,824,688	(15,971,057)	$(241,930,003)

	Six months ended January 31, 2021		Year ended July 31, 2020
	Shares	Amount	Shares	Amount
One Choice 2030 Portfolio
Investor Class
Sold	3,378,968	$45,133,009	7,091,019	$88,534,428
Issued in reinvestment of distributions	2,131,435	28,449,674	3,602,533	45,319,860
Redeemed	(7,870,647)	(105,377,774)	(23,204,288)	(291,461,509)
	(2,360,244)	(31,795,091)	(12,510,736)	(157,607,221)
I Class
Sold	5,188,488	69,760,352	6,415,162	80,225,270
Issued in reinvestment of distributions	2,271,949	30,307,798	3,590,476	45,132,279
Redeemed	(6,645,097)	(88,785,606)	(17,812,365)	(223,045,699)
	815,340	11,282,544	(7,806,727)	(97,688,150)
A Class
Sold	2,703,757	35,806,204	3,270,230	41,118,630
Issued in reinvestment of distributions	882,897	11,768,938	1,209,535	15,191,762
Redeemed	(3,279,418)	(43,889,661)	(8,592,238)	(107,893,408)
	307,236	3,685,481	(4,112,473)	(51,583,016)
C Class
Sold	18,310	239,740	52,085	662,181
Issued in reinvestment of distributions	13,608	181,933	20,983	264,391
Redeemed	(23,417)	(313,449)	(138,877)	(1,689,137)
	8,501	108,224	(65,809)	(762,565)
R Class
Sold	2,168,798	29,027,601	4,482,344	55,903,662
Issued in reinvestment of distributions	1,010,214	13,456,610	1,259,904	15,836,990
Redeemed	(1,941,403)	(25,878,209)	(4,801,194)	(59,403,692)
	1,237,609	16,606,002	941,054	12,336,960
R6 Class
Sold	8,311,313	101,269,261	13,317,392	152,602,829
Issued in reinvestment of distributions	2,692,968	32,531,052	3,476,741	39,808,690
Redeemed	(8,872,045)	(108,505,471)	(13,273,103)	(149,718,927)
	2,132,236	25,294,842	3,521,030	42,692,592
Net increase (decrease)	2,140,678	$25,182,002	(20,033,661)	$(252,611,400)

	Six months ended January 31, 2021		Year ended July 31, 2020
	Shares	Amount	Shares	Amount
One Choice 2035 Portfolio
Investor Class
Sold	2,967,669	$49,801,761	5,890,791	$91,510,420
Issued in reinvestment of distributions	2,650,090	44,493,082	3,903,265	61,320,294
Redeemed	(7,310,139)	(123,215,550)	(15,862,451)	(246,419,876)
	(1,692,380)	(28,920,707)	(6,068,395)	(93,589,162)
I Class
Sold	3,089,710	52,259,038	4,848,620	75,477,238
Issued in reinvestment of distributions	1,813,692	30,470,018	2,794,124	43,923,632
Redeemed	(4,762,764)	(80,022,653)	(12,434,650)	(194,596,950)
	140,638	2,706,403	(4,791,906)	(75,196,080)
A Class
Sold	2,239,834	37,197,782	2,731,046	42,603,301
Issued in reinvestment of distributions	795,918	13,371,422	1,160,518	18,231,732
Redeemed	(3,065,476)	(51,158,482)	(7,328,268)	(114,605,692)
	(29,724)	(589,278)	(3,436,704)	(53,770,659)
C Class
Sold	7,807	131,233	24,408	370,790
Issued in reinvestment of distributions	10,075	169,162	15,346	241,089
Redeemed	(41,042)	(702,164)	(67,355)	(1,028,295)
	(23,160)	(401,769)	(27,601)	(416,416)
R Class
Sold	1,790,959	30,111,963	3,734,226	58,127,687
Issued in reinvestment of distributions	857,537	14,392,599	1,059,720	16,658,802
Redeemed	(1,185,289)	(19,833,213)	(3,922,588)	(60,960,989)
	1,463,207	24,671,349	871,358	13,825,500
R6 Class
Sold	8,665,466	102,808,848	15,202,879	169,241,890
Issued in reinvestment of distributions	3,695,441	42,867,117	4,321,771	48,187,746
Redeemed	(7,603,131)	(90,987,804)	(13,076,767)	(145,350,706)
	4,757,776	54,688,161	6,447,883	72,078,930
Net increase (decrease)	4,616,357	$52,154,159	(7,005,365)	$(137,067,887)

	Six months ended January 31, 2021		Year ended July 31, 2020
	Shares	Amount	Shares	Amount
One Choice 2040 Portfolio
Investor Class
Sold	2,535,592	$35,875,873	5,060,924	$65,484,134
Issued in reinvestment of distributions	1,735,246	24,639,028	2,985,848	39,293,757
Redeemed	(5,957,141)	(84,623,451)	(16,553,942)	(216,034,644)
	(1,686,303)	(24,108,550)	(8,507,170)	(111,256,753)
I Class
Sold	2,618,358	37,340,550	5,007,760	65,194,171
Issued in reinvestment of distributions	1,717,182	24,366,818	2,789,852	36,686,553
Redeemed	(4,800,717)	(67,915,643)	(13,500,059)	(177,314,122)
	(465,177)	(6,208,275)	(5,702,447)	(75,433,398)
A Class
Sold	2,000,199	27,971,463	2,590,721	33,706,814
Issued in reinvestment of distributions	711,568	10,097,077	982,910	12,935,100
Redeemed	(2,378,486)	(33,518,251)	(6,360,480)	(83,473,345)
	333,281	4,550,289	(2,786,849)	(36,831,431)
C Class
Sold	5,993	84,532	17,224	218,498
Issued in reinvestment of distributions	5,937	84,182	10,890	143,210
Redeemed	(16,980)	(238,546)	(58,461)	(736,435)
	(5,050)	(69,832)	(30,347)	(374,727)
R Class
Sold	1,955,784	27,671,211	4,083,724	52,831,174
Issued in reinvestment of distributions	914,359	12,962,391	1,101,795	14,499,640
Redeemed	(1,398,443)	(19,712,949)	(3,702,429)	(47,623,512)
	1,471,700	20,920,653	1,483,090	19,707,302
R6 Class
Sold	6,721,758	85,123,873	10,345,276	119,698,307
Issued in reinvestment of distributions	2,391,954	30,019,026	3,005,180	35,250,758
Redeemed	(5,776,542)	(73,114,449)	(11,755,765)	(135,145,035)
	3,337,170	42,028,450	1,594,691	19,804,030
Net increase (decrease)	2,985,621	$37,112,735	(13,949,032)	$(184,384,977)

	Six months ended January 31, 2021		Year ended July 31, 2020
	Shares	Amount	Shares	Amount
One Choice 2045 Portfolio
Investor Class
Sold	1,925,830	$34,353,428	4,199,336	$67,792,575
Issued in reinvestment of distributions	1,781,007	32,022,226	2,867,633	47,229,913
Redeemed	(5,419,701)	(97,108,703)	(10,523,498)	(171,848,208)
	(1,712,864)	(30,733,049)	(3,456,529)	(56,825,720)
I Class
Sold	1,950,944	35,188,223	4,044,499	65,541,024
Issued in reinvestment of distributions	1,177,058	21,175,267	1,906,803	31,424,115
Redeemed	(3,103,928)	(55,460,635)	(8,821,186)	(145,427,575)
	24,074	902,855	(2,869,884)	(48,462,436)
A Class
Sold	1,272,029	22,428,367	2,042,166	33,072,863
Issued in reinvestment of distributions	507,114	9,112,538	839,693	13,829,750
Redeemed	(2,062,975)	(36,485,782)	(5,230,737)	(85,626,895)
	(283,832)	(4,944,877)	(2,348,878)	(38,724,282)
C Class
Sold	5,376	94,410	19,084	316,936
Issued in reinvestment of distributions	6,958	124,761	11,578	190,696
Redeemed	(8,531)	(153,654)	(55,778)	(922,080)
	3,803	65,517	(25,116)	(414,448)
R Class
Sold	1,577,540	28,247,702	3,179,379	51,239,233
Issued in reinvestment of distributions	672,952	12,085,862	897,791	14,795,604
Redeemed	(981,480)	(17,436,489)	(2,792,443)	(45,459,247)
	1,269,012	22,897,075	1,284,727	20,575,590
R6 Class
Sold	7,507,753	90,631,052	11,456,089	128,273,838
Issued in reinvestment of distributions	3,158,664	37,430,168	3,842,948	43,079,443
Redeemed	(5,503,309)	(66,876,909)	(10,048,831)	(112,046,707)
	5,163,108	61,184,311	5,250,206	59,306,574
Net increase (decrease)	4,463,301	$49,371,832	(2,165,474)	$(64,544,722)

	Six months ended January 31, 2021		Year ended July 31, 2020
	Shares	Amount	Shares	Amount
One Choice 2050 Portfolio
Investor Class
Sold	1,883,901	$27,920,221	4,157,593	$54,833,864
Issued in reinvestment of distributions	1,127,881	16,834,395	1,872,725	25,450,332
Redeemed	(4,241,140)	(62,734,708)	(9,878,452)	(132,729,131)
	(1,229,358)	(17,980,092)	(3,848,134)	(52,444,935)
I Class
Sold	1,701,089	25,367,895	4,426,399	58,406,120
Issued in reinvestment of distributions	1,159,593	17,335,925	1,807,900	24,587,435
Redeemed	(3,047,980)	(45,060,105)	(8,453,522)	(114,569,116)
	(187,298)	(2,356,285)	(2,219,223)	(31,575,561)
A Class
Sold	1,085,782	15,944,153	2,215,552	29,614,315
Issued in reinvestment of distributions	410,117	6,127,144	605,148	8,223,956
Redeemed	(1,653,786)	(24,258,241)	(4,749,105)	(63,770,304)
	(157,887)	(2,186,944)	(1,928,405)	(25,932,033)
C Class
Sold	9,007	131,763	12,349	161,221
Issued in reinvestment of distributions	5,968	89,047	7,827	106,447
Redeemed	(15,318)	(227,527)	(27,928)	(362,405)
	(343)	(6,717)	(7,752)	(94,737)
R Class
Sold	1,679,916	24,899,731	3,502,427	46,437,891
Issued in reinvestment of distributions	639,588	9,544,186	745,959	10,145,028
Redeemed	(980,369)	(14,460,194)	(2,661,338)	(35,133,823)
	1,339,135	19,983,723	1,587,048	21,449,096
R6 Class
Sold	5,057,843	67,100,027	8,590,131	102,025,788
Issued in reinvestment of distributions	1,803,442	23,841,499	2,243,924	27,218,792
Redeemed	(4,861,750)	(64,660,106)	(8,253,207)	(96,915,565)
	1,999,535	26,281,420	2,580,848	32,329,015
Net increase (decrease)	1,763,784	$23,735,105	(3,835,618)	$(56,269,155)

	Six months ended January 31, 2021		Year ended July 31, 2020
	Shares	Amount	Shares	Amount
One Choice 2055 Portfolio
Investor Class
Sold	1,484,506	$24,096,962	3,031,159	$43,773,463
Issued in reinvestment of distributions	477,224	7,930,427	831,271	12,369,313
Redeemed	(2,671,552)	(43,650,798)	(4,820,598)	(70,521,237)
	(709,822)	(11,623,409)	(958,168)	(14,378,461)
I Class
Sold	1,353,789	22,147,257	3,797,693	54,389,084
Issued in reinvestment of distributions	658,728	10,941,465	1,016,189	15,110,733
Redeemed	(2,324,445)	(37,915,201)	(5,038,366)	(74,413,536)
	(311,928)	(4,826,479)	(224,484)	(4,913,719)
A Class
Sold	793,428	12,710,438	1,527,894	22,088,354
Issued in reinvestment of distributions	208,144	3,457,269	331,638	4,931,456
Redeemed	(1,129,154)	(18,158,188)	(2,579,471)	(37,583,101)
	(127,582)	(1,990,481)	(719,939)	(10,563,291)
C Class
Sold	4,723	76,513	11,694	168,062
Issued in reinvestment of distributions	2,924	48,270	4,203	62,252
Redeemed	(3,529)	(59,556)	(11,282)	(164,894)
	4,118	65,227	4,615	65,420
R Class
Sold	1,191,924	19,410,723	2,428,300	35,015,359
Issued in reinvestment of distributions	297,742	4,943,574	376,109	5,596,507
Redeemed	(607,532)	(9,830,973)	(1,711,464)	(25,136,316)
	882,134	14,523,324	1,092,945	15,475,550
R6 Class
Sold	4,133,935	57,070,386	6,861,886	83,860,128
Issued in reinvestment of distributions	978,072	13,614,766	1,237,752	15,583,299
Redeemed	(3,497,603)	(48,745,051)	(5,560,176)	(67,408,451)
	1,614,404	21,940,101	2,539,462	32,034,976
Net increase (decrease)	1,351,324	$18,088,283	1,734,431	$17,720,475

	Six months ended January 31, 2021		Year ended July 31, 2020
	Shares	Amount	Shares	Amount
One Choice 2060 Portfolio
Investor Class
Sold	798,477	$11,583,285	1,782,933	$22,396,199
Issued in reinvestment of distributions	102,742	1,543,127	172,334	2,273,084
Redeemed	(697,002)	(10,177,987)	(1,955,072)	(25,056,776)
	204,217	2,948,425	195	(387,493)
I Class
Sold	713,449	10,401,656	2,001,082	25,000,871
Issued in reinvestment of distributions	141,011	2,119,397	203,732	2,689,262
Redeemed	(850,563)	(12,317,527)	(1,139,250)	(14,712,154)
	3,897	203,526	1,065,564	12,977,979
A Class
Sold	696,254	9,844,505	468,978	5,967,040
Issued in reinvestment of distributions	35,950	538,767	34,750	458,347
Redeemed	(141,252)	(2,023,702)	(369,060)	(4,774,244)
	590,952	8,359,570	134,668	1,651,143
C Class
Sold	660	9,450	1,065	13,284
Issued in reinvestment of distributions	408	6,083	686	8,997
Redeemed	(70)	(970)	(84)	(1,059)
	998	14,563	1,667	21,222
R Class
Sold	727,731	10,533,707	1,364,176	17,257,070
Issued in reinvestment of distributions	78,757	1,181,526	97,285	1,283,190
Redeemed	(235,801)	(3,448,241)	(462,482)	(5,861,425)
	570,687	8,266,992	998,979	12,678,835
R6 Class
Sold	1,495,899	21,965,286	2,790,895	35,146,205
Issued in reinvestment of distributions	175,133	2,637,501	206,127	2,727,062
Redeemed	(876,523)	(12,786,298)	(1,366,053)	(17,412,391)
	794,509	11,816,489	1,630,969	20,460,876
Net increase (decrease)	2,165,260	$31,609,565	3,832,042	$47,402,562

	Period ended January 31, 2021(1)
	Shares	Amount
One Choice 2065 Portfolio
Investor Class
Sold	113,248	$1,282,449
Issued in reinvestment of distributions	480	5,516
Redeemed	(14,209)	(164,046)
	99,519	1,123,919
I Class
Sold	2,664	26,862
Issued in reinvestment of distributions	24	280
	2,688	27,142
A Class
Sold	7,215	78,913
Issued in reinvestment of distributions	17	198
Redeemed	(2,558)	(29,659)
	4,674	49,452
C Class
Sold	2,500	25,000
Issued in reinvestment of distributions	15	171
	2,515	25,171
R Class
Sold	28,251	317,213
Issued in reinvestment of distributions	106	1,217
Redeemed	(5,718)	(65,157)
	22,639	253,273
R6 Class
Sold	18,389	207,081
Issued in reinvestment of distributions	76	875
Redeemed	(337)	(3,922)
	18,128	204,034
Net increase (decrease)	150,163	$1,682,991

(1) September 23, 2020 (fund inception) through January 31, 2021.

6. Fair Value Measurements

The funds’ investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the funds’ investment securities were classified as Level 1. The Schedules of Investments provide additional information on the funds’ portfolio holdings.

7. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

	One Choice In Retirement Portfolio	One Choice 2025 Portfolio	One Choice 2030 Portfolio	One Choice 2035 Portfolio	One Choice 2040 Portfolio
Federal tax cost of investments	$2,228,187,323	$2,057,400,780	$1,776,694,250	$1,923,926,875	$1,377,916,094
Gross tax appreciation of investments	$380,818,099	$382,328,123	$312,898,353	$409,018,342	$281,132,200
Gross tax depreciation of investments	—	(144,499)	(409,397)	(1,230,806)	(1,541,892)
Net tax appreciation (depreciation) of investments	$380,818,099	$382,183,624	$312,488,956	$407,787,536	$279,590,308

	One Choice 2045 Portfolio	One Choice 2050 Portfolio	One Choice 2055 Portfolio	One Choice 2060 Portfolio	One Choice 2065 Portfolio
Federal tax cost of investments	$1,392,760,564	$961,537,602	$667,856,234	$221,889,352	$1,706,184
Gross tax appreciation of investments	$338,449,824	$208,135,521	$120,861,142	$34,150,620	$26,164
Gross tax depreciation of investments	(2,220,556)	(1,507,227)	(439,469)	(212,931)	(6,884)
Net tax appreciation (depreciation) of investments	$336,229,268	$206,628,294	$120,421,673	$33,937,689	$19,280

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

8. Reorganization

On March 4, 2020, the Board of Directors approved an agreement and plan of reorganization (the reorganization), whereby the net assets of One Choice® 2020 Portfolio, one fund in a series issued by the corporation, were transferred to One Choice In Retirement Portfolio in exchange for shares of One Choice In Retirement Portfolio. One Choice 2020 Portfolio had reached its most conservative planned target asset allocation and its asset mix matched that of One Choice In Retirement Portfolio. The reorganization was executed to combine two funds that had the same target asset allocations, both funds’ investment objectives and strategies were substantially similar and their total expense ratios were expected to be the same. The financial statements and performance history of One Choice In Retirement Portfolio survived after the reorganization. The reorganization was effective at the close of the NYSE on October 2, 2020.

The reorganization was accomplished by a tax-free exchange of shares. On October 2, 2020, One Choice 2020 Portfolio exchanged its shares for shares of One Choice In Retirement Portfolio as follows:

Original Fund/Class	Shares Exchanged	New Fund/Class	Shares Received
One Choice 2020 Portfolio – Investor Class	26,842,337	One Choice In Retirement Portfolio – Investor Class	24,101,171
One Choice 2020 Portfolio – I Class	28,664,577	One Choice In Retirement Portfolio – I Class	25,737,323
One Choice 2020 Portfolio – A Class	8,067,714	One Choice In Retirement Portfolio – A Class	7,243,831
One Choice 2020 Portfolio – C Class	335,171	One Choice In Retirement Portfolio – C Class	302,555
One Choice 2020 Portfolio – R Class	10,960,934	One Choice In Retirement Portfolio – R Class	9,848,455
One Choice 2020 Portfolio – R6 Class	23,743,664	One Choice In Retirement Portfolio – R6 Class	23,813,430

The net assets of One Choice 2020 Portfolio and One Choice In Retirement Portfolio immediately before the reorganization were $1,098,820,280 and $1,458,288,401, respectively. One Choice 2020 Portfolio's unrealized appreciation of $155,316,946 was combined with that of One Choice In Retirement Portfolio. Immediately after the reorganization, the combined net assets were $2,557,108,681.

Assuming the reorganization had been completed on August 1, 2020, the beginning of the annual reporting period, the pro forma results of operations for the period ended January 31, 2021 are as follows:

Net investment income (loss)	$24,247,581
Net realized and unrealized gain (loss)	166,276,031
Net increase (decrease) in net assets resulting from operations	$190,523,612

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of One Choice 2020 Portfolio that have been included in One Choice In Retirement Portfolio's Statement of
Operations since October 2, 2020.

9. Investments in Underlying Funds

The funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the funds within their investment strategies may represent a significant portion of the underlying funds’ net assets.

10. Risk Factors

The value of the funds’ shares will go up and down based on the performance of the underlying funds in which they invest. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the funds’ investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

11. Affiliated Fund Transactions
A summary of transactions for each underlying fund for the period ended January 31, 2021 follows:

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value(2)	Ending Shares	Net Realized Gain (Loss)	Distributions Received(3)
One Choice In Retirement Portfolio (Amounts in thousands)
Inflation-Adjusted Bond Fund	$41,075	$7,144	$1,878	$5,316	$83,734	6,598	$10	$382
NT Diversified Bond Fund	269,873	83,926	26,668	13,075	555,312	48,712	(273)	11,162
NT High Income Fund	46,940	10,302	5,071	3,578	97,637	9,902	(205)	2,418
Short Duration Fund	—	279,782	3,852	1,931	277,861	26,564	4	852
Short Duration Inflation Protection Bond Fund	93,459	25,440	5,588	7,875	200,552	18,535	18	1,662
NT Disciplined Growth Fund	34,503	14,596	7,014	7,111	67,081	4,563	611	8,892
NT Equity Growth Fund	45,682	15,877	8,161	11,982	90,457	8,084	714	9,776
NT Focused Large Cap Value Fund(4)	107,655	23,857	25,258	43,493	219,367	18,911	3,210	4,459
NT Growth Fund	50,799	20,986	12,785	24,373	100,861	4,922	2,329	11,119
NT Heritage Fund	23,574	6,644	7,440	12,574	45,643	2,954	1,850	4,358
NT Mid Cap Value Fund	48,715	10,010	14,558	19,233	96,885	7,599	2,161	2,270
Small Cap Growth Fund	12,567	2,980	5,192	5,303	23,373	892	981	2,376
Small Cap Value Fund	12,346	1,395	7,933	6,873	23,758	2,625	48	149
Sustainable Equity Fund	83,720	16,137	19,568	25,744	167,334	4,391	1,709	2,034
Emerging Markets Debt Fund	15,488	2,594	2,025	1,302	30,486	2,836	38	562
Global Bond Fund	104,420	28,766	6,373	7,551	221,903	20,974	12	1,500
International Bond Fund	30,837	6,109	4,477	5,240	60,775	4,259	171	1,422
NT Global Real Estate Fund	12,745	1,825	1,934	2,800	24,619	2,259	103	433
NT International Growth Fund	49,371	8,844	11,036	25,886	98,614	7,120	1,887	3,252
NT International Small-Mid Cap Fund	6,558	468	1,660	2,551	11,585	852	327	467
NT International Value Fund	55,362	13,027	21,549	15,078	111,168	11,616	1,391	3,513
U.S. Government Money Market Fund	121,711	23,263	254,803	—	—	—	—	57
	$1,267,400	$603,972	$454,823	$248,869	$2,609,005	215,168	$17,096	$73,115
(1)Underlying fund investments represent G Class.
(2)Ending value may include underlying fund investments transferred as a result of an agreement and plan of reorganization. (Note 8)
(3)Distributions received includes distributions from net investment income and from capital gains, if any.
(4)Effective December 10, 2020, the name of NT Large Company Value Fund was changed to NT Focused Large Cap Value Fund.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2025 Portfolio (Amounts in thousands)
Inflation-Adjusted Bond Fund	$98,879	$3,592	$2,856	$2,521	$102,136	8,049	$53	$464
NT Diversified Bond Fund	475,301	73,696	24,663	(10,414)	513,920	45,081	(264)	10,964
NT High Income Fund	94,352	6,483	5,875	5,924	100,884	10,232	(259)	2,979
Short Duration Fund	—	183,283	2,600	1,260	181,943	17,394	3	556
Short Duration Inflation Protection Bond Fund	113,403	10,872	2,176	3,249	125,348	11,585	13	1,032
NT Disciplined Growth Fund	71,805	11,004	8,717	(4,112)	69,980	4,761	2,068	9,224
NT Equity Growth Fund	88,763	9,649	8,964	(1,513)	87,935	7,858	1,772	9,559
NT Focused Large Cap Value Fund(3)	205,965	8,173	24,339	19,434	209,233	18,037	3,786	4,758
NT Growth Fund	105,658	15,667	13,753	(2,147)	105,425	5,145	6,394	11,573
NT Heritage Fund	54,494	4,942	10,280	2,695	51,851	3,356	4,291	4,942
NT Mid Cap Value Fund	105,699	3,243	15,154	11,288	105,076	8,241	2,493	2,741
Small Cap Growth Fund	25,464	2,377	7,802	3,427	23,466	896	1,603	2,377
Small Cap Value Fund	24,696	208	9,819	8,682	23,767	2,626	(271)	208
Sustainable Equity Fund	162,081	6,326	22,916	17,169	162,660	4,268	2,851	1,961
Emerging Markets Debt Fund	39,446	1,799	1,530	1,658	41,373	3,849	19	883
Global Bond Fund	182,469	27,588	3,376	2,375	209,056	19,760	3	1,405
International Bond Fund	53,880	2,217	4,049	1,226	53,274	3,733	628	1,228
Non-U.S. Intrinsic Value Fund	11,943	262	4,385	2,396	10,216	1,118	(514)	262
NT Emerging Markets Fund	16,697	229	3,268	(349)	13,309	860	3,452	230
NT Global Real Estate Fund	28,124	564	3,226	1,771	27,233	2,498	169	475
NT International Growth Fund	100,842	4,647	12,132	8,261	101,618	7,337	5,265	3,266
NT International Small-Mid Cap Fund	20,095	695	5,251	2,153	17,692	1,302	1,072	696
NT International Value Fund	100,048	5,016	17,997	15,122	102,189	10,678	351	3,159
U.S. Government Money Market Fund	173,668	12,580	186,248	—	—	—	—	58
	$2,353,772	$395,112	$401,376	$92,076	$2,439,584	198,664	$34,978	$75,000
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Effective December 10, 2020, the name of NT Large Company Value Fund was changed to NT Focused Large Cap Value Fund.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2030 Portfolio (Amounts in thousands)
Focused Dynamic Growth Fund	$13,851	$64	$3,727	$144	$10,332	185	$2,232	$64
NT Disciplined Growth Fund	57,610	9,516	5,804	(3,540)	57,782	3,931	1,772	7,503
NT Equity Growth Fund	78,842	8,519	9,119	(245)	77,997	6,970	432	8,519
NT Focused Large Cap Value Fund(3)	181,452	8,222	22,594	18,853	185,933	16,029	1,447	4,202
NT Growth Fund	100,942	14,827	13,761	474	102,482	5,002	3,370	11,146
NT Heritage Fund	60,448	5,531	11,722	3,625	57,882	3,746	4,127	5,531
NT Mid Cap Value Fund	102,881	3,523	15,875	12,461	102,990	8,078	1,008	2,699
Small Cap Growth Fund	23,771	2,217	7,370	3,183	21,801	832	1,550	2,217
Small Cap Value Fund	22,417	193	8,047	8,003	22,566	2,493	(112)	194
Sustainable Equity Fund	144,036	6,059	19,732	15,167	145,530	3,819	2,526	1,748
Inflation-Adjusted Bond Fund	93,235	4,789	1,435	2,446	99,035	7,804	12	444
NT Diversified Bond Fund	375,845	69,249	18,515	(8,300)	418,279	36,691	(225)	8,795
NT High Income Fund	84,365	8,341	4,469	5,329	93,566	9,489	(214)	2,715
Short Duration Fund	—	90,377	483	619	90,513	8,653	1	273
Short Duration Inflation Protection Bond Fund	52,287	5,371	583	1,503	58,578	5,414	4	477
Non-U.S. Intrinsic Value Fund	22,426	545	6,350	4,337	20,958	2,293	(612)	545
NT Emerging Markets Fund	33,606	527	7,106	3,851	30,878	1,996	2,948	527
NT Global Real Estate Fund	28,225	1,081	2,883	1,809	28,232	2,590	161	489
NT International Growth Fund	94,231	4,686	12,223	8,481	95,175	6,872	4,127	3,060
NT International Small-Mid Cap Fund	25,465	981	6,314	2,772	22,904	1,685	1,344	907
NT International Value Fund	80,600	4,018	15,095	12,813	82,336	8,604	(489)	2,553
Emerging Markets Debt Fund	41,137	3,969	1,076	1,788	45,818	4,262	4	946
Global Bond Fund	142,172	35,240	2,304	1,876	176,984	16,728	7	1,177
International Bond Fund	41,959	2,033	4,222	862	40,632	2,847	582	933
U.S. Government Money Market Fund	97,399	7,856	105,255	—	—	—	—	33
	$1,999,202	$297,734	$306,064	$98,311	$2,089,183	167,013	$26,002	$67,697
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Effective December 10, 2020, the name of NT Large Company Value Fund was changed to NT Focused Large Cap Value Fund.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2035 Portfolio (Amounts in thousands)
Focused Dynamic Growth Fund	$33,149	$179	$6,185	$2,597	$29,740	534	$3,706	$179
NT Disciplined Growth Fund	55,548	7,592	4,487	(3,416)	55,237	3,758	1,681	7,233
NT Equity Growth Fund	91,778	9,973	9,049	(313)	92,389	8,256	529	9,973
NT Focused Large Cap Value Fund(3)	209,343	5,545	18,371	21,504	218,021	18,795	2,083	4,912
NT Growth Fund	124,868	16,226	12,504	(1,152)	127,438	6,220	5,834	13,869
NT Heritage Fund	88,088	8,156	15,750	5,634	86,128	5,575	5,718	8,156
NT Mid Cap Value Fund	127,341	3,738	15,824	15,877	131,132	10,285	969	3,405
Small Cap Growth Fund	29,224	2,728	8,398	3,962	27,516	1,050	1,882	2,728
Small Cap Value Fund	26,676	239	8,824	9,634	27,725	3,064	43	239
Sustainable Equity Fund	167,275	2,792	17,765	18,268	170,570	4,476	2,230	2,043
Inflation-Adjusted Bond Fund	87,369	10,123	792	2,415	99,115	7,811	6	445
NT Diversified Bond Fund	361,360	100,829	11,955	(8,548)	441,686	38,744	(160)	9,106
NT High Income Fund	88,205	13,661	1,907	5,676	105,635	10,713	(72)	2,946
Short Duration Fund	—	46,118	115	320	46,323	4,429	—	141
Short Duration Inflation Protection Bond Fund	20,056	8,581	184	670	29,123	2,692	1	242
Non-U.S. Intrinsic Value Fund	39,702	1,029	7,961	7,397	40,167	4,395	(647)	1,029
NT Emerging Markets Fund	66,517	1,106	12,969	9,069	63,723	4,119	4,965	1,106
NT Global Real Estate Fund	37,154	659	2,261	2,523	38,075	3,493	138	659
NT International Growth Fund	114,075	4,258	12,471	10,336	116,198	8,390	4,991	3,736
NT International Small-Mid Cap Fund	38,143	1,404	8,117	4,578	36,008	2,650	1,721	1,404
NT International Value Fund	83,219	2,638	13,621	13,226	85,462	8,930	(586)	2,638
Emerging Markets Debt Fund	47,681	8,654	618	2,150	57,867	5,383	6	1,140
Global Bond Fund	140,228	42,949	1,657	1,866	183,386	17,333	4	1,221
International Bond Fund	20,827	1,890	381	714	23,050	1,615	5	541
U.S. Government Money Market Fund	101,598	4,884	106,482	—	—	—	—	33
	$2,199,424	$305,951	$298,648	$124,987	$2,331,714	182,710	$35,047	$79,124
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Effective December 10, 2020, the name of NT Large Company Value Fund was changed to NT Focused Large Cap Value Fund.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2040 Portfolio (Amounts in thousands)
Focused Dynamic Growth Fund	$37,102	$217	$5,682	$3,939	$35,576	638	$3,475	$217
NT Disciplined Growth Fund	30,234	4,990	3,020	(1,929)	30,275	2,060	935	3,989
NT Equity Growth Fund	66,750	7,689	6,189	(39)	68,211	6,096	82	7,376
NT Focused Large Cap Value Fund(3)	153,634	5,339	12,095	16,782	163,660	14,109	721	3,683
NT Growth Fund	95,617	14,590	12,260	786	98,733	4,819	2,768	10,745
NT Heritage Fund	80,530	7,663	13,897	6,410	80,706	5,224	4,033	7,664
NT Mid Cap Value Fund	96,260	3,843	10,233	12,567	102,437	8,034	537	2,641
Small Cap Growth Fund	22,372	2,125	6,417	3,116	21,196	809	1,352	2,125
Small Cap Value Fund	20,112	183	5,958	7,345	21,682	2,396	172	183
Sustainable Equity Fund	121,738	3,011	12,175	13,635	126,209	3,312	1,325	1,512
Inflation-Adjusted Bond Fund	43,372	14,496	260	1,392	59,000	4,649	2	266
NT Diversified Bond Fund	218,464	86,973	11,727	(5,392)	288,318	25,291	(150)	5,874
NT High Income Fund	54,887	14,121	982	3,682	71,708	7,273	(20)	1,908
Short Duration Fund	—	4,426	—	32	4,458	426	—	14
Short Duration Inflation Protection Bond Fund	622	2,169	3	47	2,835	262	—	24
Non-U.S. Intrinsic Value Fund	36,421	1,212	4,973	6,630	39,290	4,299	(393)	1,012
NT Emerging Markets Fund	73,420	1,273	13,113	11,587	73,167	4,730	4,415	1,273
NT Global Real Estate Fund	30,513	825	1,581	2,122	31,879	2,925	67	556
NT International Growth Fund	85,536	3,308	8,863	8,755	88,736	6,407	2,673	2,862
NT International Small-Mid Cap Fund	33,721	1,278	6,775	4,260	32,484	2,390	1,297	1,278
NT International Value Fund	54,072	1,727	8,384	8,400	55,815	5,832	(260)	1,722
Emerging Markets Debt Fund	32,161	9,150	398	1,504	42,417	3,946	4	799
Global Bond Fund	83,882	32,438	1,077	1,158	116,401	11,002	3	776
International Bond Fund	777	1,529	21	28	2,313	162	—	54
U.S. Government Money Market Fund	70,406	6,250	76,656	—	—	—	—	24
	$1,542,603	$230,825	$222,739	$106,817	$1,657,506	127,091	$23,038	$58,577
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Effective December 10, 2020, the name of NT Large Company Value Fund was changed to NT Focused Large Cap Value Fund.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2045 Portfolio (Amounts in thousands)
Focused Dynamic Growth Fund	$55,802	$336	$7,474	$6,797	$55,461	995	$4,567	$336
NT Disciplined Growth Fund	19,265	2,713	676	(832)	20,470	1,393	169	2,664
NT Equity Growth Fund	75,332	8,351	6,150	(246)	77,287	6,907	310	8,351
NT Focused Large Cap Value Fund(3)	173,067	5,899	10,071	18,942	187,837	16,193	776	4,186
NT Growth Fund	109,095	14,015	10,800	618	112,928	5,511	3,320	12,249
NT Heritage Fund	93,138	10,061	13,686	7,716	97,229	6,293	4,520	9,063
NT Mid Cap Value Fund	109,107	3,225	8,859	14,152	117,625	9,225	470	3,021
Small Cap Growth Fund	25,426	2,411	7,017	3,575	24,395	931	1,572	2,411
Small Cap Value Fund	22,120	204	6,090	8,161	24,395	2,696	231	204
Sustainable Equity Fund	137,851	1,936	12,160	15,597	143,224	3,758	1,345	1,706
Non-U.S. Intrinsic Value Fund	44,820	1,688	5,079	8,063	49,492	5,415	(383)	1,268
NT Emerging Markets Fund	86,226	2,378	13,672	14,512	89,444	5,782	4,767	1,560
NT Global Real Estate Fund	33,987	1,864	657	2,461	37,655	3,455	—	649
NT International Growth Fund	96,886	3,427	9,049	9,977	101,241	7,310	3,101	3,259
NT International Small-Mid Cap Fund	38,860	1,505	6,900	5,109	38,574	2,838	1,430	1,505
NT International Value Fund	55,189	1,807	6,638	8,669	59,027	6,168	(216)	1,807
Inflation-Adjusted Bond Fund	37,124	11,024	70	1,169	49,247	3,881	1	224
NT Diversified Bond Fund	189,873	67,642	6,322	(4,652)	246,541	21,626	(91)	5,016
NT High Income Fund	47,076	11,809	482	3,143	61,546	6,242	(11)	1,635
Emerging Markets Debt Fund	27,685	7,760	228	1,298	36,515	3,397	2	690
Global Bond Fund	72,412	25,562	110	993	98,857	9,344	—	657
U.S. Government Money Market Fund	38,287	5,054	43,341	—	—	—	—	13
	$1,588,628	$190,671	$175,531	$125,222	$1,728,990	129,360	$25,880	$62,474
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Effective December 10, 2020, the name of NT Large Company Value Fund was changed to NT Focused Large Cap Value Fund.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2050 Portfolio (Amounts in thousands)
Focused Dynamic Growth Fund	$51,050	$876	$6,884	$6,665	$51,707	928	$3,798	$314
NT Disciplined Growth Fund	2,820	1,820	112	(199)	4,329	294	(9)	565
NT Equity Growth Fund	55,108	6,473	4,299	64	57,346	5,125	(55)	6,183
NT Focused Large Cap Value Fund(3)	126,844	5,974	9,121	14,320	138,017	11,898	58	3,097
NT Growth Fund	80,319	13,633	10,104	699	84,547	4,126	2,223	9,072
NT Heritage Fund	68,623	7,232	11,126	6,374	71,103	4,602	2,540	6,715
NT Mid Cap Value Fund	79,465	3,591	7,176	10,717	86,597	6,792	(2)	2,228
Small Cap Growth Fund	18,788	1,783	5,315	2,629	17,885	683	1,137	1,783
Small Cap Value Fund	16,205	150	4,026	6,037	18,366	2,029	107	150
Sustainable Equity Fund	101,340	2,349	9,122	11,524	106,091	2,784	875	1,262
Non-U.S. Intrinsic Value Fund	36,289	1,755	4,881	6,687	39,850	4,360	(456)	1,032
NT Emerging Markets Fund	63,401	1,771	9,423	11,346	67,095	4,337	2,816	1,154
NT Global Real Estate Fund	24,515	2,074	635	1,815	27,769	2,548	(3)	480
NT International Growth Fund	71,369	2,984	6,981	7,754	75,126	5,424	1,760	2,411
NT International Small-Mid Cap Fund	28,659	1,117	5,085	3,789	28,480	2,096	989	1,117
NT International Value Fund	36,948	1,479	4,203	5,708	39,932	4,173	(21)	1,232
Inflation-Adjusted Bond Fund	19,682	5,093	53	602	25,324	1,996	—	114
NT Diversified Bond Fund	105,887	27,518	3,450	(2,479)	127,476	11,182	(51)	2,637
NT High Income Fund	25,585	4,585	272	1,696	31,594	3,204	(6)	876
Emerging Markets Debt Fund	14,878	3,365	135	702	18,810	1,750	1	367
Global Bond Fund	39,875	10,357	62	552	50,722	4,794	—	337
U.S. Government Money Market Fund	1,171	2,011	3,182	—	—	—	—	1
	$1,068,821	$107,990	$105,647	$97,002	$1,168,166	85,125	$15,701	$43,127
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Effective December 10, 2020, the name of NT Large Company Value Fund was changed to NT Focused Large Cap Value Fund.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2055 Portfolio (Amounts in thousands)
Focused Dynamic Growth Fund	$37,358	$1,108	$4,573	$5,640	$39,533	709	$2,170	$240
NT Equity Growth Fund	36,235	4,923	746	(50)	40,362	3,607	(12)	4,331
NT Focused Large Cap Value Fund(3)	86,822	8,003	7,222	10,170	97,773	8,429	(107)	2,170
NT Growth Fund	54,795	9,607	6,018	972	59,356	2,897	957	6,399
NT Heritage Fund	47,337	6,168	8,508	5,144	50,141	3,245	1,044	4,750
NT Mid Cap Value Fund	54,245	5,316	6,023	7,604	61,142	4,795	(114)	1,561
Small Cap Growth Fund	12,763	1,260	3,238	1,939	12,724	486	624	1,261
Small Cap Value Fund	11,079	104	2,497	4,164	12,850	1,420	79	104
Sustainable Equity Fund	68,809	1,910	4,358	8,284	74,645	1,959	335	891
Non-U.S. Intrinsic Value Fund	25,651	2,668	4,067	4,968	29,220	3,197	(409)	751
NT Emerging Markets Fund	43,790	1,537	6,524	8,282	47,085	3,044	1,607	808
NT Global Real Estate Fund	16,532	2,341	512	1,284	19,645	1,802	12	338
NT International Growth Fund	49,177	1,942	4,187	5,859	52,791	3,812	752	1,690
NT International Small-Mid Cap Fund	19,819	780	3,210	2,741	20,130	1,481	574	781
NT International Value Fund	23,672	2,470	2,939	3,692	26,895	2,810	133	828
Inflation-Adjusted Bond Fund	11,068	2,937	122	342	14,225	1,121	1	65
NT Diversified Bond Fund	61,616	15,445	3,004	(1,419)	72,638	6,372	(36)	1,522
NT High Income Fund	14,281	2,860	272	983	17,852	1,811	(6)	507
Emerging Markets Debt Fund	8,135	2,174	147	401	10,563	983	1	212
Global Bond Fund	23,600	5,146	364	326	28,708	2,713	2	192
	$706,784	$78,699	$68,531	$71,326	$788,278	56,693	$7,607	$29,401
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Effective December 10, 2020, the name of NT Large Company Value Fund was changed to NT Focused Large Cap Value Fund.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2060 Portfolio (Amounts in thousands)
Focused Dynamic Growth Fund	$10,697	$1,295	$1,140	$2,201	$13,053	234	$212	$77
NT Equity Growth Fund	10,532	2,902	53	(62)	13,319	1,190	(6)	1,393
NT Focused Large Cap Value Fund(3)	25,660	6,698	2,809	3,232	32,781	2,826	(138)	697
NT Growth Fund	15,569	4,954	1,167	497	19,853	969	38	2,048
NT Heritage Fund	13,600	3,114	1,575	1,826	16,965	1,098	66	1,521
NT Mid Cap Value Fund	16,273	3,530	1,751	2,494	20,546	1,611	(173)	501
Small Cap Growth Fund	3,471	402	343	683	4,213	161	70	402
Small Cap Value Fund	3,185	285	490	1,313	4,293	474	6	32
Sustainable Equity Fund	19,666	3,094	495	2,633	24,898	653	7	285
Non-U.S. Intrinsic Value Fund	7,658	1,830	932	1,565	10,121	1,107	(130)	253
NT Emerging Markets Fund	12,535	1,868	1,665	3,029	15,767	1,019	91	262
NT Global Real Estate Fund	5,093	1,077	79	418	6,509	597	(5)	108
NT International Growth Fund	13,999	2,035	295	1,952	17,691	1,277	6	548
NT International Small-Mid Cap Fund	5,432	528	288	984	6,656	490	(11)	255
NT International Value Fund	6,663	1,469	514	1,156	8,774	917	(14)	263
Inflation-Adjusted Bond Fund	2,926	983	—	92	4,001	315	—	17
NT Diversified Bond Fund	15,191	6,053	562	(375)	20,307	1,781	(6)	404
NT High Income Fund	3,715	1,057	—	260	5,032	510	—	135
Emerging Markets Debt Fund	2,145	727	—	107	2,979	277	—	57
Global Bond Fund	5,977	2,007	—	85	8,069	763	—	52
	$199,987	$45,908	$14,158	$24,090	$255,827	18,269	$13	$9,310
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Effective December 10, 2020, the name of NT Large Company Value Fund was changed to NT Focused Large Cap Value Fund.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2065 Portfolio(3) (Amounts in thousands)
Focused Dynamic Growth Fund	—	$93	$8	$4	$89	2	—	—
NT Equity Growth Fund	—	101	7	(3)	91	8	—	$5
NT Focused Large Company Value Fund(4)	—	235	16	4	223	19	—	2
NT Growth Fund	—	149	13	(3)	133	7	$(1)	9
NT Heritage Fund	—	125	10	—	115	7	(2)	6
NT Mid Cap Value Fund	—	147	10	3	140	11	—	2
Small Cap Growth Fund	—	31	2	—	29	1	—	2
Small Cap Value Fund	—	27	2	4	29	3	—	—
Sustainable Equity Fund	—	180	13	2	169	4	—	1
Non-U.S. Intrinsic Value Fund	—	71	4	2	69	8	—	1
NT Emerging Markets Fund	—	109	9	5	105	7	—	1
NT Global Real Estate Fund	—	46	3	1	44	4	—	—
NT International Growth Fund	—	130	9	—	121	9	—	2
NT International Small-Mid Cap Fund	—	49	4	1	46	3	—	1
NT International Value Fund	—	62	4	2	60	6	—	1
Inflation-Adjusted Bond Fund	—	28	2	—	26	2	—	—
NT Diversified Bond Fund	—	141	9	(1)	131	11	—	1
NT High Income Fund	—	34	2	1	33	3	—	—
Emerging Markets Debt Fund	—	21	1	—	20	2	—	—
Global Bond Fund	—	55	3	—	52	5	—	—
	—	$1,834	$131	$22	$1,725	122	$(3)	$34
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)September 23, 2020 (fund inception) through January 31, 2021.
(4)Effective December 10, 2020, the name of NT Large Company Value Fund was changed to NT Focused Large Cap Value Fund.

Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice In Retirement Portfolio
Investor Class
2021(3)	$13.15	0.14	0.83	0.97	(0.12)	(0.56)	(0.68)	$13.44	7.70%	0.74%(4)	0.77%(4)	2.12%(4)	2.09%(4)	23%	$970,161
2020	$13.23	0.23	0.64	0.87	(0.23)	(0.72)	(0.95)	$13.15	6.67%	0.74%	0.77%	1.80%	1.77%	24%	$607,393
2019	$13.47	0.33	0.20	0.53	(0.33)	(0.44)	(0.77)	$13.23	4.55%	0.74%	0.77%	2.58%	2.55%	19%	$735,213
2018	$13.17	0.25	0.47	0.72	(0.25)	(0.17)	(0.42)	$13.47	5.50%	0.75%	0.77%	1.92%	1.90%	13%	$786,876
2017	$12.73	0.18	0.64	0.82	(0.17)	(0.21)	(0.38)	$13.17	6.64%	0.20%	0.20%	1.38%	1.38%	12%	$848,180
2016	$12.62	0.21	0.12	0.33	(0.21)	(0.01)	(0.22)	$12.73	2.76%	0.20%	0.20%	1.73%	1.73%	14%	$837,622
I Class
2021(3)	$13.15	0.16	0.82	0.98	(0.13)	(0.56)	(0.69)	$13.44	7.72%	0.54%(4)	0.60%(4)	2.32%(4)	2.26%(4)	23%	$541,431
2020	$13.24	0.26	0.62	0.88	(0.25)	(0.72)	(0.97)	$13.15	6.88%	0.54%	0.60%	2.00%	1.94%	24%	$191,356
2019	$13.47	0.37	0.20	0.57	(0.36)	(0.44)	(0.80)	$13.24	4.84%	0.54%	0.59%	2.78%	2.73%	19%	$254,459
2018	$13.17	0.28	0.46	0.74	(0.27)	(0.17)	(0.44)	$13.47	5.71%	0.55%	0.59%	2.12%	2.08%	13%	$350,798
2017	$12.73	0.20	0.65	0.85	(0.20)	(0.21)	(0.41)	$13.17	6.85%	0.00%(5)	0.00%(5)	1.58%	1.58%	12%	$481,066
2016	$12.62	0.23	0.13	0.36	(0.24)	(0.01)	(0.25)	$12.73	2.97%	0.00%(5)	0.00%(5)	1.93%	1.93%	14%	$510,188

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2021(3)	$13.15	0.13	0.82	0.95	(0.10)	(0.56)	(0.66)	$13.44	7.50%	0.99%(4)	1.02%(4)	1.87%(4)	1.84%(4)	23%	$268,343
2020	$13.24	0.19	0.63	0.82	(0.19)	(0.72)	(0.91)	$13.15	6.40%	0.99%	1.02%	1.55%	1.52%	24%	$114,462
2019	$13.47	0.31	0.20	0.51	(0.30)	(0.44)	(0.74)	$13.24	4.36%	0.99%	1.02%	2.33%	2.30%	19%	$153,056
2018	$13.17	0.22	0.46	0.68	(0.21)	(0.17)	(0.38)	$13.47	5.23%	1.00%	1.02%	1.67%	1.65%	13%	$227,693
2017	$12.73	0.15	0.64	0.79	(0.14)	(0.21)	(0.35)	$13.17	6.37%	0.45%	0.45%	1.13%	1.13%	12%	$295,489
2016	$12.62	0.18	0.12	0.30	(0.18)	(0.01)	(0.19)	$12.73	2.50%	0.45%	0.45%	1.48%	1.48%	14%	$361,052
C Class
2021(3)	$13.08	0.08	0.82	0.90	(0.08)	(0.56)	(0.64)	$13.34	7.10%	1.74%(4)	1.77%(4)	1.12%(4)	1.09%(4)	23%	$5,773
2020	$13.18	0.10	0.63	0.73	(0.11)	(0.72)	(0.83)	$13.08	5.65%	1.74%	1.77%	0.80%	0.77%	24%	$3,020
2019	$13.43	0.22	0.18	0.40	(0.21)	(0.44)	(0.65)	$13.18	3.50%	1.74%	1.77%	1.58%	1.55%	19%	$4,077
2018	$13.13	0.12	0.47	0.59	(0.12)	(0.17)	(0.29)	$13.43	4.48%	1.75%	1.77%	0.92%	0.90%	13%	$5,769
2017	$12.70	0.05	0.64	0.69	(0.05)	(0.21)	(0.26)	$13.13	5.56%	1.20%	1.20%	0.38%	0.38%	12%	$8,431
2016	$12.59	0.08	0.14	0.22	(0.10)	(0.01)	(0.11)	$12.70	1.78%	1.20%	1.20%	0.73%	0.73%	14%	$9,705

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2021(3)	$13.13	0.11	0.82	0.93	(0.09)	(0.56)	(0.65)	$13.41	7.36%	1.24%(4)	1.27%(4)	1.62%(4)	1.59%(4)	23%	$264,938
2020	$13.22	0.16	0.63	0.79	(0.16)	(0.72)	(0.88)	$13.13	6.15%	1.24%	1.27%	1.30%	1.27%	24%	$129,338
2019	$13.45	0.27	0.21	0.48	(0.27)	(0.44)	(0.71)	$13.22	4.11%	1.24%	1.27%	2.08%	2.05%	19%	$139,359
2018	$13.15	0.19	0.46	0.65	(0.18)	(0.17)	(0.35)	$13.45	4.98%	1.25%	1.27%	1.42%	1.40%	13%	$155,850
2017	$12.71	0.11	0.65	0.76	(0.11)	(0.21)	(0.32)	$13.15	6.11%	0.70%	0.70%	0.88%	0.88%	12%	$181,722
2016	$12.60	0.15	0.12	0.27	(0.15)	(0.01)	(0.16)	$12.71	2.25%	0.70%	0.70%	1.23%	1.23%	14%	$201,425
R6 Class
2021(3)	$10.66	0.13	0.67	0.80	(0.14)	(0.56)	(0.70)	$10.76	7.86%	0.39%(4)	0.50%(4)	2.47%(4)	2.36%(4)	23%	$558,375
2020	$10.91	0.22	0.52	0.74	(0.27)	(0.72)	(0.99)	$10.66	7.08%	0.39%	0.51%	2.15%	2.03%	24%	$221,796
2019	$11.25	0.32	0.16	0.48	(0.38)	(0.44)	(0.82)	$10.91	5.00%	0.39%	0.52%	2.93%	2.80%	19%	$225,207
2018(6)	$11.10	0.21	0.20	0.41	(0.25)	(0.01)	(0.26)	$11.25	3.70%	0.39%(4)	0.51%(4)	2.49%(4)	2.37%(4)	13%(7)	$236,569

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended January 31, 2021 (unaudited).
(4)Annualized.
(5)Ratio was less than 0.005%.
(6)October 23, 2017 (commencement of sale) through July 31, 2018.
(7)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2018.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2025 Portfolio
Investor Class
2021(3)	$14.70	0.15	1.09	1.24	(0.17)	(0.77)	(0.94)	$15.00	8.39%	0.76%(4)	0.80%(4)	1.87%(4)	1.83%(4)	17%	$870,320
2020	$14.78	0.26	0.75	1.01	(0.22)	(0.87)	(1.09)	$14.70	6.99%	0.76%	0.80%	1.82%	1.78%	26%	$867,457
2019	$15.15	0.38	0.18	0.56	(0.37)	(0.56)	(0.93)	$14.78	4.47%	0.76%	0.80%	2.61%	2.57%	18%	$1,003,059
2018	$14.71	0.29	0.63	0.92	(0.26)	(0.22)	(0.48)	$15.15	6.36%	0.77%	0.81%	1.95%	1.91%	14%	$1,181,392
2017	$14.08	0.20	0.89	1.09	(0.18)	(0.28)	(0.46)	$14.71	7.95%	0.20%	0.20%	1.43%	1.43%	16%	$1,245,328
2016	$14.62	0.25	0.08	0.33	(0.24)	(0.63)	(0.87)	$14.08	2.55%	0.20%	0.20%	1.81%	1.81%	11%	$1,147,291
I Class
2021(3)	$14.72	0.16	1.09	1.25	(0.20)	(0.77)	(0.97)	$15.00	8.54%	0.56%(4)	0.61%(4)	2.07%(4)	2.02%(4)	17%	$525,981
2020	$14.80	0.30	0.74	1.04	(0.25)	(0.87)	(1.12)	$14.72	7.13%	0.56%	0.62%	2.02%	1.96%	26%	$512,042
2019	$15.16	0.41	0.19	0.60	(0.40)	(0.56)	(0.96)	$14.80	4.75%	0.56%	0.62%	2.81%	2.75%	18%	$624,560
2018	$14.72	0.32	0.63	0.95	(0.29)	(0.22)	(0.51)	$15.16	6.57%	0.57%	0.62%	2.15%	2.10%	14%	$827,668
2017	$14.09	0.23	0.89	1.12	(0.21)	(0.28)	(0.49)	$14.72	8.16%	0.00%(5)	0.00%(5)	1.63%	1.63%	16%	$963,919
2016	$14.64	0.27	0.08	0.35	(0.27)	(0.63)	(0.90)	$14.09	2.69%	0.00%(5)	0.00%(5)	2.01%	2.01%	11%	$884,534

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2021(3)	$14.68	0.13	1.09	1.22	(0.13)	(0.77)	(0.90)	$15.00	8.27%	1.01%(4)	1.05%(4)	1.62%(4)	1.58%(4)	17%	$242,770
2020	$14.76	0.22	0.75	0.97	(0.18)	(0.87)	(1.05)	$14.68	6.72%	1.01%	1.05%	1.57%	1.53%	26%	$231,738
2019	$15.13	0.34	0.19	0.53	(0.34)	(0.56)	(0.90)	$14.76	4.21%	1.01%	1.05%	2.36%	2.32%	18%	$297,582
2018	$14.69	0.25	0.63	0.88	(0.22)	(0.22)	(0.44)	$15.13	6.10%	1.02%	1.06%	1.70%	1.66%	14%	$426,902
2017	$14.06	0.17	0.88	1.05	(0.14)	(0.28)	(0.42)	$14.69	7.69%	0.45%	0.45%	1.18%	1.18%	16%	$505,789
2016	$14.60	0.22	0.07	0.29	(0.20)	(0.63)	(0.83)	$14.06	2.28%	0.45%	0.45%	1.56%	1.56%	11%	$528,973
C Class
2021(3)	$14.65	0.07	1.08	1.15	(0.01)	(0.77)	(0.78)	$15.02	7.81%	1.76%(4)	1.80%(4)	0.87%(4)	0.83%(4)	17%	$3,845
2020	$14.73	0.11	0.75	0.86	(0.07)	(0.87)	(0.94)	$14.65	5.90%	1.76%	1.80%	0.82%	0.78%	26%	$4,332
2019	$15.09	0.23	0.20	0.43	(0.23)	(0.56)	(0.79)	$14.73	3.48%	1.76%	1.80%	1.61%	1.57%	18%	$4,562
2018	$14.67	0.14	0.63	0.77	(0.13)	(0.22)	(0.35)	$15.09	5.29%	1.77%	1.81%	0.95%	0.91%	14%	$5,515
2017	$14.03	0.06	0.90	0.96	(0.04)	(0.28)	(0.32)	$14.67	6.96%	1.20%	1.20%	0.43%	0.43%	16%	$7,111
2016	$14.58	0.11	0.07	0.18	(0.10)	(0.63)	(0.73)	$14.03	1.42%	1.20%	1.20%	0.81%	0.81%	11%	$7,822

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2021(3)	$14.66	0.11	1.09	1.20	(0.09)	(0.77)	(0.86)	$15.00	8.15%	1.26%(4)	1.30%(4)	1.37%(4)	1.33%(4)	17%	$232,528
2020	$14.74	0.18	0.75	0.93	(0.14)	(0.87)	(1.01)	$14.66	6.45%	1.26%	1.30%	1.32%	1.28%	26%	$211,271
2019	$15.11	0.30	0.19	0.49	(0.30)	(0.56)	(0.86)	$14.74	3.94%	1.26%	1.30%	2.11%	2.07%	18%	$210,971
2018	$14.67	0.21	0.64	0.85	(0.19)	(0.22)	(0.41)	$15.11	5.84%	1.27%	1.31%	1.45%	1.41%	14%	$211,702
2017	$14.04	0.13	0.89	1.02	(0.11)	(0.28)	(0.39)	$14.67	7.43%	0.70%	0.70%	0.93%	0.93%	16%	$221,592
2016	$14.58	0.18	0.08	0.26	(0.17)	(0.63)	(0.80)	$14.04	2.03%	0.70%	0.70%	1.31%	1.31%	11%	$222,337
R6 Class
2021(3)	$11.20	0.13	0.83	0.96	(0.22)	(0.77)	(0.99)	$11.17	8.57%	0.41%(4)	0.52%(4)	2.22%(4)	2.11%(4)	17%	$564,107
2020	$11.53	0.24	0.58	0.82	(0.28)	(0.87)	(1.15)	$11.20	7.29%	0.41%	0.53%	2.17%	2.05%	26%	$526,937
2019	$12.05	0.33	0.13	0.46	(0.42)	(0.56)	(0.98)	$11.53	4.86%	0.41%	0.54%	2.96%	2.83%	18%	$489,170
2018(6)	$11.74	0.23	0.26	0.49	(0.17)	(0.01)	(0.18)	$12.05	4.19%	0.41%(4)	0.53%(4)	2.53%(4)	2.41%(4)	14%(7)	$426,813

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended January 31, 2021 (unaudited).
(4)Annualized.
(5)Ratio was less than 0.005%.
(6)October 23, 2017 (commencement of sale) through July 31, 2018.
(7)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2018.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2030 Portfolio
Investor Class
2021(3)	$12.89	0.13	1.08	1.21	(0.15)	(0.63)	(0.78)	$13.32	9.42%	0.78%(4)	0.83%(4)	1.91%(4)	1.86%(4)	15%	$488,862
2020	$12.90	0.24	0.70	0.94	(0.20)	(0.75)	(0.95)	$12.89	7.47%	0.78%	0.83%	1.86%	1.81%	27%	$503,229
2019	$13.28	0.31	0.16	0.47	(0.33)	(0.52)	(0.85)	$12.90	4.38%	0.78%	0.83%	2.56%	2.51%	20%	$664,953
2018	$12.77	0.25	0.64	0.89	(0.23)	(0.15)	(0.38)	$13.28	7.13%	0.79%	0.84%	1.96%	1.91%	16%	$716,765
2017	$12.10	0.17	0.88	1.05	(0.14)	(0.24)	(0.38)	$12.77	8.97%	0.20%	0.20%	1.43%	1.43%	14%	$764,846
2016	$12.58	0.22	0.01	0.23	(0.21)	(0.50)	(0.71)	$12.10	2.08%	0.20%	0.20%	1.83%	1.83%	10%	$680,943
I Class
2021(3)	$12.89	0.14	1.10	1.24	(0.18)	(0.63)	(0.81)	$13.32	9.64%	0.58%(4)	0.64%(4)	2.11%(4)	2.05%(4)	15%	$552,840
2020	$12.90	0.26	0.71	0.97	(0.23)	(0.75)	(0.98)	$12.89	7.69%	0.58%	0.64%	2.06%	2.00%	27%	$524,709
2019	$13.28	0.36	0.13	0.49	(0.35)	(0.52)	(0.87)	$12.90	4.59%	0.58%	0.64%	2.76%	2.70%	20%	$625,840
2018	$12.78	0.28	0.63	0.91	(0.26)	(0.15)	(0.41)	$13.28	7.27%	0.59%	0.65%	2.16%	2.10%	16%	$832,861
2017	$12.11	0.20	0.88	1.08	(0.17)	(0.24)	(0.41)	$12.78	9.19%	0.00%(5)	0.00%(5)	1.63%	1.63%	14%	$882,331
2016	$12.59	0.23	0.02	0.25	(0.23)	(0.50)	(0.73)	$12.11	2.29%	0.00%(5)	0.00%(5)	2.03%	2.03%	10%	$763,858

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2021(3)	$12.85	0.11	1.10	1.21	(0.12)	(0.63)	(0.75)	$13.31	9.41%	1.03%(4)	1.08%(4)	1.66%(4)	1.61%(4)	15%	$230,379
2020	$12.86	0.19	0.72	0.91	(0.17)	(0.75)	(0.92)	$12.85	7.21%	1.03%	1.08%	1.61%	1.56%	27%	$218,597
2019	$13.24	0.29	0.15	0.44	(0.30)	(0.52)	(0.82)	$12.86	4.12%	1.03%	1.08%	2.31%	2.26%	20%	$271,679
2018	$12.74	0.22	0.63	0.85	(0.20)	(0.15)	(0.35)	$13.24	6.80%	1.04%	1.09%	1.71%	1.66%	16%	$375,401
2017	$12.07	0.15	0.87	1.02	(0.11)	(0.24)	(0.35)	$12.74	8.72%	0.45%	0.45%	1.18%	1.18%	14%	$426,224
2016	$12.55	0.19	0.01	0.20	(0.18)	(0.50)	(0.68)	$12.07	1.82%	0.45%	0.45%	1.58%	1.58%	10%	$378,866
C Class
2021(3)	$12.83	0.06	1.09	1.15	(0.01)	(0.63)	(0.64)	$13.34	8.99%	1.78%(4)	1.83%(4)	0.91%(4)	0.86%(4)	15%	$3,792
2020	$12.84	0.10	0.71	0.81	(0.07)	(0.75)	(0.82)	$12.83	6.38%	1.78%	1.83%	0.86%	0.81%	27%	$3,540
2019	$13.22	0.20	0.15	0.35	(0.21)	(0.52)	(0.73)	$12.84	3.31%	1.78%	1.83%	1.56%	1.51%	20%	$4,387
2018	$12.73	0.12	0.64	0.76	(0.12)	(0.15)	(0.27)	$13.22	6.06%	1.79%	1.84%	0.96%	0.91%	16%	$4,340
2017	$12.06	0.05	0.88	0.93	(0.02)	(0.24)	(0.26)	$12.73	7.90%	1.20%	1.20%	0.43%	0.43%	14%	$6,204
2016	$12.54	0.10	0.01	0.11	(0.09)	(0.50)	(0.59)	$12.06	1.03%	1.20%	1.20%	0.83%	0.83%	10%	$6,714

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2021(3)	$12.84	0.10	1.08	1.18	(0.08)	(0.63)	(0.71)	$13.31	9.22%	1.28%(4)	1.33%(4)	1.41%(4)	1.36%(4)	15%	$271,247
2020	$12.85	0.16	0.72	0.88	(0.14)	(0.75)	(0.89)	$12.84	6.93%	1.28%	1.33%	1.36%	1.31%	27%	$245,796
2019	$13.23	0.26	0.15	0.41	(0.27)	(0.52)	(0.79)	$12.85	3.85%	1.28%	1.33%	2.06%	2.01%	20%	$233,886
2018	$12.73	0.19	0.63	0.82	(0.17)	(0.15)	(0.32)	$13.23	6.54%	1.29%	1.34%	1.46%	1.41%	16%	$218,529
2017	$12.06	0.11	0.88	0.99	(0.08)	(0.24)	(0.32)	$12.73	8.45%	0.70%	0.70%	0.93%	0.93%	14%	$201,655
2016	$12.54	0.16	0.01	0.17	(0.15)	(0.50)	(0.65)	$12.06	1.56%	0.70%	0.70%	1.33%	1.33%	10%	$170,983
R6 Class
2021(3)	$11.75	0.14	1.00	1.14	(0.20)	(0.63)	(0.83)	$12.06	9.74%	0.43%(4)	0.54%(4)	2.26%(4)	2.15%(4)	15%	$542,068
2020	$11.85	0.25	0.65	0.90	(0.25)	(0.75)	(1.00)	$11.75	7.79%	0.43%	0.55%	2.21%	2.09%	27%	$503,360
2019	$12.28	0.34	0.12	0.46	(0.37)	(0.52)	(0.89)	$11.85	4.74%	0.43%	0.56%	2.91%	2.78%	20%	$465,684
2018(6)	$11.90	0.24	0.31	0.55	(0.16)	(0.01)	(0.17)	$12.28	4.59%	0.43%(4)	0.56%(4)	2.55%(4)	2.42%(4)	16%(7)	$408,745

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended January 31, 2021 (unaudited).
(4)Annualized.
(5)Ratio was less than 0.005%.
(6)October 23, 2017 (commencement of sale) through July 31, 2018.
(7)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2018.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2035 Portfolio
Investor Class
2021(3)	$16.09	0.16	1.57	1.73	(0.17)	(0.88)	(1.05)	$16.77	10.72%	0.81%(4)	0.85%(4)	1.89%(4)	1.85%(4)	14%	$721,900
2020	$16.12	0.28	0.97	1.25	(0.24)	(1.04)	(1.28)	$16.09	7.91%	0.81%	0.85%	1.81%	1.77%	27%	$719,718
2019	$16.64	0.40	0.12	0.52	(0.38)	(0.66)	(1.04)	$16.12	4.06%	0.81%	0.86%	2.51%	2.46%	17%	$819,274
2018	$15.90	0.31	0.95	1.26	(0.29)	(0.23)	(0.52)	$16.64	8.05%	0.82%	0.86%	1.92%	1.88%	16%	$978,920
2017	$14.97	0.21	1.24	1.45	(0.18)	(0.34)	(0.52)	$15.90	9.98%	0.20%	0.20%	1.42%	1.42%	17%	$975,822
2016	$15.83	0.27	(0.07)(5)	0.20	(0.27)	(0.79)	(1.06)	$14.97	1.57%	0.20%	0.20%	1.86%	1.86%	8%	$905,126
I Class
2021(3)	$16.12	0.17	1.57	1.74	(0.20)	(0.88)	(1.08)	$16.78	10.80%	0.61%(4)	0.67%(4)	2.09%(4)	2.03%(4)	14%	$543,948
2020	$16.15	0.32	0.96	1.28	(0.27)	(1.04)	(1.31)	$16.12	8.12%	0.61%	0.67%	2.01%	1.95%	27%	$520,022
2019	$16.66	0.43	0.13	0.56	(0.41)	(0.66)	(1.07)	$16.15	4.33%	0.61%	0.67%	2.71%	2.65%	17%	$598,639
2018	$15.93	0.35	0.93	1.28	(0.32)	(0.23)	(0.55)	$16.66	8.19%	0.62%	0.67%	2.12%	2.07%	16%	$741,317
2017	$15.00	0.25	1.23	1.48	(0.21)	(0.34)	(0.55)	$15.93	10.18%	0.00%(6)	0.00%(6)	1.62%	1.62%	17%	$815,036
2016	$15.86	0.29	(0.06)(5)	0.23	(0.30)	(0.79)	(1.09)	$15.00	1.79%	0.00%(6)	0.00%(6)	2.06%	2.06%	8%	$726,622

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2021(3)	$16.07	0.14	1.56	1.70	(0.12)	(0.88)	(1.00)	$16.77	10.58%	1.06%(4)	1.10%(4)	1.64%(4)	1.60%(4)	14%	$244,665
2020	$16.11	0.24	0.96	1.20	(0.20)	(1.04)	(1.24)	$16.07	7.57%	1.06%	1.10%	1.56%	1.52%	27%	$234,875
2019	$16.61	0.36	0.14	0.50	(0.34)	(0.66)	(1.00)	$16.11	3.92%	1.06%	1.11%	2.26%	2.21%	17%	$290,779
2018	$15.88	0.27	0.94	1.21	(0.25)	(0.23)	(0.48)	$16.61	7.72%	1.07%	1.11%	1.67%	1.63%	16%	$392,230
2017	$14.95	0.18	1.23	1.41	(0.14)	(0.34)	(0.48)	$15.88	9.71%	0.45%	0.45%	1.17%	1.17%	17%	$444,917
2016	$15.81	0.24	(0.08)(5)	0.16	(0.23)	(0.79)	(1.02)	$14.95	1.31%	0.45%	0.45%	1.61%	1.61%	8%	$438,398
C Class
2021(3)	$16.00	0.07	1.56	1.63	—	(0.88)	(0.88)	$16.75	10.16%	1.81%(4)	1.85%(4)	0.89%(4)	0.85%(4)	14%	$2,990
2020	$16.04	0.12	0.95	1.07	(0.07)	(1.04)	(1.11)	$16.00	6.76%	1.81%	1.85%	0.81%	0.77%	27%	$3,226
2019	$16.54	0.24	0.15	0.39	(0.23)	(0.66)	(0.89)	$16.04	3.13%	1.81%	1.86%	1.51%	1.46%	17%	$3,676
2018	$15.84	0.15	0.93	1.08	(0.15)	(0.23)	(0.38)	$16.54	6.93%	1.82%	1.86%	0.92%	0.88%	16%	$3,788
2017	$14.92	0.06	1.23	1.29	(0.03)	(0.34)	(0.37)	$15.84	8.83%	1.20%	1.20%	0.42%	0.42%	17%	$5,637
2016	$15.77	0.13	(0.08)(5)	0.05	(0.11)	(0.79)	(0.90)	$14.92	0.59%	1.20%	1.20%	0.86%	0.86%	8%	$6,533

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2021(3)	$16.05	0.12	1.56	1.68	(0.08)	(0.88)	(0.96)	$16.77	10.44%	1.31%(4)	1.35%(4)	1.39%(4)	1.35%(4)	14%	$276,850
2020	$16.09	0.20	0.95	1.15	(0.15)	(1.04)	(1.19)	$16.05	7.29%	1.31%	1.35%	1.31%	1.27%	27%	$241,416
2019	$16.60	0.31	0.14	0.45	(0.30)	(0.66)	(0.96)	$16.09	3.60%	1.31%	1.36%	2.01%	1.96%	17%	$227,954
2018	$15.86	0.22	0.96	1.18	(0.21)	(0.23)	(0.44)	$16.60	7.52%	1.32%	1.36%	1.42%	1.38%	16%	$221,761
2017	$14.94	0.14	1.23	1.37	(0.11)	(0.34)	(0.45)	$15.86	9.37%	0.70%	0.70%	0.92%	0.92%	17%	$216,452
2016	$15.79	0.20	(0.07)(5)	0.13	(0.19)	(0.79)	(0.98)	$14.94	1.11%	0.70%	0.70%	1.36%	1.36%	8%	$206,155
R6 Class
2021(3)	$11.44	0.13	1.13	1.26	(0.23)	(0.88)	(1.11)	$11.59	10.99%	0.46%(4)	0.56%(4)	2.24%(4)	2.14%(4)	14%	$541,364
2020	$11.84	0.24	0.70	0.94	(0.30)	(1.04)	(1.34)	$11.44	8.18%	0.46%	0.57%	2.16%	2.05%	27%	$480,172
2019	$12.54	0.33	0.06	0.39	(0.43)	(0.66)	(1.09)	$11.84	4.46%	0.46%	0.58%	2.86%	2.74%	17%	$420,380
2018(7)	$12.12	0.24	0.38	0.62	(0.20)	—(8)	(0.20)	$12.54	5.17%	0.46%(4)	0.58%(4)	2.48%(4)	2.36%(4)	16%(9)	$359,623

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended January 31, 2021 (unaudited).
(4)Annualized.
(5)Per-share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.
(6)Ratio was less than 0.005%.
(7)October 23, 2017 (commencement of sale) through July 31, 2018.
(8)Per-share amount was less than $0.005.
(9)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2018.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2040 Portfolio
Investor Class
2021(3)	$13.47	0.13	1.50	1.63	(0.14)	(0.77)	(0.91)	$14.19	12.08%	0.83%(4)	0.88%(4)	1.85%(4)	1.80%(4)	14%	$386,479
2020	$13.50	0.24	0.84	1.08	(0.21)	(0.90)	(1.11)	$13.47	8.19%	0.83%	0.88%	1.78%	1.73%	28%	$389,734
2019	$14.10	0.31	0.09	0.40	(0.33)	(0.67)	(1.00)	$13.50	3.92%	0.83%	0.89%	2.41%	2.35%	23%	$505,459
2018	$13.36	0.26	0.92	1.18	(0.25)	(0.19)	(0.44)	$14.10	8.98%	0.84%	0.88%	1.89%	1.85%	17%	$555,108
2017	$12.48	0.17	1.16	1.33	(0.15)	(0.30)	(0.45)	$13.36	10.95%	0.20%	0.20%	1.39%	1.39%	17%	$574,159
2016	$13.14	0.23	(0.09)(5)	0.14	(0.22)	(0.58)	(0.80)	$12.48	1.34%	0.20%	0.20%	1.86%	1.86%	8%	$546,509
I Class
2021(3)	$13.49	0.14	1.50	1.64	(0.17)	(0.77)	(0.94)	$14.19	12.22%	0.63%(4)	0.69%(4)	2.05%(4)	1.99%(4)	14%	$395,651
2020	$13.51	0.26	0.85	1.11	(0.23)	(0.90)	(1.13)	$13.49	8.42%	0.63%	0.70%	1.98%	1.91%	28%	$382,370
2019	$14.11	0.35	0.08	0.43	(0.36)	(0.67)	(1.03)	$13.51	4.13%	0.63%	0.70%	2.61%	2.54%	23%	$460,260
2018	$13.37	0.29	0.92	1.21	(0.28)	(0.19)	(0.47)	$14.11	9.19%	0.64%	0.69%	2.09%	2.04%	17%	$587,460
2017	$12.49	0.20	1.15	1.35	(0.17)	(0.30)	(0.47)	$13.37	11.17%	0.00%(6)	0.00%(6)	1.59%	1.59%	17%	$656,227
2016	$13.15	0.24	(0.07)(5)	0.17	(0.25)	(0.58)	(0.83)	$12.49	1.55%	0.00%(6)	0.00%(6)	2.06%	2.06%	8%	$585,381

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2021(3)	$13.45	0.12	1.48	1.60	(0.10)	(0.77)	(0.87)	$14.18	11.89%	1.08%(4)	1.13%(4)	1.60%(4)	1.55%(4)	14%	$179,062
2020	$13.48	0.19	0.85	1.04	(0.17)	(0.90)	(1.07)	$13.45	7.92%	1.08%	1.13%	1.53%	1.48%	28%	$165,350
2019	$14.07	0.29	0.09	0.38	(0.30)	(0.67)	(0.97)	$13.48	3.73%	1.08%	1.14%	2.16%	2.10%	23%	$203,271
2018	$13.34	0.22	0.92	1.14	(0.22)	(0.19)	(0.41)	$14.07	8.64%	1.09%	1.13%	1.64%	1.60%	17%	$276,474
2017	$12.46	0.15	1.15	1.30	(0.12)	(0.30)	(0.42)	$13.34	10.68%	0.45%	0.45%	1.14%	1.14%	17%	$305,544
2016	$13.12	0.20	(0.09)(5)	0.11	(0.19)	(0.58)	(0.77)	$12.46	1.08%	0.45%	0.45%	1.61%	1.61%	8%	$266,244
C Class
2021(3)	$13.39	0.06	1.48	1.54	—	(0.77)	(0.77)	$14.16	11.48%	1.83%(4)	1.88%(4)	0.85%(4)	0.80%(4)	14%	$1,625
2020	$13.42	0.10	0.83	0.93	(0.06)	(0.90)	(0.96)	$13.39	7.11%	1.83%	1.88%	0.78%	0.73%	28%	$1,605
2019	$14.01	0.19	0.09	0.28	(0.20)	(0.67)	(0.87)	$13.42	2.94%	1.83%	1.89%	1.41%	1.35%	23%	$2,015
2018	$13.30	0.12	0.92	1.04	(0.14)	(0.19)	(0.33)	$14.01	7.91%	1.84%	1.88%	0.89%	0.85%	17%	$2,114
2017	$12.42	0.05	1.15	1.20	(0.02)	(0.30)	(0.32)	$13.30	9.87%	1.20%	1.20%	0.39%	0.39%	17%	$3,924
2016	$13.08	0.10	(0.09)(5)	0.01	(0.09)	(0.58)	(0.67)	$12.42	0.29%	1.20%	1.20%	0.86%	0.86%	8%	$3,529

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2021(3)	$13.43	0.10	1.48	1.58	(0.06)	(0.77)	(0.83)	$14.18	11.78%	1.33%(4)	1.38%(4)	1.35%(4)	1.30%(4)	14%	$239,970
2020	$13.46	0.16	0.84	1.00	(0.13)	(0.90)	(1.03)	$13.43	7.65%	1.33%	1.38%	1.28%	1.23%	28%	$207,548
2019	$14.05	0.25	0.10	0.35	(0.27)	(0.67)	(0.94)	$13.46	3.47%	1.33%	1.39%	1.91%	1.85%	23%	$188,023
2018	$13.31	0.19	0.92	1.11	(0.18)	(0.19)	(0.37)	$14.05	8.46%	1.34%	1.38%	1.39%	1.35%	17%	$174,883
2017	$12.44	0.11	1.14	1.25	(0.08)	(0.30)	(0.38)	$13.31	10.33%	0.70%	0.70%	0.89%	0.89%	17%	$154,192
2016	$13.10	0.17	(0.09)(5)	0.08	(0.16)	(0.58)	(0.74)	$12.44	0.82%	0.70%	0.70%	1.36%	1.36%	8%	$128,486
R6 Class
2021(3)	$12.03	0.14	1.33	1.47	(0.19)	(0.77)	(0.96)	$12.54	12.22%	0.48%(4)	0.58%(4)	2.20%(4)	2.10%(4)	14%	$454,717
2020	$12.18	0.24	0.77	1.01	(0.26)	(0.90)	(1.16)	$12.03	8.54%	0.48%	0.60%	2.13%	2.01%	28%	$395,998
2019	$12.83	0.33	0.06	0.39	(0.37)	(0.67)	(1.04)	$12.18	4.35%	0.48%	0.61%	2.76%	2.63%	23%	$381,349
2018(7)	$12.31	0.24	0.47	0.71	(0.18)	(0.01)	(0.19)	$12.83	5.78%	0.48%(4)	0.60%(4)	2.44%(4)	2.32%(4)	17%(8)	$327,587

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended January 31, 2021 (unaudited).
(4)Annualized.
(5)Per-share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.
(6)Ratio was less than 0.005%.
(7)October 23, 2017 (commencement of sale) through July 31, 2018.
(8)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2018.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2045 Portfolio
Investor Class
2021(3)	$16.86	0.16	2.08	2.24	(0.14)	(0.99)	(1.13)	$17.97	13.29%	0.86%(4)	0.91%(4)	1.78%(4)	1.73%(4)	12%	$507,818
2020	$16.93	0.28	1.14	1.42	(0.23)	(1.26)	(1.49)	$16.86	8.59%	0.86%	0.91%	1.69%	1.64%	30%	$505,365
2019	$17.75	0.39	0.07	0.46	(0.38)	(0.90)	(1.28)	$16.93	3.78%	0.86%	0.91%	2.36%	2.31%	21%	$565,928
2018	$16.72	0.31	1.29	1.60	(0.30)	(0.27)	(0.57)	$17.75	9.79%	0.87%	0.91%	1.86%	1.82%	16%	$681,532
2017	$15.53	0.21	1.59	1.80	(0.18)	(0.43)	(0.61)	$16.72	12.00%	0.20%	0.20%	1.36%	1.36%	16%	$680,546
2016	$16.57	0.29	(0.15)(5)	0.14	(0.28)	(0.90)	(1.18)	$15.53	1.19%	0.20%	0.20%	1.88%	1.88%	7%	$666,583
I Class
2021(3)	$16.90	0.18	2.08	2.26	(0.18)	(0.99)	(1.17)	$17.99	13.44%	0.66%(4)	0.71%(4)	1.98%(4)	1.93%(4)	12%	$373,191
2020	$16.96	0.31	1.16	1.47	(0.27)	(1.26)	(1.53)	$16.90	8.80%	0.66%	0.72%	1.89%	1.83%	30%	$350,086
2019	$17.78	0.43	0.06	0.49	(0.41)	(0.90)	(1.31)	$16.96	3.99%	0.66%	0.72%	2.56%	2.50%	21%	$400,165
2018	$16.75	0.37	1.27	1.64	(0.34)	(0.27)	(0.61)	$17.78	9.99%	0.67%	0.72%	2.06%	2.01%	16%	$504,900
2017	$15.56	0.25	1.59	1.84	(0.22)	(0.43)	(0.65)	$16.75	12.21%	0.00%(6)	0.00%(6)	1.56%	1.56%	16%	$623,736
2016	$16.60	0.31	(0.14)(5)	0.17	(0.31)	(0.90)	(1.21)	$15.56	1.40%	0.00%(6)	0.00%(6)	2.08%	2.08%	7%	$563,161

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2021(3)	$16.83	0.13	2.09	2.22	(0.10)	(0.99)	(1.09)	$17.96	13.15%	1.11%(4)	1.16%(4)	1.53%(4)	1.48%(4)	12%	$165,247
2020	$16.90	0.23	1.14	1.37	(0.18)	(1.26)	(1.44)	$16.83	8.31%	1.11%	1.16%	1.44%	1.39%	30%	$159,638
2019	$17.72	0.35	0.07	0.42	(0.34)	(0.90)	(1.24)	$16.90	3.51%	1.11%	1.16%	2.11%	2.06%	21%	$199,985
2018	$16.69	0.27	1.29	1.56	(0.26)	(0.27)	(0.53)	$17.72	9.53%	1.12%	1.16%	1.61%	1.57%	16%	$277,088
2017	$15.51	0.18	1.57	1.75	(0.14)	(0.43)	(0.57)	$16.69	11.67%	0.45%	0.45%	1.11%	1.11%	16%	$304,749
2016	$16.54	0.25	(0.14)(5)	0.11	(0.24)	(0.90)	(1.14)	$15.51	0.98%	0.45%	0.45%	1.63%	1.63%	7%	$288,989
C Class
2021(3)	$16.76	0.07	2.07	2.14	—	(0.99)	(0.99)	$17.91	12.74%	1.86%(4)	1.91%(4)	0.78%(4)	0.73%(4)	12%	$2,311
2020	$16.83	0.12	1.12	1.24	(0.05)	(1.26)	(1.31)	$16.76	7.49%	1.86%	1.91%	0.69%	0.64%	30%	$2,100
2019	$17.64	0.23	0.08	0.31	(0.22)	(0.90)	(1.12)	$16.83	2.77%	1.86%	1.91%	1.36%	1.31%	21%	$2,531
2018	$16.66	0.14	1.29	1.43	(0.18)	(0.27)	(0.45)	$17.64	8.71%	1.87%	1.91%	0.86%	0.82%	16%	$2,834
2017	$15.48	0.06	1.58	1.64	(0.03)	(0.43)	(0.46)	$16.66	10.84%	1.20%	1.20%	0.36%	0.36%	16%	$3,312
2016	$16.51	0.14	(0.15)(5)	(0.01)	(0.12)	(0.90)	(1.02)	$15.48	0.19%	1.20%	1.20%	0.88%	0.88%	7%	$2,944

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2021(3)	$16.83	0.12	2.07	2.19	(0.05)	(0.99)	(1.04)	$17.98	13.05%	1.36%(4)	1.41%(4)	1.28%(4)	1.23%(4)	12%	$233,602
2020	$16.89	0.19	1.15	1.34	(0.14)	(1.26)	(1.40)	$16.83	8.03%	1.36%	1.41%	1.19%	1.14%	30%	$197,275
2019	$17.70	0.30	0.09	0.39	(0.30)	(0.90)	(1.20)	$16.89	3.30%	1.36%	1.41%	1.86%	1.81%	21%	$176,355
2018	$16.68	0.22	1.29	1.51	(0.22)	(0.27)	(0.49)	$17.70	9.19%	1.37%	1.41%	1.36%	1.32%	16%	$164,049
2017	$15.49	0.14	1.59	1.73	(0.11)	(0.43)	(0.54)	$16.68	11.46%	0.70%	0.70%	0.86%	0.86%	16%	$146,963
2016	$16.53	0.21	(0.15)(5)	0.06	(0.20)	(0.90)	(1.10)	$15.49	0.66%	0.70%	0.70%	1.38%	1.38%	7%	$136,567
R6 Class
2021(3)	$11.50	0.13	1.42	1.55	(0.21)	(0.99)	(1.20)	$11.85	13.46%	0.51%(4)	0.60%(4)	2.13%(4)	2.04%(4)	12%	$446,820
2020	$12.01	0.22	0.82	1.04	(0.29)	(1.26)	(1.55)	$11.50	9.01%	0.51%	0.61%	2.04%	1.94%	30%	$374,167
2019	$13.03	0.31	0.01	0.32	(0.44)	(0.90)	(1.34)	$12.01	4.13%	0.51%	0.62%	2.71%	2.60%	21%	$327,799
2018(7)	$12.48	0.23	0.55	0.78	(0.23)	—(8)	(0.23)	$13.03	6.29%	0.51%(4)	0.61%(4)	2.35%(4)	2.25%(4)	16%(9)	$269,683

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended January 31, 2021 (unaudited).
(4)Annualized.
(5)Per-share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.
(6)Ratio was less than 0.005%.
(7)October 23, 2017 (commencement of sale) through July 31, 2018.
(8)Per-share amount was less than $0.005.
(9)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2018.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2050 Portfolio
Investor Class
2021(3)	$13.90	0.13	1.88	2.01	(0.13)	(0.85)	(0.98)	$14.93	14.45%	0.88%(4)	0.93%(4)	1.73%(4)	1.68%(4)	10%	$260,084
2020	$13.87	0.23	0.98	1.21	(0.20)	(0.98)	(1.18)	$13.90	8.91%	0.88%	0.93%	1.66%	1.61%	34%	$259,196
2019	$14.51	0.30	0.06	0.36	(0.31)	(0.69)	(1.00)	$13.87	3.66%	0.88%	0.94%	2.26%	2.20%	27%	$312,038
2018	$13.55	0.25	1.14	1.39	(0.26)	(0.17)	(0.43)	$14.51	10.42%	0.89%	0.94%	1.81%	1.76%	21%	$345,283
2017	$12.49	0.16	1.38	1.54	(0.14)	(0.34)	(0.48)	$13.55	12.69%	0.20%	0.20%	1.32%	1.32%	19%	$352,863
2016	$13.20	0.22	(0.12)(5)	0.10	(0.22)	(0.59)	(0.81)	$12.49	1.09%	0.20%	0.20%	1.85%	1.85%	7%	$332,786
I Class
2021(3)	$13.93	0.14	1.89	2.03	(0.16)	(0.85)	(1.01)	$14.95	14.58%	0.68%(4)	0.73%(4)	1.93%(4)	1.88%(4)	10%	$273,180
2020	$13.90	0.26	0.98	1.24	(0.23)	(0.98)	(1.21)	$13.93	9.13%	0.68%	0.74%	1.86%	1.80%	34%	$257,140
2019	$14.53	0.34	0.05	0.39	(0.33)	(0.69)	(1.02)	$13.90	3.94%	0.68%	0.74%	2.46%	2.40%	27%	$287,434
2018	$13.57	0.29	1.13	1.42	(0.29)	(0.17)	(0.46)	$14.53	10.62%	0.69%	0.74%	2.01%	1.96%	21%	$378,253
2017	$12.51	0.20	1.36	1.56	(0.16)	(0.34)	(0.50)	$13.57	12.89%	0.00%(6)	0.00%(6)	1.52%	1.52%	19%	$411,319
2016	$13.22	0.24	(0.12)(5)	0.12	(0.24)	(0.59)	(0.83)	$12.51	1.30%	0.00%(6)	0.00%(6)	2.05%	2.05%	7%	$365,225

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2021(3)	$13.88	0.11	1.88	1.99	(0.09)	(0.85)	(0.94)	$14.93	14.33%	1.13%(4)	1.18%(4)	1.48%(4)	1.43%(4)	10%	$108,649
2020	$13.85	0.18	0.99	1.17	(0.16)	(0.98)	(1.14)	$13.88	8.64%	1.13%	1.18%	1.41%	1.36%	34%	$103,188
2019	$14.48	0.28	0.06	0.34	(0.28)	(0.69)	(0.97)	$13.85	3.47%	1.13%	1.19%	2.01%	1.95%	27%	$129,680
2018	$13.53	0.21	1.13	1.34	(0.22)	(0.17)	(0.39)	$14.48	10.08%	1.14%	1.19%	1.56%	1.51%	21%	$173,017
2017	$12.47	0.14	1.36	1.50	(0.10)	(0.34)	(0.44)	$13.53	12.42%	0.45%	0.45%	1.07%	1.07%	19%	$186,777
2016	$13.18	0.20	(0.13)(5)	0.07	(0.19)	(0.59)	(0.78)	$12.47	0.83%	0.45%	0.45%	1.60%	1.60%	7%	$157,110
C Class
2021(3)	$13.83	0.06	1.86	1.92	—	(0.85)	(0.85)	$14.90	13.88%	1.88%(4)	1.93%(4)	0.73%(4)	0.68%(4)	10%	$1,503
2020	$13.80	0.08	0.98	1.06	(0.05)	(0.98)	(1.03)	$13.83	7.82%	1.88%	1.93%	0.66%	0.61%	34%	$1,400
2019	$14.43	0.17	0.07	0.24	(0.18)	(0.69)	(0.87)	$13.80	2.67%	1.88%	1.94%	1.26%	1.20%	27%	$1,503
2018	$13.51	0.12	1.12	1.24	(0.15)	(0.17)	(0.32)	$14.43	9.32%	1.89%	1.94%	0.81%	0.76%	21%	$1,556
2017	$12.45	0.05	1.36	1.41	(0.01)	(0.34)	(0.35)	$13.51	11.58%	1.20%	1.20%	0.32%	0.32%	19%	$1,849
2016	$13.15	0.11	(0.13)(5)	(0.02)	(0.09)	(0.59)	(0.68)	$12.45	0.11%	1.20%	1.20%	0.85%	0.85%	7%	$1,939

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2021(3)	$13.87	0.09	1.88	1.97	(0.05)	(0.85)	(0.90)	$14.94	14.19%	1.38%(4)	1.43%(4)	1.23%(4)	1.18%(4)	10%	$176,498
2020	$13.84	0.14	0.99	1.13	(0.12)	(0.98)	(1.10)	$13.87	8.36%	1.38%	1.43%	1.16%	1.11%	34%	$145,300
2019	$14.47	0.23	0.07	0.30	(0.24)	(0.69)	(0.93)	$13.84	3.20%	1.38%	1.44%	1.76%	1.70%	27%	$123,006
2018	$13.51	0.18	1.14	1.32	(0.19)	(0.17)	(0.36)	$14.47	9.89%	1.39%	1.44%	1.31%	1.26%	21%	$105,595
2017	$12.46	0.10	1.36	1.46	(0.07)	(0.34)	(0.41)	$13.51	12.06%	0.70%	0.70%	0.82%	0.82%	19%	$90,705
2016	$13.16	0.17	(0.13)(5)	0.04	(0.15)	(0.59)	(0.74)	$12.46	0.64%	0.70%	0.70%	1.35%	1.35%	7%	$71,705
R6 Class
2021(3)	$12.43	0.14	1.68	1.82	(0.18)	(0.85)	(1.03)	$13.22	14.68%	0.53%(4)	0.61%(4)	2.08%(4)	2.00%(4)	10%	$348,237
2020	$12.53	0.23	0.90	1.13	(0.25)	(0.98)	(1.23)	$12.43	9.27%	0.53%	0.63%	2.01%	1.91%	34%	$302,601
2019	$13.22	0.32	0.03	0.35	(0.35)	(0.69)	(1.04)	$12.53	4.06%	0.53%	0.64%	2.61%	2.50%	27%	$272,649
2018(7)	$12.59	0.23	0.59	0.82	(0.19)	—(8)	(0.19)	$13.22	6.61%	0.53%(4)	0.63%(4)	2.28%(4)	2.18%(4)	21%(9)	$221,191

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended January 31, 2021 (unaudited).
(4)Annualized.
(5)Per-share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.
(6)Ratio was less than 0.005%.
(7)October 23, 2017 (commencement of sale) through July 31, 2018.
(8)Per-share amount was less than $0.005.
(9)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2018.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2055 Portfolio
Investor Class
2021(3)	$15.21	0.14	2.14	2.28	(0.14)	(0.73)	(0.87)	$16.62	14.96%	0.88%(4)	0.94%(4)	1.71%(4)	1.65%(4)	10%	$150,841
2020	$15.02	0.25	1.08	1.33	(0.21)	(0.93)	(1.14)	$15.21	9.03%	0.88%	0.94%	1.61%	1.55%	40%	$148,797
2019	$15.55	0.33	0.06	0.39	(0.32)	(0.60)	(0.92)	$15.02	3.51%	0.88%	0.95%	2.24%	2.17%	27%	$161,378
2018	$14.44	0.26	1.26	1.52	(0.26)	(0.15)	(0.41)	$15.55	10.61%	0.89%	0.95%	1.79%	1.73%	18%	$178,525
2017	$13.18	0.17	1.52	1.69	(0.15)	(0.28)	(0.43)	$14.44	13.16%	0.21%	0.21%	1.28%	1.28%	11%	$147,753
2016	$13.72	0.22	(0.11)(5)	0.11	(0.22)	(0.43)	(0.65)	$13.18	1.02%	0.20%	0.20%	1.78%	1.78%	6%	$106,441
I Class
2021(3)	$15.22	0.15	2.15	2.30	(0.17)	(0.73)	(0.90)	$16.62	15.12%	0.68%(4)	0.74%(4)	1.91%(4)	1.85%(4)	10%	$213,520
2020	$15.03	0.26	1.10	1.36	(0.24)	(0.93)	(1.17)	$15.22	9.25%	0.68%	0.75%	1.81%	1.74%	40%	$200,296
2019	$15.56	0.37	0.05	0.42	(0.35)	(0.60)	(0.95)	$15.03	3.73%	0.68%	0.75%	2.44%	2.37%	27%	$201,236
2018	$14.45	0.31	1.24	1.55	(0.29)	(0.15)	(0.44)	$15.56	10.83%	0.69%	0.75%	1.99%	1.93%	18%	$226,831
2017	$13.19	0.20	1.52	1.72	(0.18)	(0.28)	(0.46)	$14.45	13.38%	0.01%	0.01%	1.48%	1.48%	11%	$231,569
2016	$13.73	0.25	(0.12)(5)	0.13	(0.24)	(0.43)	(0.67)	$13.19	1.23%	0.00%(6)	0.00%(6)	0.98%	0.98%	6%	$162,255

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2021(3)	$15.17	0.12	2.14	2.26	(0.09)	(0.73)	(0.82)	$16.61	14.91%	1.13%(4)	1.19%(4)	1.46%(4)	1.40%(4)	10%	$74,181
2020	$14.99	0.19	1.09	1.28	(0.17)	(0.93)	(1.10)	$15.17	8.69%	1.13%	1.19%	1.36%	1.30%	40%	$69,721
2019	$15.52	0.28	0.07	0.35	(0.28)	(0.60)	(0.88)	$14.99	3.25%	1.13%	1.20%	1.99%	1.92%	27%	$79,664
2018	$14.41	0.23	1.25	1.48	(0.22)	(0.15)	(0.37)	$15.52	10.36%	1.14%	1.20%	1.54%	1.48%	18%	$93,154
2017	$13.15	0.14	1.52	1.66	(0.12)	(0.28)	(0.40)	$14.41	12.90%	0.46%	0.46%	1.03%	1.03%	11%	$85,489
2016	$13.69	0.20	(0.13)(5)	0.07	(0.18)	(0.43)	(0.61)	$13.15	0.76%	0.45%	0.45%	1.53%	1.53%	6%	$65,954
C Class
2021(3)	$15.06	0.06	2.11	2.17	—	(0.73)	(0.73)	$16.50	14.48%	1.88%(4)	1.94%(4)	0.71%(4)	0.65%(4)	10%	$1,121
2020	$14.87	0.09	1.08	1.17	(0.05)	(0.93)	(0.98)	$15.06	7.90%	1.88%	1.94%	0.61%	0.55%	40%	$961
2019	$15.40	0.19	0.06	0.25	(0.18)	(0.60)	(0.78)	$14.87	2.47%	1.88%	1.95%	1.24%	1.17%	27%	$881
2018	$14.36	0.10	1.26	1.36	(0.17)	(0.15)	(0.32)	$15.40	9.51%	1.89%	1.95%	0.79%	0.73%	18%	$845
2017	$13.11	0.04	1.50	1.54	(0.01)	(0.28)	(0.29)	$14.36	12.00%	1.21%	1.21%	0.28%	0.28%	11%	$794
2016	$13.64	0.11	(0.13)(5)	(0.02)	(0.08)	(0.43)	(0.51)	$13.11	0.06%	1.20%	1.20%	0.78%	0.78%	6%	$636

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2021(3)	$15.17	0.10	2.13	2.23	(0.05)	(0.73)	(0.78)	$16.62	14.68%	1.38%(4)	1.44%(4)	1.21%(4)	1.15%(4)	10%	$117,209
2020	$14.98	0.15	1.10	1.25	(0.13)	(0.93)	(1.06)	$15.17	8.48%	1.38%	1.44%	1.11%	1.05%	40%	$93,577
2019	$15.51	0.25	0.07	0.32	(0.25)	(0.60)	(0.85)	$14.98	2.99%	1.38%	1.45%	1.74%	1.67%	27%	$76,052
2018	$14.40	0.19	1.25	1.44	(0.18)	(0.15)	(0.33)	$15.51	10.08%	1.39%	1.45%	1.29%	1.23%	18%	$65,673
2017	$13.15	0.11	1.50	1.61	(0.08)	(0.28)	(0.36)	$14.40	12.53%	0.71%	0.71%	0.78%	0.78%	11%	$51,832
2016	$13.69	0.17	(0.13)(5)	0.04	(0.15)	(0.43)	(0.58)	$13.15	0.51%	0.70%	0.70%	1.28%	1.28%	6%	$35,414
R6 Class
2021(3)	$12.89	0.14	1.83	1.97	(0.20)	(0.73)	(0.93)	$13.93	15.26%	0.53%(4)	0.62%(4)	2.06%(4)	1.97%(4)	10%	$231,407
2020	$12.91	0.23	0.94	1.17	(0.26)	(0.93)	(1.19)	$12.89	9.34%	0.53%	0.64%	1.96%	1.85%	40%	$193,435
2019	$13.52	0.32	0.04	0.36	(0.37)	(0.60)	(0.97)	$12.91	3.88%	0.53%	0.65%	2.59%	2.47%	27%	$160,881
2018(7)	$12.87	0.23	0.63	0.86	(0.21)	—	(0.21)	$13.52	6.70%	0.53%(4)	0.64%(4)	2.22%(4)	2.11%(4)	18%(8)	$120,777

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended January 31, 2021 (unaudited).
(4)Annualized.
(5)Per-share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.
(6)Ratio was less than 0.005%.
(7)October 23, 2017 (commencement of sale) through July 31, 2018.
(8)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2018.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2060 Portfolio
Investor Class
2021(3)	$13.46	0.13	1.94	2.07	(0.13)	(0.37)	(0.50)	$15.03	15.38%	0.88%(4)	0.95%(4)	1.76%(4)	1.69%(4)	6%	$45,893
2020	$13.06	0.21	0.95	1.16	(0.19)	(0.57)	(0.76)	$13.46	8.94%	0.88%	0.95%	1.53%	1.46%	34%	$38,347
2019	$13.25	0.25	0.11	0.36	(0.27)	(0.28)	(0.55)	$13.06	3.50%	0.88%	0.95%	2.07%	2.00%	21%	$37,219
2018	$12.21	0.21	1.10	1.31	(0.21)	(0.06)	(0.27)	$13.25	10.84%	0.88%	0.94%	1.66%	1.60%	12%	$22,306
2017	$10.89	0.14	1.29	1.43	(0.10)	(0.01)	(0.11)	$12.21	13.26%	0.21%	0.21%	1.14%	1.14%	21%	$11,534
2016(5)	$10.00	0.10	0.91	1.01	(0.12)	—	(0.12)	$10.89	10.12%	0.20%(4)	0.20%(4)	0.88%(4)	0.88%(4)	13%	$1,305
I Class
2021(3)	$13.47	0.14	1.95	2.09	(0.16)	(0.37)	(0.53)	$15.03	15.53%	0.68%(4)	0.75%(4)	1.96%(4)	1.89%(4)	6%	$62,077
2020	$13.08	0.22	0.95	1.17	(0.21)	(0.57)	(0.78)	$13.47	9.07%	0.68%	0.75%	1.73%	1.66%	34%	$55,590
2019	$13.27	0.29	0.10	0.39	(0.30)	(0.28)	(0.58)	$13.08	3.70%	0.68%	0.75%	2.27%	2.20%	21%	$40,025
2018	$12.23	0.24	1.10	1.34	(0.24)	(0.06)	(0.30)	$13.27	11.05%	0.68%	0.74%	1.86%	1.80%	12%	$31,041
2017	$10.90	0.16	1.31	1.47	(0.13)	(0.01)	(0.14)	$12.23	13.57%	0.01%	0.01%	1.34%	1.34%	21%	$18,390
2016(5)	$10.00	0.08	0.94	1.02	(0.12)	—	(0.12)	$10.90	10.27%	0.00%(4)(6)	0.00%(4)(6)	1.08%(4)	1.08%(4)	13%	$2,443

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2021(3)	$13.43	0.13	1.92	2.05	(0.09)	(0.37)	(0.46)	$15.02	15.27%	1.13%(4)	1.20%(4)	1.51%(4)	1.44%(4)	6%	$20,603
2020	$13.04	0.16	0.95	1.11	(0.15)	(0.57)	(0.72)	$13.43	8.59%	1.13%	1.20%	1.28%	1.21%	34%	$10,488
2019	$13.23	0.23	0.10	0.33	(0.24)	(0.28)	(0.52)	$13.04	3.24%	1.13%	1.20%	1.82%	1.75%	21%	$8,425
2018	$12.19	0.18	1.10	1.28	(0.18)	(0.06)	(0.24)	$13.23	10.58%	1.13%	1.19%	1.41%	1.35%	12%	$6,734
2017	$10.87	0.09	1.32	1.41	(0.08)	(0.01)	(0.09)	$12.19	13.00%	0.46%	0.46%	0.89%	0.89%	21%	$4,009
2016(5)	$10.00	0.02	0.96	0.98	(0.11)	—	(0.11)	$10.87	9.84%	0.45%(4)	0.45%(4)	0.63%(4)	0.63%(4)	13%	$2,143
C Class
2021(3)	$13.31	0.05	1.92	1.97	—	(0.37)	(0.37)	$14.91	14.80%	1.88%(4)	1.95%(4)	0.76%(4)	0.69%(4)	6%	$253
2020	$12.92	0.07	0.93	1.00	(0.04)	(0.57)	(0.61)	$13.31	7.83%	1.88%	1.95%	0.53%	0.46%	34%	$213
2019	$13.11	0.15	0.10	0.25	(0.16)	(0.28)	(0.44)	$12.92	2.47%	1.88%	1.95%	1.07%	1.00%	21%	$185
2018	$12.13	0.04	1.14	1.18	(0.14)	(0.06)	(0.20)	$13.11	9.80%	1.88%	1.94%	0.66%	0.60%	12%	$186
2017	$10.83	0.04	1.27	1.31	—	(0.01)	(0.01)	$12.13	12.08%	1.21%	1.21%	0.14%	0.14%	21%	$68
2016(5)	$10.00	0.09	0.83	0.92	(0.09)	—	(0.09)	$10.83	9.23%	1.20%(4)	1.20%(4)	(0.12)%(4)	(0.12)%(4)	13%	$28

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2021(3)	$13.41	0.09	1.93	2.02	(0.05)	(0.37)	(0.42)	$15.01	15.08%	1.38%(4)	1.45%(4)	1.26%(4)	1.19%(4)	6%	$47,258
2020	$13.02	0.12	0.96	1.08	(0.12)	(0.57)	(0.69)	$13.41	8.32%	1.38%	1.45%	1.03%	0.96%	34%	$34,558
2019	$13.21	0.19	0.11	0.30	(0.21)	(0.28)	(0.49)	$13.02	2.98%	1.38%	1.45%	1.57%	1.50%	21%	$20,542
2018	$12.17	0.14	1.11	1.25	(0.15)	(0.06)	(0.21)	$13.21	10.38%	1.38%	1.44%	1.16%	1.10%	12%	$10,366
2017	$10.86	0.08	1.29	1.37	(0.05)	(0.01)	(0.06)	$12.17	12.64%	0.71%	0.71%	0.64%	0.64%	21%	$3,743
2016(5)	$10.00	0.04	0.92	0.96	(0.10)	—	(0.10)	$10.86	9.67%	0.70%(4)	0.70%(4)	0.38%(4)	0.38%(4)	13%	$605
R6 Class
2021(3)	$13.52	0.15	1.95	2.10	(0.18)	(0.37)	(0.55)	$15.07	15.57%	0.53%(4)	0.62%(4)	2.11%(4)	2.02%(4)	6%	$79,743
2020	$13.12	0.23	0.97	1.20	(0.23)	(0.57)	(0.80)	$13.52	9.29%	0.53%	0.64%	1.88%	1.77%	34%	$60,786
2019	$13.31	0.31	0.09	0.40	(0.31)	(0.28)	(0.59)	$13.12	3.85%	0.53%	0.65%	2.42%	2.30%	21%	$37,601
2018(7)	$12.63	0.21	0.65	0.86	(0.18)	—	(0.18)	$13.31	6.83%	0.53%(4)	0.64%(4)	2.11%(4)	2.00%(4)	12%(8)	$20,862

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended January 31, 2021 (unaudited).
(4)Annualized.
(5)September 30, 2015 (fund inception) through July 31, 2016.
(6)Ratio was less than 0.005%.
(7)October 23, 2017 (commencement of sale) through July 31, 2018.
(8)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2018.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Period Indicated
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2065 Portfolio
Investor Class
2021(3)	$10.00	0.14	1.45	1.59	(0.10)	$11.49	15.90%	0.88%(4)	0.94%(4)	3.03%(4)	2.97%(4)	19%	$1,143
I Class
2021(3)	$10.00	0.10	1.50	1.60	(0.11)	$11.49	15.96%	0.68%(4)	0.75%(4)	3.23%(4)	3.16%(4)	19%	$31
A Class
2021(3)	$10.00	0.11	1.47	1.58	(0.09)	$11.49	15.82%	1.13%(4)	1.19%(4)	2.78%(4)	2.72%(4)	19%	$54
C Class
2021(3)	$10.00	0.05	1.50	1.55	(0.07)	$11.48	15.48%	1.88%(4)	1.94%(4)	2.03%(4)	1.97%(4)	19%	$29
R Class
2021(3)	$10.00	0.08	1.49	1.57	(0.08)	$11.49	15.74%	1.38%(4)	1.44%(4)	2.53%(4)	2.47%(4)	19%	$260
R6 Class
2021(3)	$10.00	0.11	1.50	1.61	(0.11)	$11.50	16.11%	0.53%(4)	0.61%(4)	3.38%(4)	3.30%(4)	19%	$208

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)September 23, 2020 (fund inception) through January 31, 2021 (unaudited).
(4)Annualized.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on September 2, 2020, the Funds’ Board of Directors (the “Board) unanimously approved the renewal of the management agreement dated July 31, 2017, pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for each of the Funds (including the addition to the management agreement of the One Choice 2065 Portfolio). Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors (the “Directors”), including a majority of the independent Directors each year.

Under the management agreement, the Advisor is paid a management fee by each Fund. Separately, the Advisor has agreed to waive all management fees associated with the Funds’ investments in the underlying American Century Investments funds in which each Fund invests (the "Underlying Funds"). Each year the Board of Directors approves a management fee for each Fund based on the portfolio managers’ estimate of the most conservative (i.e., least expensive) allocation of the Fund’s net assets to the Underlying Funds for the coming year. In approving the management agreement, the Board considered the Advisor’s representation that the management fees will be less than or equal to what the Funds would have otherwise paid to the Underlying Funds.

Prior to its consideration of the renewal of the Funds' management agreement, the Directors requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Funds and the services provided to the Funds by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the extensive information that the Board and its committees receive and consider throughout the year.

In connection with its consideration of the renewal of the Funds' management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided by the Advisor to each Fund;
•the wide range of other programs and services provided and to be provided to each Fund and its shareholders on a routine and non-routine basis;
•the investment performance of each Fund, including data comparing each Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;
•the cost of owning each Fund compared to the cost of owning similar funds;
•the compliance policies, procedures, and regulatory experience of the Advisor and the Funds’ service providers;
•financial data showing the cost of services provided to each Fund and the overall profitability of the Advisor;
•strategic plans of the Advisor;
•the business continuity plans of the Advisor and specifically its response to the COVID-19 pandemic;
•any economies of scale associated with the Advisor’s management of the Funds and other accounts;
•services provided and charges to the Advisor's other investment management clients;
•acquired fund fees and expenses (including those waived by the Advisor);
•payments and practices in connection with financial intermediaries holding shares of the Funds and the services provided by intermediaries in connection therewith; and
•any collateral benefits derived by the Advisor from the management of the Funds.

The Directors held an in-person meeting to review and discuss the information provided. The independent Directors also reviewed responses to information requests provided by the Directors to the Advisor and held active discussions with the Advisor regarding the approval of the management agreement. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel in connection with the approvals. They determined that the information was sufficient for them to evaluate each Fund’s management agreement. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services – Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of each Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including without limitation the following:

•constructing and designing each Fund
•portfolio research and security selection
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of each Fund’s portfolio
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Directors’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by each Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Funds is quite complex and allows fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes and liquidity. In evaluating investment performance, the Board expects the Advisor to manage each Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for each Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review investment performance information during the management agreement renewal process. If performance concerns are identified with respect to a fund, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The performance for One Choice 2025 Portfolio, One Choice 2030 Portfolio, One

Choice 2035 Portfolio, One Choice 2040 Portfolio, One Choice 2045 Portfolio and One Choice 2050 Portfolio was above each Fund's respective benchmark for the one-, three-, five- and ten-year periods reviewed by the Board. The performance for One Choice In Retirement Portfolio was above its benchmark for the three-, five- and ten-year periods and below its benchmark for the one-year period reviewed by the Board. The performance for One Choice 2055 Portfolio was above its benchmark for the one-, three- and five-year periods reviewed by the Board. The performance for One Choice 2060 Portfolio was above its benchmark for the one- and three-year periods reviewed by the Board. The Board, directly and through its Fund Performance Review Committee, regularly reviews the investment management services of the Advisor. Taking all of these factors into consideration, the Board found the investment management services provided by the Advisor to each Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Funds with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to each Fund under the management agreement to be competitive and of high quality.

COVID-19 Response. During 2020, much of the world experienced unprecedented change and challenges from the impacts of the rapidly evolving, worldwide spread of the COVID-19 virus. The Board evaluated the Advisor’s response to the COVID-19 pandemic and its impact on service to the Fund. The Board found that Fund shareholders have continued to receive the Advisor’s investment management and other services without disruption, and Advisor personnel have demonstrated great resiliency in providing those services. The Board, directly and through its Audit Committee, continues to monitor the impact of the pandemic and the response of each of the Fund’s service providers.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Funds, its profitability in managing each Fund (pre- and post-distribution), its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the Funds’ management agreement, and the reasonableness of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Funds.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of each Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreement provides that each Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, fees and expenses of the

Fund’s independent Directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. In those instances where the fee level exceeds that of industry peers, the Board discussed with the Adviser the factors that impacted the level of the Fund’s fee in relation to its peers. The unified fee charged to One Choice In Retirement Portfolio under the agreement was above the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group. The Board and the Advisor agreed to a temporary reduction of the Fund's annual unified management fee of 0.03% for Investor, A, C and R Classes, 0.05% for I Class and 0.10% for R6 Class (e.g., the Investor Class unified fee will be reduced from 0.77% to 0.74%) for at least one year, beginning December 1, 2020. The unified fee charged to One Choice 2025 Portfolio under the agreement was above the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group. The Board and the Advisor agreed to a temporary reduction of the Fund's annual unified management fee of 0.03% for Investor, A, C and R Classes, 0.04% for I Class and 0.09% for R6 Class (e.g., the Investor Class unified fee will be reduced from 0.79% to 0.76%) for at least one year, beginning December 1, 2020. The unified fee charged to One Choice 2030 Portfolio under the agreement was above the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group. The Board and the Advisor agreed to a temporary reduction of the Fund's annual unified management fee of 0.04% for Investor, A, C and R Classes, 0.05% for I Class and 0.09% for R6 Class (e.g., the Investor Class unified fee will be reduced from 0.82% to 0.78%) for at least one year, beginning December 1, 2020. The unified fee charged to One Choice 2035 Portfolio under the agreement was above the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group. The Board and the Advisor agreed to a temporary reduction of the Fund's annual unified management fee of 0.04% for Investor, A, C and R Classes, 0.05% for I Class and 0.09% for R6 Class (e.g., the Investor Class unified fee will be reduced from 0.85% to 0.81%) for at least one year, beginning December 1, 2020. The unified fee charged to One Choice 2040 Portfolio under the agreement was above the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group. The Board and the Advisor agreed to a temporary reduction of the Fund's annual unified management fee of 0.05% for Investor, I, A, C and R Classes, and 0.09% for R6 Class (e.g., the Investor Class unified fee will be reduced from 0.88% to 0.83%) for at least one year, beginning December 1, 2020. The unified fee charged to One Choice 2045 Portfolio under the agreement was above the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group. The Board and the Advisor agreed to a temporary reduction of the Fund's annual unified management fee of 0.04% for Investor, I, A, C and R Classes and 0.08% for R6 Class (e.g., the Investor Class unified fee will be reduced from 0.90% to 0.86%) for at least one year, beginning December 1, 2020. The unified fee charged to One Choice 2050 Portfolio under the agreement was above the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group. The Board and the Advisor agreed to a temporary reduction of the Fund's annual unified management fee of 0.04% for Investor, I, A, C and R Classes and 0.07% for R6 Class (e.g., the Investor Class unified fee will be reduced from 0.92% to 0.88%) for at least one year, beginning December 1, 2020. The unified fee charged to One Choice 2055 Portfolio under the agreement was above the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group. The Board and the Advisor agreed to a temporary reduction of the Fund's annual unified management fee of 0.05% for Investor, I, A, C and R Classes and 0.07% for R6 Class (e.g., the Investor Class unified fee will be reduced from 0.93% to 0.88%) for at least one year, beginning December 1, 2020. The unified fee charged to One Choice 2060 Portfolio under the agreement was above the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group. The Board and the Advisor agreed to a temporary reduction of the Fund's annual unified management fee of 0.06% for Investor, I, A, C and R Classes and 0.08% for R6 Class (e.g., the Investor Class unified fee will be reduced from 0.94% to 0.88%) for at least one year, beginning December 1, 2020. The Board concluded that the management fee paid by each Fund to the Advisor under its management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Directors also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Funds. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of each Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Funds were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by each Fund and the Advisor and services provided in response thereto. These payments include various payments made by each Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for each Fund. The Board reviewed such information and received representations from the Advisor that all such payments by the Funds were made pursuant to each Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Funds. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. To the extent there are potential collateral benefits, the Board has been advised and has taken this into consideration in its review of the management contract with the Funds.The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with service providers and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Funds, at least in part, due to its existing infrastructure built to serve the fund complex.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Funds’ operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Funds on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to each Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, determined that the management agreement between the Funds and the Advisor was fair and reasonable in light of the services provided and should be renewed.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the funds’ investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the funds is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The funds’ Form N-PORT reports are available on the SEC’s website at sec.gov. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their website at americancentury.com and, upon request, by calling 1-800-345-2021.

Notes

Notes

Notes

Notes

Notes

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Services for the Deaf	711

American Century Asset Allocation Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2021 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91633 2103

(b) None.

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semiannual report filings.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable for semiannual report filings.

(a)(2) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Asset Allocation Portfolios, Inc.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	March 26, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	March 26, 2021

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	March 26, 2021